     As filed with the Securities and Exchange Commission on April 29, 2005

                                                       REGISTRATION NO. 33-89848
                                                                        811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. _____                    [ ]

                         Post-Effective Amendment No. 17                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                Amendment No. 50

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  Mutual of Omaha Plaza, Omaha, Nebraska, 68175
              (Address of Depositor's Principal Executive Offices)

                                 (402) 351-5225
                Depositor's Telephone Number, including Area Code

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

 It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 1, 2005 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ]  on May 1, 2005 pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(UNITED OF OMAHA LOGO)                                  PROSPECTUS:  May 1, 2005

                                                         ULTRANNUITY(R) SERIES V
                                                               Flexible Payment
                                               Variable Deferred Annuity Policy

      This Prospectus describes ULTRANNUITY(R) SERIES V, a variable annuity policy offered by UNITED OF OMAHA LIFE INSURANCE COMPANY. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.

The Policy includes 32 variable options (where you have the investment risk) with investment portfolios from:

  -   THE ALGER AMERICAN FUND

  -   FEDERATED INSURANCE SERIES

  - FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

  -   MFS VARIABLE INSURANCE TRUST

  -   PIONEER VARIABLE CONTRACTS TRUST

  -   SCUDDER INVESTMENT VIT FUNDS

  -   SCUDDER VARIABLE SERIES I

  - T. ROWE PRICE EQUITY SERIES, INC., FIXED INCOME SERIES, INC. AND INTERNATIONAL SERIES, INC.

  -   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.

and three fixed rate options (where we have the investment risk).

      The variable investment options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account
C. THE VALUE OF YOUR POLICY WILL GO UP OR DOWN BASED ON THE INVESTMENT PERFORMANCE OF THE VARIABLE INVESTMENT OPTIONS THAT YOU CHOOSE.

Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

      A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

             REMEMBER THAT THE POLICY AND THE INVESTMENT PORTFOLIOS:

             -     ARE SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF
                   PRINCIPAL

             -     ARE NOT BANK DEPOSITS

             -     ARE NOT GOVERNMENT INSURED

             -     ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

             -     MAY NOT ACHIEVE THEIR GOALS

        UNITED OF OMAHA LIFE INSURANCE COMPANY, VARIABLE PRODUCT SERVICES

   MAILING ADDRESS: P.O. BOX 750497, TOPEKA, KANSAS 66675-0497 1-800-238-9354

CONTENTS

                                                                PAGE(S)
                                                                -------
DEFINITIONS                                                        3
INTRODUCTION AND SUMMARY                                          4-10
     Comparison to Other Policies and Investments
     How the Policy Operates
     Fee Table
     Example of Expenses
FINANCIAL STATEMENTS                                             11-20
ABOUT US                                                           21
INVESTMENT OPTIONS                                               22-30
     Variable Investment Options
     Fixed Rate Options
     Transfers
     Market-Timing Restrictions
     Dollar Cost Averaging
     Systematic Transfer Enrollment Program
     Asset Allocation Program
     Rebalancing Program
IMPORTANT POLICY PROVISIONS                                      31-34
     Policy Application and Issuance
     Accumulation Value
     Telephone Transactions
     Death of Annuitant
     Delay of Payments
     Minor Owner or Beneficiary
     Policy Termination
EXPENSES                                                         35-38
     Withdrawal Charge
     Mortality and Expense Risk Charge
     Administrative Charges
     Enhanced Death Benefit Charge
     Returns Benefit Charge
     Transfer Fee
     Premium Tax Charge
     Other Taxes
     Other Expenses; Investment Advisory Fees
POLICY DISTRIBUTIONS                                             39-45
     Withdrawals
     Annuity Payments
     Returns Benefit Rider
     Death Benefits
FEDERAL TAX MATTERS                                              46-48
     Taxation of Nonqualified Policies
     Taxation of Qualified Policies
     Possible Tax Law Changes
MISCELLANEOUS                                                    49-53
     Distributor of the Policies
     Sales to Employees
     Voting Rights
     Distribution of Materials
     Legal Proceedings
     USA Patriot Act Notice
     Privacy Notice
     Do You Have Questions?
STATEMENT OF ADDITIONAL INFORMATION                                54

DEFINITIONS

ACCUMULATION UNIT is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

ACCUMULATION VALUE is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed rate investment options).

ANNUITANT is the person on whose life annuity payments involving life contingencies are based.

ANNUITY STARTING DATE is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 95th birthday (85th birthday if the returns benefit rider is elected).

AVERAGE DEATH BENEFIT AMOUNT is the mean of the death benefit amount on the most recent Policy anniversary and the death benefit amount on the immediately preceding Policy anniversary. The Average Death Benefit Amount is the basis used to calculate the enhanced death benefit charge for Policies issued prior to May 1, 1998.

BENEFICIARY is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

BUSINESS DAY is each day that the New York Stock Exchange is open for trading.

CASH SURRENDER VALUE is the Accumulation Value less any applicable withdrawal charge, Policy fee, any premium tax charge not previously deducted and any enhanced death benefit charge (for Policies issued prior to May 1, 1998 that elect this benefit).

OWNER is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

POLICY is the Ultrannuity(R) Series V, a variable annuity policy offered by us through this Prospectus.

POLICY YEAR is measured from the annual anniversary dates of the date of issue of the Policy.

SERIES FUNDS are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

SUBACCOUNT is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

US, WE, OUR, UNITED OF OMAHA is United of Omaha Life Insurance Company.

VALUATION PERIOD is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

VARIABLE ACCOUNT is United of Omaha Separate Account C, a separate account maintained by us.

VARIABLE ANNUITY UNIT is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

WRITTEN NOTICE is written notice, signed by you, that gives us the information we require and is received at the Security Benefit Group of Companies, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas 66675-0497.

YOU, YOURS is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

-----------------------------------------------------------

      This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

      This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

INTRODUCTION AND SUMMARY

      This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.

      The ULTRANNUITY(R) SERIES V Policy described in this Prospectus is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 32 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.

      During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.

      The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. If you elect to add the returns benefit rider, you will be entitled to a guaranteed minimum annuity purchase amount if you elect to annuitize after you hold the Policy for at least 10 years. Some or all of each payment may be taxable.

      You may have the right to add an enhanced death benefit rider to the Policy for an additional charge. If you elect this rider or if you add the returns benefit rider, you may be entitled to receive a death benefit in excess of your Accumulation Value. You cannot elect both the enhanced death benefit rider and the returns benefit rider.

[ ]   COMPARISON TO OTHER POLICIES AND INVESTMENTS

      Compared to fixed annuities. Like fixed-interest annuities, the Policy:

      -     offers the ability to accumulate capital on a tax-deferred basis;

      - offers the ability to have a guaranteed minimum return on your investment if you choose a fixed rate option;

      -     allows you to make withdrawals from your Policy; and

      - can provide annuity payments for the rest of your life or for some other period.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.

      The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

      Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

      - The Policy provides a death benefit that could be higher than the value of the Policy.

      - Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.

      - Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.

      - You can make transfers from one underlying investment portfolio to another without tax liability.

      - Dividends and capital gains distributed by the investment portfolios are automatically reinvested.

      - Withdrawals before age 59-1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.

      - Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years following receipt of a purchase payment.

      - Most states grant you a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy).

      - We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

[ ]    HOW THE POLICY OPERATES

      The following chart summarizes how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

                                PURCHASE PAYMENTS

                  - Minimum initial purchase payment is $5,000 ($2,000 if you elect to make electronic funds transfer payments of at least $100 per month, or quarterly, semiannual or annual purchase payment equivalents).

                  -     Minimum additional purchase payment is $500.

                  - No additional purchase payments will be accepted after earlier of the Annuity Starting Date or your 88th birthday.

                 DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS

            In some states we are required to pay premium taxes, which may be up to 3.5% of the purchase payment you make. The amount of premium tax we are required to pay in your state may instead be deducted from your purchase payment upon surrender, upon the death of an Owner, or at the Annuity Starting Date. The timing of the deduction will vary in accordance with state law.

                         INVESTMENT OF PURCHASE PAYMENTS

      You direct the allocation of all net purchase payments among the 32 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.

                             DEDUCTIONS FROM ASSETS

- Daily charges deducted from the net assets in the Variable Account equal an annual rate of:

      -     1.00% for our mortality and expense risk;

      -     0.20% for our administrative expenses;

      -     0.30% if you elect the optional enhanced death benefit rider*

- Annual charge of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value if you elect the optional returns benefit rider.

- Annual Policy Fee of $30 per year assessed on each Policy anniversary if your Policy has an Accumulation Value of $50,000 or less, no annual Policy fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy anniversary.

- $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.

- Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.

*This charge is deducted annually (and on surrender) rather than on a daily basis for Policies issued before 5/01/98 based upon the Average Death Benefit of these Policies. In addition, the charge is 0.35% rather than 0.30% for Policies issued before 5/1/03.

                               ACCUMULATION VALUE

      - Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).

      - Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.

      - Accumulation Value can be transferred among the Subaccounts and the fixed account.

      - Dollar cost averaging, asset allocation and rebalancing programs are available.

      - Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.

                          ACCUMULATION VALUE BENEFITS

- You can withdraw all or part of the Cash Surrender Value. Each Policy Year, up to 15% of the Accumulation Value as of the date of the first withdrawal that Policy Year may be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; the charge is 7% if the withdrawal is made in the first year after a purchase payment is made and then the withdrawal charge decreases by 1% in each successive year to 0% after the seventh year. (Taxes and tax penalties may also apply to withdrawals.)

- Fixed and variable annuity payout options are available. A guaranteed minimum annuity value is also available under the returns benefit rider (for an extra charge).

                                 DEATH BENEFITS

-     Available as a lump sum or under a variety of payment options.

- If you die by accident, you may receive double the death benefit that would be paid if death was not by accident as a result of the accidental death benefit.*

-     An enhanced death benefit also may be available (for an extra charge).*

- The returns benefit is also available for an extra charge (but not if you elect the enhanced death benefit). This benefit will provide for a guaranteed minimum annuity purchase amount or an increased death benefit to your Beneficiary in certain circumstances.*

----------

*Accidental and enhanced death benefit and the returns benefit may not be available in all states.

STATE VARIATIONS

      This Prospectus and the Statement of Additional Information provide a general description of the Policy. Certain provisions of your Policy may be different than the general description in this Prospectus because of legal requirements in your state. Many of these differences are noted in this Prospectus. Your actual Policy and any riders are the controlling documents. All riders and options are not available in all states. Contact your registered representative or our Variable Product Services Office for specific information.

For Policies Issued in the State of Florida

      This notice is to remind you of rights provided by Florida law, Chapter
627.4555. You may designate a person, in addition to yourself, who would be told when your premium is past due and has not been paid. This secondary addressee will only be sent notification if the insured is age 64 or older and the Policy has been in force for at least one year. Notification of possible lapse in coverage will be sent to you and the person you designate to be the secondary addressee at least 21 days before expiration of the grace period provided in your Policy.

      If you would like to take advantage of this feature, please contact Variable Products Services at 1-800-888-2461.

Tax-Free Exchanges (1035 Exchanges and Qualified Transfers/Rollovers)

      You can generally exchange one policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code for non-qualified policies and under transfer and rollover rules established by the Internal Revenue Service for certain qualified policies. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

[ ]   FEE TABLE

      The following tables list various costs and expenses that you will pay when buying, owning and surrendering a Policy. The first table describes Policy Owner Transaction Expenses, which are fees and expenses that you will pay at the time that you buy a Policy, surrender a Policy, or transfer Accumulation Value among the Subaccounts and the Fixed Account. The second table describes Variable Account Annual Expenses, which are fees and expenses that you will pay periodically during the time that you own the Contract, not including investment portfolio fees and expenses. In addition to these expenses, in some states you will pay a premium tax charge.

Policy Owner Transaction Expenses

-    Maximum Withdrawal Charge(1)                                                      7%
     (as a percentage of each purchase payment withdrawn)

-    Transfer Fee                   -  First 12 Transfers Per Year:                $   0

                                    -  Over 12 Transfers in one Policy Year:       $  10 each

Variable Account Annual Expenses
(deducted daily to equal this annual % of Accumulation Value in the Subaccounts)

-    Mortality and Expense Risk Fees                                                1.00%

-    Administrative Expense Charge                                                  0.20%
                    Total Variable Account Annual Expenses                          1.20%

Other Annual Expenses

-    Annual Policy Fee, $50,000 or less of Accumulation Value (determined          $  30 per year
     annually on Policy anniversary date)

-    Annual Policy Fee, more than $50,000 of Accumulation Value (determined        $   0 per year
     annually on Policy anniversary date)

-    Current Annual Enhanced Death Benefit Charge (Optional)

      -     Prior to May 1, 1998, deducted annually as a percentage of the          0.35%
            Average Death Benefit Amount.

      -     On or after May, 1, 1998 through April 30, 2003, deducted daily to      0.35%
            equal this annual percentage of Accumulation Value of the
            Subaccounts.

      -     On or after May 1, 2003, deducted daily to equal this annual            0.30%
            percentage  of Accumulation Value of the Subaccounts.

-    Returns Rider Benefit Charge (Optional)

      -     Deducted annually on the Policy anniversary.                            0.40%(2)

------------------------

(1) Each Policy Year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

(2) This charge is deducted annually on the Policy anniversary (and on surrender) from the Accumulation Value in the Subaccounts and the fixed rate options based on the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.

      The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before fee waivers or expense reimbursements) during the fiscal year ended December 31, 2004. You may pay these expenses periodically during the time that own a Policy. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.

ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES:


                                                                           MINIMUM    MAXIMUM
                                                                           -------    -------
ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES (expenses that are           0.28%      1.68%
deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)


[ ]   EXAMPLES OF EXPENSES

      The following tables contain examples(3),(4),(5) of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. In addition, the examples do not reflect any premium tax charges, which apply in some states. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. These expenses include Policy Owner Transaction Expenses, Variable Account Annual Expenses, Other Annual Expenses, and the maximum fees and expense of any of the investment portfolios. There are two sets of examples. The first example assumes that you elect the optional returns benefit rider, and assumes that the Policy Accumulation Value is less than $50,000. The second example assumes that you do not elect an optional rider and assumes that the Policy Accumulation Value is less than $50,000.

EXAMPLE:(3) An Owner would pay the following expenses on a $10,000 investment assuming a 5% annual return on assets (including the returns benefit but not the enhanced death benefit):

1. Surrender Policy at end of the time period or annuitize and annuity option 4 (lifetime income) is NOT chosen.

2. Annuitize Policy at the end of the time period and annuity Option 4 (lifetime income IS chosen.

3. Policy is not surrendered and is not annuitized.

PORTFOLIO                                                     1Yr  3Yr   5Yr   10Yr  1Yr   3Yr   5Yr  10Yr  1Yr  3Yr   5Yr   10Yr
---------                                                     ---  ---   ---   ----  ---  ----  ----  ----  ---  ----  ---   ----
Alger American Growth Portfolio                               854  1217  1608  2883  854   795  1357  2883  259   795  1357  2883

Alger American Small Capitalization Portfolio                 865  1334  1746  2991  865   828  1412  2991  270   828  1412  2991

Federated Fund for U.S. Government Securities II Portfolio    840  1174  1537  2743  840   753  1287  2743  245   753  1287  2743

Federated Prime Money Fund II Portfolio                       833  1153  1502  2673  833   732  1252  2673  238   732  1252  2673

Fidelity VIP Asset Manager: Growth Portfolio                  844  1187  1558  2783  844   765  1307  2783  249   765  1307  2783

Fidelity VIP Contrafund Portfolio                             837  1165  1522  2713  837   744  1272  2713  242   744  1272  2713

Fidelity VIP Equity-Income Portfolio                          827  1135  1472  2612  827   714  1222  2612  232   714  1222  2612

Fidelity VIP Index 500 Portfolio                              796  1040  1313  2291  796   620  1064  2291  201   620  1064  2291

Fidelity VIP Mid Cap Portfolio Service                        865  1250  1663  2991  865   828  1412  2991  270   828  1412  2991

MFS Capital Opportunities Series Portfolio                    858  1229  1628  2922  858   807  1377  2922  263   807  1377  2922

MFS Emerging Growth Series Portfolio                          856  1223  1618  2903  856   801  1367  2903  261   801  1367  2903

MFS High Income Series Portfolio                              855  1220  1613  2893  855   798  1362  2893  260   798  1362  2893

MFS Research Series Portfolio                                 856  1223  1618  2903  856   801  1367  2903  261   801  1367  2903

MFS Strategic Income Series Portfolio                         858  1229  1628  2922  858   807  1377  2922  263   807  1377  2922

Pioneer Equity Income VCT Portfolio                           866  1253  1668  3001  866   831  1417  3001  271   831  1417  3001

Pioneer Fund VCT Portfolio                                    864  1247  1658  2981  864   825  1407  2981  269   825  1407  2981

Pioneer Growth Shares VCT Portfolio                           901  1357  1840  3336  901   935  1589  3336  306   935  1589  3336

Pioneer Mid-Cap Value VCT Portfolio                           841  1177  1542  2753  841   756  1292  2753  246   756  1292  2753

Pioneer Real Estate Shares VCT Portfolio*                     894  1336  1806  3270  894   915  1555  3270  299   915  1555  3270

Pioneer Small Cap Value VCT Portfolio                         917  1405  1918  3485  917   982  1667  3485  322   982  1667  3485

Scudder VIT EAFE Equity Index Fund Portfolio                  833  1153  1502  2673  833   732  1252  2673  238   732  1252  2673

Scudder VIT Small Cap Index Fund Portfolio                    813  1092  1400  2468  813   672  1151  2468  218   672  1151  2468

Scudder VS1 Global Discovery Portfolio                        898  1348  1826  3308  898   926  1574  3308  303   926  1574  3308

Scudder VS1 Growth and Income Portfolio                       858  1229  1628  2922  858   807  1377  2922  263   807  1377  2922

Scudder VS1 International Portfolio                           874  1277  1707  3079  874   855  1457  3079  279   855  1457  3079

T. Rowe Price Equity Income Portfolio                         853  1214  1603  2873  853   792  1352  2873  258   792  1352  2873

T. Rowe Price International Stock Portfolio                   873  1274  1702  3069  873   852  1452  3069  278   852  1452  3069

T. Rowe Price Limited-Term Bond Portfolio                     838  1168  1527  2723  838   747  1277  2723  243   747  1277  2723

T. Rowe Price New America Growth Portfolio                    853  1214  1603  2873  853   792  1352  2873  258   792  1352  2873

T. Rowe Price Personal Strategy Balanced Portfolio            855  1220  1613  2893  855   798  1362  2893  260   798  1362  2893

Van Kampen UIF Core Plus Fixed Income Portfolio               838  1168  1527  2723  838   747  1277  2723  243   747  1277  2723

Van Kampen UIF Emerging Markets Equity Portfolio              936  1461  2010  3659  936  1038  1758  3659  341  1038  1758  3659

EXAMPLE:(4)(5) An Owner would pay the following expenses on a $10,000 investment assuming a 5% annual return on assets (excluding the enhanced death benefit and the returns benefit):

1. Surrender Policy at end of the time period or annuitize and annuity option 4 (lifetime income) is NOT chosen.

2. Annuitize Policy at the end of the time period and annuity Option 4 (lifetime income IS chosen.

3. Policy is not surrendered and is not annuitized.

PORTFOLIO                                                      1Yr   3Yr  5Yr   10Yr  1Yr  3Yr  5Yr   10Yr  1Yr  3Yr  5Yr   10Yr
---------                                                      ---   ---  ---   ----  ---  ---  ---   ----  ---  ---  ---   ----
Alger American Growth Portfolio                                814  1095  1405  2478  814  675  1156  2478  219  675  1156  2478

Alger American Small Capitalization Portfolio                  825  1213  1545  2591  825  708  1212  2591  230  708  1212  2591

Federated Fund for U.S. Government Securities II Portfolio     800  1053  1334  2333  800  632  1084  2333  205  632  1084  2333

Federated Prime Money Fund II Portfolio                        793  1031  1297  2259  793  611  1048  2259  198  611  1048  2259

Fidelity VIP Asset Manager: Growth Portfolio                   804  1065  1354  2375  804  644  1105  2375  209  644  1105  2375

Fidelity VIP Contrafund Portfolio                              797  1043  1318  2301  797  623  1069  2301  202  623  1069  2301

Fidelity VIP Equity-Income Portfolio                           787  1013  1266  2195  787  593  1017  2195  192  593  1017  2195

Fidelity VIP Index 500 Portfolio                               756   917  1105  1860  756  497  856   1860  161  497  856   1860

Fidelity VIP Mid Cap Portfolio Service                         825  1129  1461  2591  825  708  1212  2591  230  708  1212  2591

MFS Capital Opportunities Series Portfolio                     818  1108  1426  2520  818  687  1176  2520  223  687  1176  2520

MFS Emerging Growth Series Portfolio                           816  1102  1416  2499  816  681  1166  2499  221  681  1166  2499

MFS High Income Series Portfolio                               815  1098  1411  2489  815  678  1161  2489  220  678  1161  2489

MFS Research Series Portfolio                                  816  1102  1416  2499  816  681  1166  2499  221  681  1166  2499

MFS Strategic Income Series Portfolio                          818  1108  1426  2520  818  687  1176  2520  223  687  1176  2520

Pioneer Equity Income VCT Portfolio                            826  1132  1467  2602  826  711  1217  2602  231  711  1217  2602

Pioneer Fund VCT Portfolio                                     824  1126  1456  2581  824  705  1207  2581  229  705  1207  2581

Pioneer Growth Shares VCT Portfolio                            861  1238  1643  2952  861  816  1392  2952  266  816  1392  2952

Pioneer Mid-Cap Value VCT Portfolio                            801  1056  1339  2343  801  635  1089  2343  206  635  1089  2343

Pioneer Real Estate Shares VCT Portfolio*                      854  1217  1608  2883  854  795  1357  2883  259  795  1357  2883

Pioneer Small Cap Value VCT Portfolio                          877  1286  1722  3108  877  864  1471  3108  282  864  1471  3108

Scudder VIT EAFE Equity Index Fund Portfolio                   793  1031  1297  2259  793  611  1048  2259  198  611  1048  2259

Scudder VIT Small Cap Index Fund Portfolio                     773   970  1194  2045  773  550  945   2045  178  550  945   2045

Scudder VS1 Global Discovery Portfolio                         858  1229  1628  2922  858  807  1377  2922  263  807  1377  2922

Scudder VS1 Growth and Income Portfolio                        818  1108  1426  2520  818  687  1176  2520  223  687  1176  2520

Scudder VS1 International Portfolio                            834  1156  1507  2683  834  735  1257  2683  239  735  1257  2683

T. Rowe Price Equity Income Portfolio                          813  1092  1400  2468  813  672  1151  2468  218  672  1151  2468

T. Rowe Price International Stock Portfolio                    833  1153  1502  2673  833  732  1252  2673  238  732  1252  2673

T. Rowe Price Limited-Term Bond Portfolio                      798  1047  1323  2312  798  626  1074  2312  203  626  1074  2312

T. Rowe Price New America Growth Portfolio                     813  1092  1400  2468  813  672  1151  2468  218  672  1151  2468

T. Rowe Price Personal Strategy Balanced Portfolio             815  1098  1411  2489  815  678  1161  2489  220  678  1161  2489

Van Kampen UIF Core Plus Fixed Income Portfolio                798  1047  1323  2312  798  626  1074  2312  203  626  1074  2312

Van Kampen UIF Emerging Markets Equity Portfolio               896  1342  1816  3289  896  920  1565  3289  301  920  1565  3289

3. The Anniversary Value equals the Accumulation Value on a Policy anniversary.

4. The $30 annual Policy Fee is reflected as an annual $10 charge per investment portfolio in these examples, based on an average Accumulation Value of $30,000.

5. The fee and expense data regarding each Series Fund, which is based upon fees and expenses for 2004, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

These examples should not be considered representations of past or future expenses. These examples are based on the maximum investment portfolio's expenses for 2004 and Policy expenses as described above. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate. The expenses are before any fee waivers or expense reimbursements that were received. The fee and expense data regarding each Series Fund, which is based upon fees and expenses for 2004, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

FINANCIAL STATEMENTS

      Our statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account are contained in the Statement of Additional Information. You should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account and/or the Statement of Additional Information, please call or write us at our administrative office. For each of the years in the period ended December 31, 2004, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

          THIS TABLE DEMONSTRATES INFORMATION FOR POLICIES WITHOUT THE
              ENHANCED DEATH BENEFIT AND FOR POLICIES ISSUED BEFORE
                  MAY 1, 1998 WITH THE ENHANCED DEATH BENEFIT.

                                                                                  ACCUMULATION UNIT
                                                                 ACCUMULATION      VALUE AT END OF
SUBACCOUNT                                                       UNIT VALUE ON           YEAR        NUMBER OF ACCUMULATION
----------                                                     COMMENCEMENT DATE    (December 31)    UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*               ($)*             (December 31)
------------------------------------------------------------   -----------------  -----------------  ----------------------
ALGER AMERICAN GROWTH (6/5/95)                                      10.000
         1995...............................................                            11.673                140,897
         1996...............................................                            13.071              1,358,882
         1997...............................................                            16.240              1,918,481
         1998...............................................                            23.759              2,036,293
         1999...............................................                            31.395              2,311,743
         2000...............................................                            26.437              2,397,859
         2001...............................................                            23.032              1,986,652
         2002...............................................                            15.248              1,879,394
         2003...............................................                            20.363              1,270,314
         2004...............................................                            21.224                923,944
ALGER AMERICAN SMALL CAPITALIZATION (6/5/95)                        10.000
         1995...............................................                            12.094                148,670
         1996...............................................                            12.448              1,474,107
         1997...............................................                            13.690              2,021,476
         1998...............................................                            15.638              2,100,494
         1999...............................................                            22.159              2,109,902
         2000...............................................                            15.939              2,117,374
         2001...............................................                            11.099              1,920,970
         2002...............................................                             8.090              1,463,336
         2003...............................................                            11.378              1,172,867
         2004...............................................                            13.105                855,740
FEDERATED FUND  FOR U.S. GOVERNMENT SECURITIES II (6/5/95)          10.000
         1995...............................................                            10.570                122,440
         1996...............................................                            10.882              1,128,539
         1997...............................................                            11.674              1,824,790
         1998...............................................                            12.417              2,467,353
         1999...............................................                            12.195              2,340,323
         2000...............................................                            13.371              2,102,155
         2001...............................................                            14.139              1,852,701
         2002...............................................                            15.234              1,830,120
         2003...............................................                            15.407              1,336,413
         2004...............................................                            15.772                978,698

                                                                                  ACCUMULATION UNIT
                                                                 ACCUMULATION      VALUE AT END OF
SUBACCOUNT                                                       UNIT VALUE ON           YEAR        NUMBER OF ACCUMULATION
----------                                                     COMMENCEMENT DATE    (December 31)    UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*               ($)*             (December 31)
------------------------------------------------------------   -----------------  -----------------  ----------------------
FEDERATED PRIME MONEY FUND II (6/5/95)                               1.000
         1995...............................................                             1.023              3,065,603
         1996...............................................                             1.059             21,525,823
         1997...............................................                             1.098             19,485,025
         1998...............................................                             1.138             33,973,580
         1999...............................................                             1.176             49,202,545
         2000...............................................                             1.231             28,115,973
         2001...............................................                             1.262             32,073,914
         2002...............................................                             1.264             23,722,551
         2003...............................................                             1.258             11,284,144
         2004...............................................                             1.253              7,604,082
FIDELITY VIP ASSET MANAGER: GROWTH (6/5/95)                         10.000
         1995...............................................                            11.269                199,570
         1996...............................................                            13.353              1,655,034
         1997...............................................                            16.500              2,748,520
         1998...............................................                            19.167              2,845,580
         1999...............................................                            21.827              2,600,716
         2000...............................................                            18.877              2,495,810
         2001...............................................                            17.271              2,036,537
         2002...............................................                            14.414              1,515,546
         2003...............................................                            17.565              1,157,510
         2004...............................................                            18.392                858,044
FIDELITY VIP CONTRAFUND (6/5/95)                                    10.000
         1995...............................................                            11.740                150,364
         1996...............................................                            14.070              1,785,274
         1997...............................................                            17.257              2,992,115
         1998...............................................                            22.162              3,141,626
         1999...............................................                            27.208              3,149,291
         2000...............................................                            25.102              2,977,690
         2001...............................................                            21.763              2,391,908
         2002...............................................                            19.492              1,901,816
         2003...............................................                            24.740              1,496,964
         2004...............................................                            28.226              1,150,163
FIDELITY VIP EQUITY-INCOME (6/5/95)                                 10.000
         1995...............................................                            11.596                233,679
         1996...............................................                            13.090              2,256,678
         1997...............................................                            16.571              3,528,096
         1998...............................................                            18.276              3,872,254
         1999...............................................                            19.200              3,977,876
         2000...............................................                            20.568              3,566,414
         2001...............................................                            19.313              3,051,123
         2002...............................................                            15.848              2,276,224
         2003...............................................                            20.407              1,762,101
         2004...............................................                            22.487              1,345,065
FIDELITY VIP INDEX 500 (5/1/97)                                     10.000
         1997...............................................                            12.166                829,118
         1998...............................................                            15.425              2,004,924
         1999...............................................                            18.367              3,009,822
         2000...............................................                            16.459              3,440,820
         2001...............................................                            14.293              3,397,837
         2002...............................................                            10.979              3,255,625
         2003...............................................                            13.930              2,810,391
         2004...............................................                            15.223              2,263,407
FIDELITY VIP MID CAP (5/1/03)                                       10.000
         2003...............................................                            14.053                 42,881

                                                                                  ACCUMULATION UNIT
                                                                 ACCUMULATION      VALUE AT END OF
SUBACCOUNT                                                       UNIT VALUE ON           YEAR        NUMBER OF ACCUMULATION
----------                                                     COMMENCEMENT DATE    (December 31)    UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*               ($)*             (December 31)
------------------------------------------------------------   -----------------  -----------------  ----------------------
         2004...............................................                            17.307                 83,100
MFS CAPITAL OPPORTUNITIES SERIES (5/1/97)                           10.000
         1997...............................................                            12.394                292,197
         1998...............................................                            15.528              1,117,680
         1999...............................................                            22.618              1,460,323
         2000...............................................                            21.531              1,942,266
         2001...............................................                            16.276              1,978,242
         2002...............................................                            11.306              1,151,447
         2003...............................................                            14.231              1,311,881
         2004...............................................                            15.812              1,105,788
MFS EMERGING GROWTH SERIES (6/5/95)                                 10.000
         1995...............................................                            11.659                123,460
         1996...............................................                            13.480              1,854,145
         1997...............................................                            16.230              2,890,806
         1998...............................................                            21.521              3,084,172
         1999...............................................                            37.575              2,822,806
         2000...............................................                            29.847              2,633,131
         2001...............................................                            19.612              2,106,062
         2002...............................................                            12.835              1,590,648
         2003...............................................                            16.515              1,238,894
         2004...............................................                            18.431                945,487
MFS HIGH INCOME SERIES (6/5/95)                                     10.000
         1995...............................................                            10.452                 87,378
         1996...............................................                            11.548                859,361
         1997...............................................                            12.960              1,729,635
         1998...............................................                            12.782              1,972,690
         1999...............................................                            13.442              1,994,619
         2000...............................................                            12.395              1,847,236
         2001...............................................                            12.500              1,266,445
         2002...............................................                            12.667                901,174
         2003...............................................                            14.763                699,388
         2004...............................................                            15.920                513,289
MFS RESEARCH SERIES (6/5/95)                                        10.000
         1995...............................................                            10.986                117,165
         1996...............................................                            13.277              1,381,316
         1997...............................................                            15.775              2,608,735
         1998...............................................                            19.231              2,790,110
         1999...............................................                            23.571              2,379,511
         2000...............................................                            22.159              2,169,993
         2001...............................................                            17.240              1,713,143
         2002...............................................                            12.854              1,299,517
         2003...............................................                            15.838                974,691
         2004...............................................                            18.128                714,879
MFS STRATEGIC INCOME SERIES (6/5/95)                                10.000
         1995...............................................                            10.243                 56,393
         1996...............................................                            10.527                819,686
         1997...............................................                            10.283              1,302,843
         1998...............................................                            10.963              1,429,007
         1999...............................................                            10.561              1,456,763
         2000...............................................                            10.945              1,465,827
         2001...............................................                            11.327              1,112,654
         2002...............................................                            12.132                710,555
         2003...............................................                            13.231                527,766
         2004...............................................                            14.083                399,566
PIONEER EQUITY INCOME VCT (5/1/2000)                                10.000

                                                                                  ACCUMULATION UNIT
                                                                 ACCUMULATION      VALUE AT END OF
SUBACCOUNT                                                       UNIT VALUE ON           YEAR        NUMBER OF ACCUMULATION
----------                                                     COMMENCEMENT DATE    (December 31)    UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*               ($)*             (December 31)
------------------------------------------------------------   -----------------  -----------------  ----------------------
         2000...............................................                            11.492                524,471
         2001...............................................                            10.542                702,072
         2002...............................................                             8.744                363,170
         2003...............................................                            10.564                256,674
         2004...............................................                            12.110                188,781
PIONEER FUND VCT (5/1/2000)                                         10.000
         2000...............................................                             9.761                229,835
         2001...............................................                             8.573                388,936
         2002...............................................                             6.840                338,602
         2003...............................................                             8.342                189,726
         2004...............................................                             9.142               1318,890
PIONEER GROWTH SHARES VCT (5/1/2000)                                10.000
         2000...............................................                             9.290                 15,247
         2001...............................................                             7.412                 79,129
         2002...............................................                             4.754                 37,400
         2003...............................................                             5.860                 52,230
         2004...............................................                             6.158                 40,749
PIONEER MID-CAP VALUE VCT (5/1/97)                                  10.000
         1997...............................................                            11.756                383,956
         1998...............................................                            11.156                704,800
         1999...............................................                            12.461                625,307
         2000...............................................                            14.529                600,524
         2001...............................................                            15.285                812,148
         2002...............................................                            13.409              1,233,479
         2003...............................................                            18.213              1,098,481
         2004...............................................                            21.974                856,461
PIONEER REAL ESTATE SHARES VCT (5/1/97)                             10.000
         1997...............................................                            12.229                428,572
         1998...............................................                             9.818                650,669
         1999...............................................                             9.295                735,185
         2000...............................................                            11.895                828,840
         2001...............................................                            12.669                764,044
         2002...............................................                            12.834                529,544
         2003...............................................                            17.086                375,874
         2004...............................................                            22.914                317,842
PIONEER SMALL CAP VALUE VCT (5/1/03)                                10.000
         2003...............................................                            13.578                 14,589
         2004...............................................                            16.083                 34,201
SCUDDER VIT EAFE(R) EQUITY INDEX FUND (5/1/2000)                    10.000
         2000...............................................                             8.764                604,546
         2001...............................................                             6.521              1,058,221
         2002...............................................                             5.051                311,311
         2003...............................................                             6.656                175,749
         2004...............................................                             7.829                114,872
SCUDDER VIT SMALL CAP INDEX FUND (5/1/2000)                         10.000
         2000...............................................                             9.288                323,540
         2001...............................................                             9.366                537,017
         2002...............................................                             7.349                293,891
         2003...............................................                            10.632                216,937
         2004...............................................                            12.370                166,716
SCUDDER VS1 GLOBAL DISCOVERY (5/1/97)                               10.000
         1997...............................................                            11.478                194,110
         1998...............................................                            13.176                297,502

                                                                         ACCUMULATION UNIT
                                                                          VALUE AT END OF
SUBACCOUNT                                   ACCUMULATION UNIT VALUE ON        YEAR         NUMBER OF ACCUMULATION
----------                                       COMMENCEMENT DATE         (December 31)    UNITS AT END OF YEAR**
(Date of Inception)                                       ($)*                 ($)*             (December 31)
-------------------------------------------  --------------------------  -----------------  ----------------------
         1999..............................                                  21.562                298,875
         2000..............................                                  20.150                500,867
         2001..............................                                  14.939                416,984
         2002..............................                                  11.797                314,804
         2003..............................                                  17.341                280,503
         2004..............................                                  21.094                201,492
SCUDDER VS1 GROWTH AND INCOME (5/1/97)                 10.000
         1997..............................                                  12.190                561,594
         1998..............................                                  12.847              1,049,444
         1999..............................                                  13.425                965,074
         2000..............................                                  12.955                897,400
         2001..............................                                  11.320                763,652
         2002..............................                                   8.566                641,865
         2003..............................                                  10.711                529,269
         2004..............................                                  11.617                409,515
SCUDDER VS1 INTERNATIONAL (6/5/95)                     10.000
         1995..............................                                  10.642                 99,029
         1996..............................                                  12.067              1,269,457
         1997..............................                                  13.004              2,391,655
         1998..............................                                  15.223              2,421,576
         1999..............................                                  23.241              2,206,568
         2000..............................                                  17.979              2,171,470
         2001..............................                                  12.281              1,785,665
         2002..............................                                   9.906              1,366,648
         2003..............................                                  12.503              1,011,998
         2004..............................                                  14.395                764,861
T. ROWE PRICE EQUITY INCOME (6/5/95)                   10.000
         1995..............................                                  11.625                121,994
         1996..............................                                  13.731              1,861,298
         1997..............................                                  17.481              3,837,388
         1998..............................                                  18.839              4,407,085
         1999..............................                                  19.305              3,796,628
         2000..............................                                  21.564              3,131,372
         2001..............................                                  21.616              2,685,683
         2002..............................                                  18.554              2,565,044
         2003..............................                                  23.007              2,182,979
         2004..............................                                  23.122              1,730,853
T. ROWE PRICE INTERNATIONAL STOCK (6/5/95)             10.000
         1995..............................                                  10.569                181,399
         1996..............................                                  11.976              1,736,784
         1997..............................                                  12.200              2,857,269
         1998..............................                                  13.964              2,966,530
         1999..............................                                  18.394              2,715,037
         2000..............................                                  14.932              2,638,133
         2001..............................                                  11.475              2,538,533
         2002..............................                                   9.263              2,526,667
         2003..............................                                  11.946              2,133,056
         2004..............................                                  13.429              1,671,687
T. ROWE PRICE LIMITED-TERM BOND (6/5/95)               10.000
         1995..............................                                  10.373                 56,018
         1996..............................                                  10.582                631,437
         1997..............................                                  11.160              1,302,580
         1998..............................                                  11.828              2,346,553

                                                                               ACCUMULATION UNIT
                                                                                VALUE AT END OF
SUBACCOUNT                                         ACCUMULATION UNIT VALUE ON        YEAR         NUMBER OF ACCUMULATION
----------                                             COMMENCEMENT DATE         (December 31)    UNITS AT END OF YEAR**
(Date of Inception)                                             ($)*                 ($)*             (December 31)
-------------------------------------------------  --------------------------  -----------------  ----------------------
         1999....................................                                    11.785              2,777,488
         2000....................................                                    12.720              3,213,365
         2001....................................                                    13.632              3,224,453
         2002....................................                                    14.198              2,453,976
         2003....................................                                    14.628              1,942,450
         2004....................................                                    14.611              1,540,254
T. ROWE PRICE NEW AMERICA GROWTH (6/5/95)                      10.000
         1995....................................                                    13.061                 58,555
         1996....................................                                    15.496                917,255
         1997....................................                                    18.543              1,599,824
         1998....................................                                    21.712              1,914,746
         1999....................................                                    24.187              1,701,273
         2000....................................                                    21.359              1,562,392
         2001....................................                                    18.602              1,470,460
         2002....................................                                    13.175              1,031,398
         2003....................................                                    17.588                798,925
         2004....................................                                    19.268                614,476
T. ROWE PRICE PERSONAL STRATEGY BALANCED (6/5/95)              10.000
         1995....................................                                    11.272                123,287
         1996....................................                                    12.719              1,703,217
         1997....................................                                    14.833              2,792,934
         1998....................................                                    16.755              3,090,073
         1999....................................                                    17.946              2,780,445
         2000....................................                                    18.691              2,570,458
         2001....................................                                    18.020              2,210,402
         2002....................................                                    16.415              1,788,724
         2003....................................                                    20.241              1,340,403
         2004....................................                                    22.558                955,958
VAN KAMPEN UIF EMERGING MARKETS EQUITY (5/1/98)                10.000
         1998....................................                                     7.002                 14,713
         1999....................................                                    13.469                 93,730
         2000....................................                                     8.131                336,583
         2001....................................                                     7.511                426,209
         2002....................................                                     6.761                344,710
         2003....................................                                     9.998                303,859
         2004....................................                                    12.161                232,393
VAN KAMPEN UIF CORE PLUS FIXED INCOME (5/1/98)                 10.000
         1998....................................                                    10.462                 80,837
         1999....................................                                    10.167                163,976
         2000....................................                                    11.159                175,613
         2001....................................                                    12.052                275,175
         2002....................................                                    12.780              1,774,311
         2003....................................                                    13.213              1,877,867
         2004....................................                                    13.625              1,677,667

*  Accumulation Unit values are rounded to the nearest hundredth of a cent.

** Number of Accumulation Units is rounded to the nearest unit.

THIS TABLE DEMONSTRATES INFORMATION FOR POLICIES ISSUED ON OR AFTER MAY 1, 1998
                        WITH THE ENHANCED DEATH BENEFIT.

                                                                               ACCUMULATION UNIT
                                                                                VALUE AT END OF
SUBACCOUNT                                         ACCUMULATION UNIT VALUE ON        YEAR         NUMBER OF ACCUMULATION
----------                                             COMMENCEMENT DATE         (December 31)    UNITS AT END OF YEAR**
(Date of Inception)                                             ($)*                 ($)*             (December 31)
-------------------------------------------------  --------------------------  -----------------  ----------------------
ALGER AMERICAN GROWTH (6/5/95)                                 10.000
         1998....................................                                    12.418                 28,408
         1999....................................                                    16.352                127,509
         2000....................................                                    13.721                185,958
         2001....................................                                    11.912                159,587
         2002....................................                                     7.859                176,917
         2003....................................                                    10.458                 96,294
         2004....................................                                    10.862                 68,424
ALGER AMERICAN SMALL CAPITALIZATION (6/5/95)                   10.000
         1998....................................                                    10.202                 37,709
         1999....................................                                    14.406                 74,834
         2000....................................                                    10.326                113,657
         2001....................................                                     7.166                104,891
         2002....................................                                     5.205                 77,967
         2003....................................                                     7.294                 64,883
         2004....................................                                     8.371                 55,528
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
(6/5/95)                                                       10.000
         1998....................................                                    10.430                 20,339
         1999....................................                                    10.207                 37,232
         2000....................................                                    11.153                 38,743
         2001....................................                                    11.752                 35,086
         2002....................................                                    12.617                 45,316
         2003....................................                                    12.716                 32,014
         2004....................................                                    12.971                 30,183
FEDERATED PRIME MONEY FUND II  (6/5/95)                         1.000
         1998....................................                                     1.021                441,406
         1999....................................                                     1.052              1,947,391
         2000....................................                                     1.097              1,775,602
         2001....................................                                     1.121              2,696,259
         2002....................................                                     1.119              2,085,938
         2003....................................                                     1.109              1,867,713
         2004....................................                                     1.101              1,383,412
FIDELITY VIP ASSET MANAGER (6/5/95)                            10.000
         1998....................................                                    10.560                 30,012
         1999....................................                                    11.983                 74,734
         2000....................................                                    10.327                 58,716
         2001....................................                                     9.416                 50,880
         2002....................................                                     7.831                 40,041
         2003....................................                                     9.509                 31,958
         2004....................................                                     9.922                 19,049
FIDELITY VIP CONTRAFUND (6/5/95)                               10.000
         1998....................................                                    11.260                 31,672
         1999....................................                                    13.776                136,641
         2000....................................                                    12.665                201,774
         2001....................................                                    10.942                180,954
         2002....................................                                     9.766                123,439
         2003....................................                                    12.352                 93,074
         2004....................................                                   14.0423                 80,726
FIDELITY VIP EQUITY-INCOME (6/5/95)                            10.000
         1998....................................                                     9.842                123,838

                                                                               ACCUMULATION UNIT
                                                                                VALUE AT END OF
SUBACCOUNT                                         ACCUMULATION UNIT VALUE ON        YEAR         NUMBER OF ACCUMULATION
----------                                             COMMENCEMENT DATE         (December 31)    UNITS AT END OF YEAR**
(Date of Inception)                                             ($)*                 ($)*             (December 31)
1999.............................................                                    10.304                243,840
2000.............................................                                    10.999                216,799
2001.............................................                                    10.292                200,691
2002.............................................                                     8.416                117,868
2003.............................................                                    10.799                 83,112
2004.............................................                                    11.858                 70,085

                                                                                         ACCUMULATION UNIT
                                                                                          VALUE AT END OF            NUMBER OF
SUBACCOUNT                                              ACCUMULATION UNIT VALUE ON             YEAR           ACCUMULATION UNITS AT
----------                                                 COMMENCEMENT DATE               (December 31)            END OF YEAR**
(Date of Inception)                                               ($)*                          ($)*               (December 31)
FIDELITY VIP INDEX 500 (5/1/97)                                             10.000
            1998......................................                                        10.964                  145,269
            1999......................................                                        13.009                  410,449
            2000......................................                                        11.617                  480,400
            2001......................................                                        10.052                  502,246
            2002......................................                                         7.695                  523,017
            2003......................................                                         9.729                  449,839
            2004......................................                                        10.595                   39,771
FIDELITY VIP MID CAP (5/1/03)                                                10.00
            2003......................................                                        14.020                        0
            2004......................................                                        17.206                      457
MFS CAPITAL OPPORTUNITIES SERIES (5/1/97)                                   10.000
            1998......................................                                        10.447                   65,927
            1999......................................                                        15.164                  123,562
            2000......................................                                        14.385                  167,018
            2001......................................                                        10.836                  216,639
            2002......................................                                         7.501                  111,884
            2003......................................                                         9.408                  148,135
            2004......................................                                        10.416                  140,606
MFS EMERGING GROWTH SERIES (6/5/95)                                         10.000
            1998......................................                                        11.125                   13,343
            1999......................................                                        19.356                   33,702
            2000......................................                                        15.321                   55,970
            2001......................................                                        10.032                   66,455
            2002......................................                                         6.542                   63,918
            2003......................................                                         8.389                   45,988
            2004......................................                                         9.329                   35,502
MFS HIGH INCOME SERIES (6/5/95)                                             10.000
            1998......................................                                         9.469                   29,844
            1999......................................                                         9.924                   61,932
            2000......................................                                         9.119                   75,438
            2001......................................                                         9.164                   73,245
            2002......................................                                         9.254                   38,772
            2003......................................                                        10.747                   31,102
            2004......................................                                        11.545                   27,018
MFS RESEARCH SERIES (6/5/95)                                                10.000
            1998......................................                                        10.382                   21,020
            1999......................................                                        12.680                   53,943
            2000......................................                                        11.879                   55,039
            2001......................................                                         9.209                   52,849
            2002......................................                                         6.842                   44,846
            2003......................................                                         8.401                   32,979
            2004......................................                                         9.582                   24,097
MFS STRATEGIC INCOME SERIES (6/5/95)                                        10.000
            1998......................................                                        10.495                   15,750
            1999......................................                                        10.074                   27,691
            2000......................................                                        10.405                   48,216
            2001......................................                                        10.730                   51,772
            2002......................................                                        11.453                   16,680
            2003......................................                                        12.446                   12,409
            2004......................................                                        13.201                   11,760
PIONEER EQUITY INCOME VCT (5/1/00)                                          10.000
            2000......................................                                        11.466                   60,994
            2001......................................                                        10.481                   84,566
            2002......................................                                         8.663                   21,866

                                                                                         ACCUMULATION UNIT
                                                                                          VALUE AT END OF            NUMBER OF
SUBACCOUNT                                              ACCUMULATION UNIT VALUE ON             YEAR           ACCUMULATION UNITS AT
----------                                                 COMMENCEMENT DATE               (December 31)            END OF YEAR**
(Date of Inception)                                               ($)*                          ($)*               (December 31)
            2003......................................                                        10.429                   16,181
            2004......................................                                        11.914                   12,376
PIONEER FUND VCT (5/1/00)                                                   10.000
            2000......................................                                         9.738                   41,957
            2001......................................                                         8.523                   52,019
            2002......................................                                         6.776                   53,897
            2003......................................                                         8.235                   46,476
            2004......................................                                         8.994                   38,927

                                                                                         ACCUMULATION UNIT
                                                                                          VALUE AT END OF            NUMBER OF
SUBACCOUNT                                              ACCUMULATION UNIT VALUE ON             YEAR           ACCUMULATION UNITS AT
----------                                                 COMMENCEMENT DATE               (December 31)            END OF YEAR**
(Date of Inception)                                               ($)*                          ($)*               (December 31)
PIONEER GROWTH SHARES VCT (5/1/00)                                          10.000
            2000......................................                                         9.266                      131
            2001......................................                                         7.368                      736
            2002......................................                                         4.710                    3,362
            2003......................................                                         5.785                    7,330
            2004......................................                                         6.058                    5,480
PIONEER MID-CAP VALUE VCT (5/1/97)                                          10.000
            1998......................................                                         8.379                   17,889
            1999......................................                                         9.327                   21,682
            2000......................................                                        10.836                   29,752
            2001......................................                                        11.360                   30,272
            2002......................................                                         9.931                   93,804
            2003......................................                                        13.442                   91,882
            2004......................................                                        16.161                   80,828
PIONEER REAL ESTATE SHARES VCT (5/1/97)                                     10.000
            1998......................................                                         8.215                   18,420
            1999......................................                                         7.750                   37,542
            2000......................................                                         9.883                   59,967
            2001......................................                                        10.489                   54,341
            2002......................................                                        10.589                   29,572
            2003......................................                                        14.048                   21,811
            2004......................................                                        18.773                   18,904
PIONEER SMALL CAP VALUE VCT (5/1/03)                                         10.00
            2003......................................                                        13.546                        0
            2004......................................                                        15.989                      494
SCUDDER VIT EAFE(R) EQUITY INDEX FUND (5/1/00)                              10.000
            2000......................................                                         8.744                   68,860
            2001......................................                                         6.483                  123,485
            2002......................................                                         5.004                   24,261
            2003......................................                                         6.570                    9,302
            2004......................................                                         7.702                    8,045
SCUDDER VIT SMALL CAP INDEX FUND (5/1/00)                                   10.000
            2000......................................                                         9.267                   34,692
            2001......................................                                         9.312                   52,661
            2002......................................                                         7.281                   11,942
            2003......................................                                        10.496                   10,269
            2004......................................                                        12.169                   10,206
SCUDDER VS1 GLOBAL DISCOVERY (5/1/97)                                       10.000
            1998......................................                                         9.609                    2,498
            1999......................................                                        15.669                    2,808
            2000......................................                                        14.593                    9,493
            2001......................................                                        10.780                    8,647
            2002......................................                                         8.483                    7,557
            2003......................................                                        12.426                    6,685
            2004......................................                                        15.062                    8,459
SCUDDER VS1 GROWTH AND INCOME (5/1/97)                                      10.000
            1998......................................                                         9.367                   26,462
            1999......................................                                         9.754                   52,982
            2000......................................                                         9.380                   35,029
            2001......................................                                         8.167                   30,998
            2002......................................                                         6.159                   24,384
            2003......................................                                         7.674                   22,486
            2004......................................                                         8.294                   18,362
SCUDDER VS1 INTERNATIONAL (6/5/95)                                          10.000
            1998......................................                                         9.972                   34,058

                                                                                         ACCUMULATION UNIT
                                                                                          VALUE AT END OF            NUMBER OF
SUBACCOUNT                                              ACCUMULATION UNIT VALUE ON             YEAR           ACCUMULATION UNITS AT
----------                                                 COMMENCEMENT DATE               (December 31)            END OF YEAR**
(Date of Inception)                                               ($)*                          ($)*               (December 31)
            1999......................................                                        15.171                   69,529
            2000......................................                                        11.695                   75,174
            2001......................................                                         7.961                   65,098
            2002......................................                                         6.398                   51,300
            2003......................................                                         8.048                   35,790
            2004......................................                                         9.233                   28,238

                                                                                       ACCUMULATION UNIT
    SUBACCOUNT                                            ACCUMULATION UNIT VALUE ON  VALUE AT END OF YEAR  NUMBER OF ACCUMULATION
-------------------                                             COMMENCEMENT DATE          (December 31)      UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                    ($)*               (December 31)
T. ROWE PRICE EQUITY INCOME (6/5/95)                              10.000
         1998...........................................                                      9.870                131,786
         1999...........................................                                     10.079                226,893
         2000...........................................                                     11.219                176,410
         2001...........................................                                     11.206                157,505
         2002...........................................                                      9.585                188,831
         2003...........................................                                     11.844                179,672
         2004...........................................                                     13.400                152,082
T. ROWE PRICE INTERNATIONAL STOCK (6/5/95)                        10.000
         1998...........................................                                      9.937                 43,648
         1999...........................................                                     13.044                 85,678
         2000...........................................                                     10.552                127,600
         2001...........................................                                      8.080                161,811
         2002...........................................                                      6.500                193,004
         2003...........................................                                      8.353                177,375
         2004...........................................                                      9.357                153,027
T. ROWE PRICE LIMITED-TERM BOND (6/5/95)                          10.000
         1998...........................................                                     10.391                 90,690
         1999...........................................                                     10.316                170,293
         2000...........................................                                     11.096                249,876
         2001...........................................                                     11.849                309,622
         2002...........................................                                     12.298                284,322
         2003...........................................                                     12.626                251,100
         2004...........................................                                     12.568                232,005
T. ROWE PRICE NEW AMERICA GROWTH (6/5/95)                         10.000
         1998...........................................                                     10.183                 29,468
         1999...........................................                                     11.304                 53,230
         2000...........................................                                      9.947                 73,303
         2001...........................................                                      8.633                 89,388
         2002...........................................                                      6.093                 40,696
         2003...........................................                                      8.105                 33,902
         2004...........................................                                      8.848                 36,993
T. ROWE PRICE PERSONAL STRATEGY BALANCED (6/5/95)                 10.000
         1998...........................................                                     10.361                 25,663
         1999...........................................                                     11.059                 69,282
         2000...........................................                                     11.478                 48,442
         2001...........................................                                     11.027                 45,975
         2002...........................................                                     10.010                 23,250
         2003...........................................                                     12.300                 23,585
         2004...........................................                                     13.660                 18,746
VAN KAMPEN UIF EMERGING MARKETS EQUITY (5/1/98)                   10.000
         1998...........................................                                      6.985                      0
         1999...........................................                                     13.391                 13,983
         2000...........................................                                      8.055                 16,658
         2001...........................................                                      7.415                 32,336
         2002...........................................                                      6.651                 21,703
         2003...........................................                                      9.801                 18,864
         2004...........................................                                     11.880                 16,219
VAN KAMPEN UIF CORE PLUS FIXED INCOME (5/1/98)                    10.000

                                                                                       ACCUMULATION UNIT
    SUBACCOUNT                                            ACCUMULATION UNIT VALUE ON  VALUE AT END OF YEAR  NUMBER OF ACCUMULATION
-------------------                                           COMMENCEMENT DATE          (December 31)      UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                    ($)*               (December 31)
         1998...........................................                                     10.438                  2,775
         1999...........................................                                     10.108                  5,585
         2000...........................................                                     11.055                  8,256
         2001...........................................                                     11.898                 14,831
         2002...........................................                                     12.573                233,334
         2003...........................................                                     12.953                241,508
         2004...........................................                                     13.310                217,941

*     Accumulation Unit values are rounded to the nearest hundredth of a cent.

**    Number of Accumulation Units is rounded to the nearest unit.

ABOUT US

      We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

      Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001, administers the Policies on our behalf pursuant to a coinsurance agreement dated as of February 10, 2004 and an administrative services agreement dated April 20, 2004.

      We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

INVESTMENT OPTIONS

      We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options -- each chosen for its potential to meet specific investment goals. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts may be made only in limited circumstances). Allocations must be in whole percentages and total 100%.

      You can choose among 32 variable investment options and three fixed rate options.

The investment results of each investment portfolio, whose investment goals are briefly summarized below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suit your long-term investment goals.

[ ]     VARIABLE INVESTMENT OPTIONS

      With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those investment portfolios will perform worse than you expect.

      The Variable Account, United of Omaha Separate Account C, provides you with 32 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Accumulation Value to a Series Fund's investment portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.

      The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Income, gains and losses, whether or not realized, of the Variable Account are credited or charged against the assets of the Variable Account without regard to our other income, gains or losses. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment goals and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment goals and policies of certain portfolios available under the Policy are very similar to the investment goals and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower or higher than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment goals and policies, and a very similar name.

For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.

                                      VARIABLE INVESTMENT OPTIONS
   ASSET CATEGORY               UNDER UNITED OF OMAHA SEPARATE ACCOUNT C
         (*)                            (Series Fund - Portfolio)                                      GOAL
--------------------   ------------------------------------------------------------   -----------------------------------
Emerging Markets       Van Kampen Universal Institutional Funds, Inc. -               Long-term capital appreciation
Equity                 VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO (6)

                                                      Emerging market country securities

International          Scudder Investment VIT Funds -                                 Long-term capital appreciation
Equity                 SCUDDER VIT EAFE(R) EQUITY INDEX FUND PORTFOLIO CLASS A (11)

                                   Statistically selected sample of the securities found in the EAFE(R) Index

                       Scudder Variable Series I -                                    Long-term capital appreciation
                       SCUDDER VS1 GLOBAL DISCOVERY PORTFOLIO CLASS B (8)

                                                Small companies in the U.S. or foreign markets

                       Scudder Variable Series I -                                    Long-term capital appreciation
                       SCUDDER VS1 INTERNATIONAL PORTFOLIO CLASS A (8)

                                     Common stocks of companies which do business outside the United States

                       T. Rowe Price International Series, Inc. -                     Long-term capital appreciation
                       T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (9)

                                                          Common stocks of foreign companies

Real Estate Equity     Pioneer Variable Contracts Trust -                             Long-term capital appreciation with
                       PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS I (7)           current income

                                Real estate investment trusts (REITs) and other real estate industry companies

                       Alger American Fund -                                          Long-term capital appreciation
                       ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO CLASS 0 (1)

                                 Equity securities of companies with total market capitalization of less than $1 billion

                        Scudder Investment VIT Funds -                                Long-term capital appreciation
Small-Cap Equity       SCUDDER VIT SMALL CAP INDEX FUND PORTFOLIO CLASS A (11)

                               Statistically selected sample of the securities found in the Russell 2000(R) Index

                       Pioneer Variable Contracts Trust                               Long-term capital appreciation
                       PIONEER SMALL CAP VALUE VCT PORTFOLIO CLASS II (7)

                                      Common stock of small companies with catalyst for growth potential

Mid-Cap Equity         Fidelity Variable Insurance Products Fund                      Long-term capital appreciation
                       FIDELITY VIP MID CAP PORTFOLIO CLASS 2 (3)

                                                              Currently undervalued companies

                       Pioneer Variable Contracts Trust -                             Long-term capital appreciation
                       PIONEER MID-CAP VALUE VCT PORTFOLIO CLASS I (7)

                                                             Currently undervalued companies

Large-Cap              Alger American Fund -                                          Long-term capital appreciation
Growth Equity          ALGER AMERICAN GROWTH PORTFOLIO CLASS 0 (1)

                            Equity securities of companies with total market capitalization of more than $1 billion

                       Fidelity Variable Insurance Products Fund II -                 Long-term capital appreciation
                       FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS (3)

                                                             Currently undervalued companies

                       Fidelity Variable Insurance Products Fund II -                 Long-term capital appreciation with
                       FIDELITY VIP INDEX 500 PORTFOLIO INITIAL CLASS (3)             current income

                                                Stocks that comprise the Standard and Poor's 500 Index

                       MFS Variable Insurance Trust -                                 Long-term capital appreciation
                       MFS CAPITAL OPPORTUNITIES SERIES PORTFOLIO INITIAL CLASS (5)

                                                   Common stocks of domestic and foreign companies

                       MFS Variable Insurance Trust -                                 Long-term capital appreciation
                       MFS EMERGING GROWTH SERIES PORTFOLIO INITIAL CLASS (5)

                                         Common stocks of small and medium-sized companies with growth potential

                       MFS Variable Insurance Trust -                                 Long-term capital appreciation
                       MFS RESEARCH SERIES PORTFOLIO INITIAL CLASS (5)

                                    Research analyst's recommendations for best expected capital appreciation

                                      VARIABLE INVESTMENT OPTIONS
   ASSET CATEGORY               UNDER UNITED OF OMAHA SEPARATE ACCOUNT C
         (*)                            (Series Fund - Portfolio)                                      GOAL
--------------------   ------------------------------------------------------------   ---------------------------------------
Large-Cap              Pioneer Variable Contracts Trust -                             Long-term capital appreciation
Growth Equity          PIONEER GROWTH SHARES VCT PORTFOLIO CLASS II (7)

                           Focus on secular trends, competitive strength and return on incremental invested capital

                       T. Rowe Price Equity Series, Inc. -                            Long-term capital appreciation
                       T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO (10)

                                      Common stocks of U.S. companies in the service sector of the economy

Large-Cap Value        Fidelity Variable Insurance Products Fund -                    Dividend income & capital appreciation
Equity                 FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS (3)

                                                           Income-producing equity securities

                       Pioneer Variable Contracts Trust -                             Current income & long-term growth
                       PIONEER EQUITY INCOME VCT PORTFOLIO CLASS II (7)

                                        Focus on large, strong companies with histories of dividend growth

                       Pioneer Variable Contracts Trust -                             Capital growth with current income
                       PIONEER FUND VCT PORTFOLIO CLASS II (7)

                                         Emphasizes high-quality, value and long-term earnings potential

                       Scudder Variable Series I  -                                   Long-term capital appreciation with
                       SCUDDER VS1 GROWTH AND INCOME PORTFOLIO CLASS B (8)            current income

                                                       Common stocks of large, established companies

                       T. Rowe Price Equity Series, Inc. -                            Dividend income & capital appreciation
                       T. ROWE PRICE EQUITY INCOME PORTFOLIO (10)

                                                 Dividend-paying common stocks of established companies

Hybrid                 Fidelity Variable Insurance Products Fund II -                 Long-term capital appreciation
                       FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO INITIAL CLASS (3,4)

                                             Domestic and foreign stocks, bonds and short-term investments

                       T. Rowe Price Equity Series, Inc. -                            Capital appreciation & dividend income
                       T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO (10)

                                           Diversified portfolio of stocks, bonds and money market securities

International          MFS Variable Insurance Trust -                                 Seeks income & capital appreciation
Fixed Income           MFS STRATEGIC INCOME SERIES PORTFOLIO INITIAL CLASS (5)

                                                              International government bonds

High Yield Fixed       MFS Variable Insurance Trust -                                 High current income and capital
Income                 MFS HIGH INCOME SERIES PORTFOLIO INITIAL CLASS (5)             appreciation

                                          Diversified bond portfolio, some of which may involve equity features

Intermediate-Term /    Van Kampen Universal Institutional Funds, Inc. -               Above average return from a diversified
Long-Term Fixed        VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO (6)            portfolio of fixed income securities
Income
                                    Medium to high quality fixed income investments of intermediate maturity

                       Federated Insurance Series -                                   Current income
                       FEDERATED FUND FOR U.S. GOV'T SECURITIES II PORTFOLIO (2)

                                                                     U.S. Government bonds

Short-Term Fixed       T. Rowe Price Fixed Income Series, Inc. -                      High level of current income consistent
Income                 T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO (10)                 with modest price fluctuations

                                             Short and intermediate-term investment grade debt securities

Cash                   Federated Insurance Series -                                   Current income consistent with the
                       FEDERATED PRIME MONEY FUND II PORTFOLIO (2)                    stability of principal

                                                             High-quality money market instruments

      (*) Asset category designations are our own to help you gain insight into each investment portfolio's intended objectives, but do not assure that any investment portfolio will perform consistent with the categorization. INFORMATION CONTAINED IN THE INVESTMENT PORTFOLIOS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING IN ANY SUBACCOUNT.

INVESTMENT ADVISERS OF THE SERIES FUNDS:

            (1)   Fred Alger Management, Inc.

            (2)   Federated Investment Management Company.

            (3)   Fidelity Management & Research Company.

            (4) Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research (Far East) Inc., regarding research and investment recommendations with respect to companies based outside the United States.

            (5)   MFS(TM) Investment Management.

            (6)   Morgan Stanley Asset Management Inc.

            (7)   Pioneer Investment Management, Inc.

            (8)   Deutsche Investment Management Americas Inc.

            (9)   T. Rowe Price International, Inc.

            (10)  T. Rowe Price Associates, Inc.

            (11)  Deutsche Asset Management, Inc.

We do not assure that any portfolio will achieve its stated goal. Detailed information, including a description of each investment portfolio's investment goals and policies, a description of risks involved in investing in each of the portfolios and each portfolio's fees and expenses is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.

      The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios. Past performance may not be an indication of future performance.

      Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios that accompany this Prospectus.

      We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues could be substantial and may depend on the amount our Variable Account invests in the investment portfolios and/or any portfolio thereof.

ADDING, DELETING, OR SUBSTITUTING VARIABLE INVESTMENT OPTIONS

      We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

      If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements, and only after obtaining an exemptive order from the SEC, if required.

      If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[ ] FIXED RATE OPTIONS (MAY NOT BE AVAILABLE IN ALL STATES)

      There are three fixed rate options: a fixed account and two systematic transfer accounts. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The fixed rate options may not be available in all states. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed rate options, please see the Policy.

All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed rate option disclosures in this Prospectus.

SYSTEMATIC TRANSFER ACCOUNTS

      A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to the systematic transfer account once the Policy has been issued (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.

      Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in either a four-month or 12-month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

FIXED ACCOUNT AND SYSTEMATIC TRANSFER ACCOUNTS

We have sole discretion to set current interest rates of the fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.

      The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

      We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for the applicable period. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

      We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:

      (i) the amount of purchase payments allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less

      (ii) premium taxes or other taxes allocable to the fixed account or systematic transfer account, less

      (iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges), allocable expenses or transfers to the Variable Account, less

      (iv) the charges for the returns benefit rider, if you elect this rider, plus

      (v) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus

      (vi) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

[ ]   TRANSFERS

      Subject to restrictions during the "right to examine period" and prior to the Annuity Starting Date, you may transfer Accumulation Value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

TRANSFER RULES:

      - We must receive notice of the transfer -- either Written Notice or an authorized telephone transaction.

      - The transferred amount must be at least $500, or the entire Subaccount value if it is less. If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.

      - The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will never allow more than 24 transfers in a Policy Year.

      -     A transfer from the fixed account:

            - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);

            -     is free;

            -     may be delayed up to six months (30 days in West Virginia);

            -     does not count toward the 12 free transfer limit; and

            - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.

      - If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.

      - Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in a Subaccount to which a transfer is made.

      - We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

THIRD-PARTY TRANSFERS:

      Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

[ ]   MARKET-TIMING RESTRICTIONS


Market-timing Restrictions

The Policy is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the investment portfolio. We discourage these kinds of strategies and transfer activities, which may disrupt portfolio management of the investment portfolios in which the Subaccounts invest (such as requiring the investment portfolio to maintain a high level of cash or causing the investment portfolio to liquidate investments prematurely to pay withdrawals), hurt investment portfolio performance, and drive investment portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the investment portfolios, the risk exists that the investment portfolios may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected investment portfolio, Owners with Accumulation Value allocated to the corresponding Subaccount (as well as their Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      United of Omaha has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the investment portfolios or potentially disadvantageous to other Owners with Accumulation Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

-     the total dollar amount being transferred;

-     the number of transfers you made within the previous 12 months;

-     transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If we determine that your transfer patterns among the Subaccounts are disruptive to the investment portfolios or potentially disadvantageous to Owners, we will send you a letter notifying you that we are prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. In addition, we will require that you submit transfer requests in writing via regular U.S. mail for a 90-day period if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period, as follows.

                                                                                    NUMBER OF ROUND
                                                                                         TRIP
                                       SUBACCOUNT                                      TRANSFERS*
----------------------------------------------------------------------------------  ---------------
Van Kampen UIF Emerging Markets Equity, Van Kampen UIF Core Plus Fixed Income             8

Alger American Growth, Alger American Small Capitalization, Federated Fund for            4
   U.S.  Government Securities II, Federated Prime Money Fund II, Fidelity VIP
   Asset Manager: Growth, Fidelity VIP Contrafund, Fidelity VIP Equity-Income,
   Fidelity VIP Index 500, Fidelity VIP Mid Cap, MFS Capital Opportunities, MFS
   Emerging Growth, MFS High Income, MFS Research, MFS Strategic Income, Pioneer
   Equity Income VCT, Pioneer Fund VCT, Pioneer Growth Shares VCT, Pioneer Mid-Cap
   Value VCT, Pioneer Real Estate Shares VCT, Pioneer Small Cap Value VCT, Scudder
   VIT EAFE(R) Equity Index, Scudder VIT Small Cap Index, Scudder VS1 Global
   Discovery, Scudder VS1 Growth and Income, Scudder VS1 International

T. Rowe Price Equity Income, T. Rowe Price International Stock, T. Rowe Price             1
   Limited-Term Bond, T. Rowe Price New America Growth, T. Rowe Price Personal
   Strategy Balanced

*Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.

      In addition to our frequent transfer procedures, managers of the investment portfolios may contact us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, we will take appropriate action to protect others. In particular, we may, and we reserve the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and we will inform the Owner in writing at his or her address of record. To the extent permitted by applicable law, we reserve the right to reject a transfer request at any time that we are unable to purchase or redeem shares of any of the investment portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the investment portfolio's policies and procedures on market timing activities or other potentially abusive transfers. We also reserve the right to implement and administer redemption fees imposed by one or more of the investment portfolios in the future. You should read the prospectuses of the investment portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In our sole discretion, we may revise our market timing procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or investment portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We will apply any such revised market timing procedures uniformly to all Owners without special arrangement, waiver, or exception. We may change our parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Policies that it believes are connected (for example, two Policies with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      We do not include in these limitations transfers made pursuant to the dollar cost averaging, asset allocation or rebalancing programs. We may vary market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. We may not always apply these detection methods to Subaccounts investing in investment portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers. We do not accommodate frequent transfers among Subaccounts; provided, however, that a number of round trip transfers is permitted in any 12 month period as set forth in the table above.



      Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Policy may also limit our ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or investment portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our market timing procedures will detect every potential market timer, but we apply our market timing procedures uniformly to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the investment portfolios, we cannot guarantee that the investment portfolios will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.



      Because the United of Omaha cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. As a result of the limits of the Company's operational systems and technology, and variations in other insurance companies' policies and procedures to deter and detect harmful transfer activity, there is a risk that some Owners may engage in harmful transfer activity and other Owners will bear the costs associated with any such activity.


[ ]   DOLLAR COST AVERAGING

      Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.

      DOLLAR COST AVERAGING RULES:

      -     The dollar cost averaging program is free.

      - We must receive notice of your election and any changed instruction -- either Written Notice or an authorized telephone transaction.

      - Automatic transfers can occur monthly, quarterly, semi-annually, or annually.

      - There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.

      - Amount of each transfer must be at least $100, and must be $50 per Subaccount.

      - If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.

      - Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.

      - You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.

      - You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.

      - Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.

[ ]   SYSTEMATIC TRANSFER ENROLLMENT
      PROGRAM ("STEP PROGRAM") (MAY NOT BE AVAILABLE IN ALL STATES)

      The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or 12-month period, depending upon which time period you elect. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the other systematic transfer account or the fixed account.

You cannot transfer amounts from the STEP program to the fixed account.

STEP PROGRAM RULES:

      -     The STEP program is free.

      - Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code
            Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments in the first seven Policy Years only if there is no current balance in the systematic transfer account.

      - Must have at least $5,000 in a systematic transfer account to begin the program.

      - You may only participate in one systematic transfer account, not both.

      - Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.

      -     Transfers must be at least $50 per Subaccount.

      - Upon receipt of funds by Section 1035 exchange or for an IRA rollover or transfer, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.

      - Cannot begin before the end of the Policy's "right to examine" period.

      - You may specify transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.

      -     No transfers may be made into the systematic transfer account.

      - All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.

      - The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

[ ]   ASSET ALLOCATION PROGRAM

      The asset allocation program allows you to allocate purchase payments and Accumulation Value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

The asset allocation program does not protect against a loss, and might not achieve your goal.

[ ]   ASSET ALLOCATION PROGRAM RULES:

      -     The asset allocation program is free.

      - You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.

      - Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.

      - You must have at least $10,000 of Accumulation Value to begin the asset allocation program.

      - Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

      - The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.

      - We will not change an investment portfolio that is included in a model unless the portfolio is liquidated. If an investment portfolio is liquidated, you will receive multiple notices, and have an opportunity to elect a revised model.

You will also have the option to invest the funds in the liquidated investment portfolio in another model or in any remaining investment portfolio. If you do not elect to participate in the revised model or any other investment option, your funds in the liquidated investment portfolio will be transferred to the Federated Prime Money Fund II. There will be no charge for any transfer of funds from the liquidated investment portfolio to the revised model, the Federated Prime Money Fund II, or any other investment option, and any such transfer or allocation will not count toward the 12 free transfer limit.

      The asset allocation program does not protect against a loss, and may not achieve your goal.

                             ASSET ALLOCATION MODELS
                               CURRENT ALLOCATIONS

                                           PRINCIPAL        PORTFOLIO         INCOME          CAPITAL        EQUITY
                                           CONSERVER        PROTECTOR         BUILDER       ACCUMULATOR     MAXIMIZER
                                         (conservative)   (moderately        (moderate)    (moderately     (aggressive)
               PORTFOLIO                       %          conservative) %        %          aggressive)%        %
--------------------------------------  --------------   ----------------   -----------   --------------  -------------
Fidelity VIP Index 500                        20                15              15              15             15
MFS Capital Opportunities Series               0                 5              10              15             20
Pioneer Mid-Cap Value VCT                      0                 5              10              15             20
T. Rowe Price Equity Income                    0                 5              10              15             20
T. Rowe Price International Stock              0                10              15              15             20
T. Rowe Price Limited-Term Bond               50                30               0               0              0
Van Kampen UIF Emerging Markets Equity         0                 0               0               5              5
Van Kampen UIF Core Plus Fixed Income         30                30              40              20              0

[ ]   REBALANCING PROGRAM

      The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

      REBALANCING PROGRAM RULES:

      -     The rebalancing program is free.

      - You must request the rebalancing program and give us your rebalancing instructions by Written Notice or an authorized telephone transfer.

      - Changed instructions, or a request to end this program must be by Written Notice.

      - You must have at least $10,000 of Accumulation Value to begin the rebalancing program.

      -     You may have rebalancing occur quarterly, semi-annually or annually.

      - Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goals.

      The rebalancing program does not protect against a loss and may not achieve your investment goals.

IMPORTANT POLICY PROVISIONS

      The Ultrannuity(R) Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

[ ] POLICY APPLICATION AND PURCHASE PAYMENTS

      Applications for the Ultrannuity(R) Series V Policy are no longer accepted.

PURCHASE PAYMENT REQUIREMENTS

      Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.

      Additional Purchase Payments:

      - Must be at least $500; $100 if payments are made via our electronic fund transfer program.

      - Will not be accepted on or after the sooner of (i) the Policy anniversary following your 88th birthday or (ii) your Annuity Starting Date.

ALLOCATING YOUR PURCHASE PAYMENTS

      You must allocate your purchase payments to one or more of the variable investment or fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

      -     Allocations must be in whole percentages, and total 100%.

      - The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).

      - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.

      - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to the following special requirements.

      "Right to Examine" Period Allocations:

      We will allocate your net initial purchase payment to your selected Subaccounts and fixed rate options on the date of issue of the Policy. If you cancel your Policy during the "right to examine" period, we will return your Accumulation Value as of the date we receive your request. This may be more or less than your purchase payment. If required by your state, we instead will return your purchase payments.

[ ] ACCUMULATION VALUE

      On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

VARIABLE ACCOUNT VALUE

      The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

            (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by

            (b)   the current Accumulation Unit value.

      A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or transferred from the Subaccount. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

      The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

            (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus

            (b) the cumulative unpaid charge for the mortality and expense risk charge, administrative expense charge and a charge for the enhanced death benefit, if any; minus

            (c) any applicable charge for federal and state income taxes, if any; the result divided by

            (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

      Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

FIXED ACCOUNT VALUE

      The accumulation value of the fixed account on any Business Day equals:

            (a) the accumulation value at the end of the preceding Business Day; plus

            (b) any net purchase payments credited since the end of the previous Business Day; plus

            (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus

            (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus

            (e) any partial withdrawal, withdrawal charge and expenses taken from the fixed account since the end of the previous Business Day; plus

            (f)   interest credited on the fixed account balance.

SYSTEMATIC TRANSFER ACCOUNT VALUE

      The Accumulation Value of any systematic transfer account on any Business Day equals:

            (a)   the value at the end of the preceding Business Day; plus

            (b) any purchase payments credited since the preceding Business Day; minus

            (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding Business Day; minus

            (d) any transfers from the systematic transfer account to the Subaccounts since the end of the preceding Business Day; plus

            (e)   interest credited on the systematic transfer account balance.

[ ] TELEPHONE TRANSACTIONS

-     TELEPHONE TRANSACTIONS PERMITTED

-     Transfers.

- Partial withdrawals of $10,000 or less by you (may be restricted in community property states).

-     Change of purchase payment allocations.

TELEPHONE TRANSACTION RULES:

- Only you may elect. Do so on the Policy application or by prior Written Notice to us.

- Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next Business Day.

-     Will be recorded for your protection.

- For security, you must provide your Social Security number and/or other identification information.

-     May be discontinued at any time as to some or all Owners.

- For any transaction that would reduce or impair the death benefit, consent from any irrevocable beneficiary is required.

      We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

[ ] DEATH OF ANNUITANT

      If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

      If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant if such Owner is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If you do not name a new Annuitant, you will become the Annuitant.

      If the Annuitant is not an Owner and the Annuitant dies on or after the Annuity Starting Date, we will pay you any remaining guaranteed annuity payments.

[ ] DELAY OF PAYMENTS

      We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

      We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

      We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

[ ] MINOR OWNER OR BENEFICIARY

      A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

[ ] POLICY TERMINATION

      We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge and premium taxes may apply.

EXPENSES

      The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each investment portfolio prospectus.

[ ] WITHDRAWAL CHARGE

Years Since Receipt of Purchase Payment         1      2      3     4      5      6     7      8+
Applicable Withdrawal Charge Percentage         7%     6%     5%    4%     3%     2%    1%     0%

We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.

      We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account and the systematic transfer accounts on a pro rata basis, unless you instruct us otherwise.

      The withdrawal charge will not apply:

      (a)   to a death benefit paid under the Policy;

      (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision below;

      (c) when the waiver of withdrawal charges provision is exercised, as described below;

      (d) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or

      (e) for qualified plans, to amounts you paid in excess of the allowable tax deduction that we refund to you.

      The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

FREE PARTIAL WITHDRAWALS

      Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year. Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options).

WITHDRAWAL CHARGE WAIVERS

      We will waive the withdrawal charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in every state, and the terms within each provision may vary by state. Refer to the waiver of withdrawal provisions in your Policy for the waivers allowed by your state.

      Hospitalization and Nursing Home Waiver. Any partial withdrawal or surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days:
(a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. This waiver is not available if any Owner is confined to any of these facilities on the date of issue of the Policy (except in Pennsylvania).

      We will not accept any additional purchase payments under your Policy once this waiver is elected.

      Disability Waiver. Any partial withdrawal or surrender while you are physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.

      We will not accept any additional purchase payments under a Policy once this waiver has been elected. The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue of the Policy (except in certain states) or is age 65 or older on the date of withdrawal.

      Terminal Illness Waiver (Limited Life Expectancy Waiver in Pennsylvania). Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Massachusetts). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have an Owner diagnosed with such illness examined by a licensed physician of our choice and at our expense.

      We will not accept any additional purchase payments under a Policy once this waiver has been elected. The terminal illness waiver is not available if any Owner is diagnosed with a terminal illness prior to or on the date of issue of the Policy (except in certain states).

      Unemployment Waiver. Any partial withdrawal or surrender in the event you become unemployed. The unemployment waiver is only available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if any Owner or Annuitant is receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

      Transplant Waiver. Any partial withdrawal or surrender if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

      Residence Damage Waiver. Any partial withdrawal or surrender if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

      Death of Spouse or Minor Dependent Waiver. Partial withdrawals of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent's death: death of spouse, 50%; death of minor dependent, 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the withdrawal charge.

[ ] MORTALITY AND EXPENSE RISK CHARGE

      We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% of the value of the Policy's net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

1.00% annual rate, deducted daily from the Policy's net assets in the Variable Account.

      Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

      Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

      If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

[ ] ADMINISTRATIVE CHARGES

      These charges help cover our cost to administer your Policy and will not increase.

      We deduct a Policy fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

      We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

Policy Fee          $30 deducted annually for each Policy with Accumulation
                    Value of $50,000 or less. The Policy fee will not be deducted from any Policy with Accumulation Value of more than $50,000.

Administrative      0.20% annual rate, deducted daily from the
Expense Charge      net assets of each Subaccount.

[ ] ENHANCED DEATH BENEFIT CHARGE

      This charge compensates us for expenses and increased risks associated with providing the enhanced death benefit. If you elect the enhanced death benefit rider, we deduct a daily charge which is equivalent to an annual charge of 0.30% of the net assets of each Subaccount. (If you elected this benefit prior to May 1, 1998, we deduct an annual charge of 0.35% of the Average Death Benefit Amount from your Variable Account assets by canceling Accumulation Units at each Policy Anniversary and at surrender and if you elected this benefit between May 1, 1998 and April 30, 2003, we deduct a daily charge which is equivalent to an annual charge of 0.35% of the net assets of each Subaccount.)

      The 0.35% annual charge for an election of this benefit prior to May 1, 1998 will differ from the daily charge for those Policies electing this benefit after May 1, 1998 if the Average Death Benefit Amount is more or less than the average Accumulation Value of the Policy's Subaccounts during the Policy Year.

0.35% annual rate, or less, of the Average Death Benefit Amount for Policies issued prior to May 1, 1998; a daily charge which is equivalent to an annual charge of 0.35% on Policies issued on or after May 1, 1998 through April 30, 2003;. a daily charge which is equivalent to an annual charge of 0.30% on Policies issued on or after May 1, 2003.


[ ] RETURNS BENEFIT CHARGE

      This charge compensates us for expenses and increased risks associated with providing the returns benefit. If you elect the returns benefit rider, we deduct an annual charge equal to the greater of 0.40% of (i) the death benefit set forth in the rider or (ii) Accumulation Value. This annual charge is calculated and assessed on the Policy anniversary. If the rider is surrendered between Policy anniversaries, we will deduct a pro rata portion of the charge. The charge will be allocated proportionately among the Subaccounts and the fixed rate accounts in accordance with the allocation of your Accumulation Value.


An annual charge on the Policy anniversary or on Policy surrender of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.

[ ] TRANSFER FEE

      The first 12 transfers from Subaccounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. There is no fee for transfers from the fixed account but only one transfer from the fixed account can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset allocation, the STEP program and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.

$10 per Subaccount transfer after 12 free transfers each Policy Year.

[ ] PREMIUM TAX CHARGE

      Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.

Varies, up to 3.5%.

[ ] OTHER TAXES

      No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

Currently, NONE.

[ ] OTHER EXPENSES; INVESTMENT ADVISORY FEES

      Each investment portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompanies this Prospectus. These charges could be higher or lower in the future.

See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.

POLICY DISTRIBUTIONS

      There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

[ ] WITHDRAWALS

      You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Surrender requires you to return your Policy to us.

Withdrawals may be subject to:

      -     Income Tax

      -     Penalty Tax

      -     Withdrawal Charge

      -     Premium Tax Charge

FREE PARTIAL WITHDRAWALS

      Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 15% amount.

SYSTEMATIC WITHDRAWAL PLAN

      The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

WITHDRAWAL RULES

      - Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.

      - Withdrawals are made first from Policy earnings, then as a return of purchase payments.

      - Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).

      - Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.

      - No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.

      - Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.

      - Because a withdrawal charge and a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.

      - Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts required by state law to be withheld for state income taxes.

      - Withdrawals may be restricted or prohibited for certain qualified policies.

[ ] ANNUITY PAYMENTS

      A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

      Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge may apply to Accumulation Value placed under other annuity payout options.

Annuity payments:

      -     may be fixed or variable;

      - may be subject to a withdrawal charge if made within 2 years of the last purchase payment;

      -     may be taxable, and if premature, subject to a tax penalty; and

      - a guaranteed minimum annuity purchase value will be credited if the returns benefit rider is elected.

      Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

      Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates and further information, may be obtained from us.

      Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

      Variable Annuity Payments. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.

      The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

      Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

      If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

      Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

"Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee, premium taxes, and income taxes and penalty tax.

ANNUITY STARTING DATE

      You select the Annuity Starting Date by completing an election form that you can request from us at any time. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95th birthday (85th if the returns benefit rider is elected). Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

TRANSFERS AFTER THE ANNUITY STARTING DATE

      After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s)' Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.

SELECTING AN ANNUITY PAYOUT OPTION

      You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

      If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictates otherwise).

The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.

ANNUITY PAYOUT OPTIONS

      Unless you elect a payout option with a guaranteed period or option 1 (described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

      Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

The following annuity payout options are currently available:

1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

4) Lifetime Income. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.

Guarantees available for the Lifetime Income Option

      Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives.

      Guaranteed Amount - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)    Lump-Sum. Proceeds are paid in one sum.

6) Alternative Schedules. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

[ ] RETURNS BENEFIT RIDER

Introduction. The returns benefit rider is available for an extra charge. If you exercise this rider, you will be guaranteed a minimum annuity purchase value. In addition, if you die before your Annuity Starting Date, you may be entitled to an increased death benefit. Finally, if you do not exercise the returns benefit rider, you may be entitled to a partial return of rider charges.

Death Benefit. The death benefit provided by the returns benefit rider is equal to the greater of:

      (a) the death benefit provided by the death benefit provision of the Policy; or

      (b) the sum of net purchase payments reduced proportionately by any partial withdrawals, accumulated at 5% interest, up to but not more than a maximum of two times the Accumulation Value as of the date we receive notice of the Annuitant's death.

Guaranteed Minimum Annuity Purchase Amount. If the returns benefit rider remains in force on the Annuity Starting Date, you will have the option of electing the guaranteed minimum annuity purchase value. The guaranteed minimum annuity purchase value will be equal to the greater of:

      (a) the annuity purchase value that you would receive under the terms of the Policy, applied to our current annuity payment rates; or

      (b) the death benefit amount computed as set forth in the rider (which is described above) applied to the applicable guaranteed annuity payment rate, which is also set forth in the rider.

Several payout options are available under the returns benefit rider.

Partial Return of Rider Charges. If you terminate the returns benefit rider at any time within 60 days before the Annuity Starting Date, we will return 80% of the rider charges you have paid. We will credit this amount to the Subaccounts and fixed account according to your current allocation instructions for net purchase payments.

If you have not exercised the returns benefit rider by the Policy anniversary following your 85th birthday, we will automatically return 80% of the rider charges as described above. The rider will then end on that Policy anniversary.

Annuity Starting Date. Under the terms of the rider, you choose the Annuity Starting Date, subject to the following rules:

      (a) the Annuity Starting Date cannot be earlier than the tenth anniversary of the Policy;

      (b) the latest Annuity Starting Date is the Policy anniversary following the Annuitant's 85th birthday; and

      (c)   the Annuity Starting Date must be a Policy Anniversary.

You have the option of electing to take annuity payments under the terms of the Policy prior to the 10th Policy anniversary, or on a date other than the Policy anniversary after the 10th Policy anniversary, however, in that case the returns benefit rider will terminate and you will not be entitled to the partial refund of rider charges as described above.

Annuity Starting Date Notice. We will send a letter to your last known address approximately 90 days prior to your Annuity Starting Date. This letter will explain that you have the following options:

      (a) you can elect to exercise the guaranteed minimum annuity payment option on your Annuity Starting Date; or

      (b)   you can elect the partial return of rider charges provision; or

      (c) you can extend the Annuity Starting Date from one to five more Policy years, subject to the latest Annuity Starting Date allowed.

If you do not make an election prior to the Annuity Starting Date, we will automatically extend the Annuity Starting Date for one more Policy Year, subject to the latest Annuity Starting Date allowed. If you elect the annuity purchase value set forth in the Policy rather than the guaranteed minimum annuity purchase value within the sixty day period prior to the Annuity Starting Date, such election will also be deemed an election of the partial return of rider charges provision.

Rider Availability. The returns benefit rider is only available at the time the Policy is issued. The returns benefit rider may not be available in all states.

Rider Cost. The charge for the rider is 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value, assessed annually as of the Policy Anniversary. If the rider is surrendered between Policy Anniversaries, we will deduct a pro rata portion of the charge. The charge will be allocated proportionately among the Subaccounts and the fixed rate accounts in accordance with the allocation of your Accumulation Value.

[ ] DEATH BENEFITS

      We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy.

A death benefit is payable upon:

      -     the Policy is currently in force;

      -     receipt of Due Proof of Death of the first Owner to die;

      -     election of an annuity payout option (or lump-sum payment); and

      -     proof that such Owner died before annuity payments begin.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

      If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

      If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

      We will deduct a charge for any applicable premium tax not previously deducted from the death benefit payable.

STANDARD DEATH BENEFIT

      If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. If the Beneficiary is the surviving spouse of the Owner, the spouse may either receive the death benefit and the Policy will terminate, or the spouse can continue the Policy in force as the Owner. The death benefit equals the greater of:

      1) your Policy's Accumulation Value (without deduction of a withdrawal charge) as of the end of the Business Day on which we receive due proof of death and an election of a payout option, less any charge for applicable premium taxes; or

      2) the sum of net purchase payments reduced proportionately by partial withdrawals.

      A withdrawal will reduce the death benefit in the same proportion that the Accumulation Value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the death benefit by a fraction where the numerator is the amount of the withdrawal and the denominator is the Accumulation Value immediately prior to the withdrawal. Therefore, the reduction in the death benefit will exceed the amount withdrawn when the death benefit is greater than the Accumulation Value at the time of the withdrawal.

For example, assume that an Owner makes purchase payments of $100,000 and that the Accumulation Value of the Policy is $80,000 at the end of the third Policy Year. If the Owner withdraws $20,000 from the Policy, the death benefit will be reduced by the same percentage as the Accumulation Value is reduced at the time of the withdrawal. In this example, since the Accumulation Value is reduced by 25% ($20,000 divided by $80,000), the death benefit will be reduced by the same percentage resulting in a death benefit of $75,000 ($100,000 x 25% = $25,000 reduction in death benefit). Note that the death benefit was reduced by a dollar amount that was greater than the withdrawal amount.

      If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

ENHANCED DEATH BENEFIT

      The enhanced death benefit rider is only available to Owners under age 76 in lieu of the standard death benefit. The enhanced death benefit rider is not available for a Policy held in a retirement account, pension plan or other qualified plan. You cannot elect the enhanced death benefit rider and the returns benefit rider. There is a charge for the enhanced death benefit rider that is a daily charge which is equivalent to an annual rate of 0.30% assessed upon the net assets of each Subaccount. The enhanced death benefit can only be elected prior to issue of the Policy. You can terminate the enhanced death benefit rider at any time, however, once revoked, you may not again elect the enhanced death benefit. The enhanced death benefit may not be available in all states.

      If you elect the enhanced death benefit and you or any joint Owner dies before attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

      1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;

      2) the greatest Anniversary Value(3) plus net purchase payments paid since that anniversary and reduced by any partial withdrawals made after that anniversary; and

      3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest (4.5% if elected prior to May 1, 2003) up to a maximum of two times total net purchase payments.

      If you elect the enhanced death benefit and you or any joint Owner dies after attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

      1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;

      2) the greatest Anniversary Value prior to the last Policy anniversary before the Owner attained age 75 plus any net purchase payments paid after that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; and

      3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest (4.5% if elected prior to May 1, 2003) up to a maximum of two times total net purchase payments.

ACCIDENTAL DEATH BENEFIT

      If you or any joint Owner dies from bodily injury sustained in a common carrier accident, we will pay double the standard death benefit or the enhanced death benefit, as applicable, instead of the amount otherwise payable.

      For the accidental death benefit to be payable, bodily injury must be sustained by the Owner while a passenger in a common carrier. Death must be independent of any sickness or other causes and must occur within 90 days of the date of the accident. We will pay only the standard death benefit or the enhanced death benefit, if applicable, instead of the accidental death benefit, if the Owner's death results from the following: (a) suicide; (b) an act of declared or undeclared war; (c) an injury received while intoxicated; (d) an injury received while the Owner is under the influence of a controlled substance, unless administered on the advice of a physician; or (e) an injury received while committing a felony or engaged in an illegal occupation. The accidental death benefit may not be available in all states.

BENEFICIARY

      When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

      You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

      If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

-------------
(3) The Anniversary Value equals the Accumulation Value on a Policy anniversary.

      If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

      If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

IRS REQUIRED DISTRIBUTION

      Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

FEDERAL TAX MATTERS

      The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

[ ] TAXATION OF NONQUALIFIED POLICIES

      If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

      The following discussion generally applies to Policies owned by natural persons.

- WITHDRAWALS. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

- PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   -  made on or after the taxpayer reaches age 59-1/2;

   -  made on or after an Owner's death;

   -  attributable to the taxpayer's becoming disabled; or

   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

- ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract and whether the returns benefit rider is elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

- LUMP SUM PAYMENTS AND PROCEEDS HELD ON DEPOSIT. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

- TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

- TAX SHELTER REGULATIONS. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

- ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

- TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A POLICY. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

- WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

- MULTIPLE POLICIES. All Nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

- FURTHER INFORMATION. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

[ ] TAXATION OF QUALIFIED POLICIES

      The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

- INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59-1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Policy comports with IRA qualification requirements.

- ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from a Roth IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

- CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value (and is not available to non-person Owners). The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the enhanced death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

- TAX-SHELTERED ANNUITIES under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59-1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

- OTHER TAX ISSUES. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

      Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

      "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

[ ] POSSIBLE TAX LAW CHANGES

      Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

      We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

MISCELLANEOUS

[ ] DISTRIBUTOR OF THE POLICIES

      Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to distributors may be up to 6.75% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the EXPENSES section of the Prospectus.

[ ] SALES TO EMPLOYEES

      Certain distribution costs and other fees may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

[ ] VOTING RIGHTS

      We are the legal owner of the shares of the investment portfolio held by the Variable Account and therefore have the right to vote on all matters submitted to shareholders of the investment portfolios. However, to the extent required by law, we will vote shares held in the Variable Account at meetings of the shareholders of the investment portfolios in accordance with instructions received from Policy Owners. The Series Funds, as mutual funds, generally do not hold regular annual shareholder meetings. To obtain voting instructions from Policy Owners before a meeting of shareholders of a particular investment portfolio, we may send voting instruction material, a voting instruction form and any other related material to Policy Owners with Accumulation Value in the Variable Account corresponding to that investment portfolio. We will vote shares held in a Variable Account for which no timely instructions are received in the same proportion as those shares for which voting instructions are received. If the applicable federal securities laws, regulations or interpretations thereof change to permit us to vote shares of the investment portfolios in our own right, then we may elect to do so. We may disregard Policy Owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment goals of one or more of the investment portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of an investment portfolio, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, Policy Owners will be advised of that action and of our reasons for doing so in our next report to Policy Owners.

[ ] DISTRIBUTION OF MATERIALS

      We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

[ ] LEGAL PROCEEDINGS

      United of Omaha and its affiliates, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no legal proceedings pending or threatened to which United of Omaha, the Variable Account, or MOIS is a party that are reasonably likely to materially affect the Variable Account, our ability to meet our obligations under the Policy, or MOIS's ability to perform its obligations as distributor of the Policies.

[ ] USA PATRIOT ACT NOTICE

      The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.

[ ] PRIVACY NOTICE

      We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the following page.

                                 MUTUAL OF OMAHA
                      PRIVACY NOTICE - PERSONAL INFORMATION

This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies. The companies include:

-     Mutual of Omaha Insurance Company

-     Mutual of Omaha Investor Services, Inc.

-     Mutual of Omaha Marketing Corporation

-     United of Omaha Life Insurance Company

-     United World Life Insurance Company

-     Companion Life Insurance Company

-     Exclusive Healthcare, Inc.

-     Omaha Property and Casualty Insurance Company

-     Mutual of Omaha Structured Settlement Company, Inc.

-     Mutual of Omaha Structured Settlement Company of New York, Inc.

This Notice applies to our current as well as former customers regardless of their state of residency unless otherwise specifically indicated in this Notice.

                        WHY YOU ARE RECEIVING THIS NOTICE

The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us. Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice - Medical Information", we do not disclose your medical information.

                              PERSONAL INFORMATION

PERSONAL INFORMATION means information that we collect about you such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             INFORMATION WE COLLECT

In the normal course of business we may collect Personal Information about you from:

-     Applications or other forms we receive from you.

-     Your transactions with us, such as your payment history.

-     Your transactions with other companies.

- Mutual of Omaha websites (such as that provided through online forms, site visitor data and online information collecting devices known as "cookies").

- Other sources (such as motor vehicle reports, government agencies and medical information bureaus).

-     Consumer-reporting agencies.

                            YOUR PERSONAL INFORMATION

SHARING WITHIN MUTUAL OF OMAHA

The law allows us to share much of your Personal Information among the Mutual of Omaha companies for many uses including the marketing of our own products. We may do so without your prior authorization, and the law does not allow you to restrict the sharing. The type of information we share could include:

-     Your name.

-     Your income.

-     Your Social Security number.

-     Other identifying information you give us.

-     Your transactions with us, such as your payment history.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                               YOUR PRIVACY CHOICE

NOTE: If you have already instructed us to not share your Personal Information or information about your creditworthiness, it is not necessary to respond again. Your request will remain on file with us until you request a change.

SHARING WITH THIRD PARTIES: FOR ALL CUSTOMERS EXCEPT RESIDENTS OF MINNESOTA, NEW MEXICO AND VERMONT

If you are a resident of any state except Minnesota, New Mexico or Vermont, we may share your Personal Information with third parties outside the Mutual of Omaha companies, such as banks and credit card companies. We do so to inform you about other products or services we or other companies offer that may interest you. We may also share your Personal Information with third parties that we contract with to perform functions on our behalf.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                              YOUR RIGHT TO CHOOSE

If you are a resident of any state except Minnesota, New Mexico and Vermont, you have the right to tell us to not share your Personal Information with third parties outside the Mutual of Omaha companies. Even if you tell us to not share your Personal Information with third parties, we may still disclose your Personal Information for those purposes that are required or permitted by law. For example:

-     To respond to a judicial process or government regulatory authority.

-     To process an insurance product or service that you request.

-     To maintain or service your account, such as paying a claim.

- To allow third parties with whom we have contracted to perform insurance functions on our behalf.

If you tell us to not share your Personal Information with third parties outside Mutual of Omaha, that instruction will apply to all the products you have with Mutual of Omaha. If there are multiple owners of any insurance product or service, any one of you may request that we not share information on behalf of yourself and the other owners.

We will honor your instructions for as long as you are our customer and for as long thereafter as we keep information about you.

If you wish to tell us to not share your Personal Information with third parties outside Mutual of Omaha, please tell us by telephone at 1-800-522-6912.

SHARING WITH THIRD PARTIES: FOR CUSTOMERS WHO ARE RESIDENTS OF MINNESOTA, NEW MEXICO AND VERMONT

If you are a resident of Minnesota, New Mexico or Vermont, the laws of these states prevent us from sharing Personal Information about you with third parties outside the Mutual of Omaha companies. Unless you authorize us to do so, we may not share certain of your Personal Information with third parties. Since the Mutual of Omaha companies do not share such information with third parties, we are not requesting your authorization.

Vermont law also requires us to inform our customers residing in Vermont of the methods by which you may exercise your right to authorize us to share your Personal Information with third parties. At such time as we might request your authorization, we will inform you of those methods.

However, even without your authorization, we may share your Personal Information with third parties in those circumstances where sharing is permitted or required by law. For example:

-     To respond to a judicial process or government regulatory authority.

-     To process an insurance product or service that you request.

-     To maintain or service your account, such as paying a claim.

- To allow third parties with whom we have contracted to perform insurance functions on our behalf.

We do not sell names or other information about our Minnesota, New Mexico and Vermont customers to third parties for marketing purposes.

We do not share the medical information of our Minnesota, New Mexico or Vermont customers except to the extent we are required or permitted to under federal or state law.

SHARING OF CERTAIN INFORMATION ABOUT YOUR CREDITWORTHINESS: FOR ALL CUSTOMERS EXCEPT RESIDENTS OF VERMONT

If you are a resident of any state except Vermont, we may share certain information about your creditworthiness among the Mutual of Omaha companies. We do so to make it easier to do business with us. It also lets us better match our products and services with your needs. For example, one of our insurance companies may share information with another of our insurance companies. Creditworthiness includes:

-     Your marital status.

-     Your income.

-     Your employment history.

-     Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.

If you prefer us to not share this information, please tell us by telephone at 1-800-522-6912.

SHARING OF CERTAIN INFORMATION ABOUT YOUR CREDITWORTHINESS: FOR CUSTOMERS WHO ARE RESIDENTS OF VERMONT

If you are a resident of Vermont and you have given us your written consent, we may share information about your creditworthiness among the Mutual of Omaha companies. We do so to simplify doing business with us and to better match our products and services to your needs. Creditworthiness includes:

-     Your marital status.

-     Your income.

-     Your employment history.

-     Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.

We customarily request your written consent to the sharing of this information among our family of companies when you complete an application for one of our products or services. We will not share information about your creditworthiness without your prior written consent.

                         HOW WE PROTECT YOUR INFORMATION

We restrict access to your Personal Information. It is given only to the employees of Mutual of Omaha and others who need to know the information to provide our insurance or financial services to you.

We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.

                                 MUTUAL OF OMAHA
                            MONTANA PRIVACY ADDENDUM

The following additional information applies to residents of Montana.

                INFORMATION FROM INSURANCE-SUPPORT ORGANIZATIONS

Like most insurance companies, the Mutual of Omaha family of companies obtains personal information about applicants and policyholders from other organizations which are referred to as "insurance-support organizations".

These organizations furnish personal information about applicants and policyholders for use in a number of insurance transactions, such as underwriting and claims activity. These organizations may retain Personal Information about you and provide it to other persons or other companies.

                          YOUR RIGHTS UNDER MONTANA LAW

Under Montana law, you have the following rights regarding your Personal
Information:

Your Rights to Access Your Personal Information. Under Montana law, you have the right to access and obtain a copy of personal information which we have recorded about you. To exercise the right, you should:

- Properly identify yourself with your full name and policy and/or account numbers.

-     Submit a written request to us for your personal information.

-     Generally describe the personal information you are requesting.

Within 30 days after the receipt of your request, we will inform you of the nature and substance of the personal information we have recorded about you. We may do so in writing, by telephone or other oral communication.

We will also provide a copy of your personal information to you within 30 days after the receipt of your request, as long as the information is reasonably locatable and retrievable by us.

We will also disclose to you the identity, if it was recorded, of those persons to whom we have disclosed your personal information in the 24-month period preceding the date of your request. In the unlikely event that the identity of the person to whom your personal information was disclosed was not recorded, we will provide you with a description of the types of persons to whom we normally disclose the type of personal information involved in your request.

We may charge you a nominal fee to provide you with copies of requested personal information. The fee will be calculated to allow us to recover our costs of providing the information to you.

Your Rights to Correct Your Personal Information. Montana law also gives you the right to correct, amend or delete personal information we may have recorded about you.

We will have 30 days after the receipt of such a request from you to act on it. Within that time, we will either take the action you request or notify you that we cannot do so. If we notify you that we cannot do so, we will:

- Notify you in writing of our refusal to make the correction, amendment or deletion.

-     Give you the reasons for our refusal.

- Inform you of your right to file a statement with the Montana Commissioner of Insurance about your disagreement with our action.

Disclosures of Your Medical Information. We are legally entitled in a limited number of circumstances to disclose medical information we may have about you. Under Montana law and upon written request to us, you are entitled to receive a record of disclosures of your medical records which we may make about you. If we do receive such a request from you, we will give you:

- The name, address and institutional affiliation, if any, of each person receiving your medical information during the prior 3 years.

-     The date the person examined or received your medical information.

- A description of the information disclosed, unless it would not be practical to provide such a description.

How to Exercise Your Rights. If you wish to exercise any of your rights under Montana law as provided for in this notice, please write to us at:

                        Mutual of Omaha
                        Attn. Privacy Notice
                        Mutual of Omaha Plaza
                        Omaha, NE  68175-0001

When you write to us, please provide us with your full name, complete address and your policy and/or account numbers.

DO YOU HAVE QUESTIONS?

If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact: Security Benefit Group of Companies, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas 66675-0497. Telephone 1-800-238-9354.

STATEMENT OF ADDITIONAL INFORMATION

      You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

      Here is the table of contents to our Statement of Additional Information:

            CONTENTS                             PAGE(s)
            --------                             -------
The Policy - General Provisions                    2-3
     Owner and Joint Owner
     Entire Contract
     Deferment of Payment and Transfers
     Incontestability
     Misstatement of Age or Sex
     Nonparticipating
     Assignment
     Evidence of Age or Survival
Federal Tax Matters                                3-4
     Tax Status of the Policy
     Taxation of United of Omaha
State Regulation of United Omaha                     4
Administration                                       4
Records and Reports                                  4
Distribution of the Policies                         4
Custody of Assets                                    5
Other Information                                    5
Financial Statements                                 5

                      STATEMENT OF ADDITIONAL INFORMATION

                     ULTRANNUITY SERIES V VARIABLE ANNUITY

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

       Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY ("we, us, our")

                             Mutual of Omaha Plaza
                             Omaha, Nebraska 68175

      This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2005 by calling 1-800-238-9354 or by writing to us at: Security Benefit Group of Companies, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas 66675-0497. Terms used in the current Prospectus for the Policy have the same meaning in this Statement of Additional Information.

      This Statement of Additional Information is not a prospectus. You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.

Dated: May 1, 2005

          CONTENTS                              PAGE(s)
          --------                              -------
The Policy - General Provisions                   2-3
     Owner and Joint Owner
     Entire Contract
     Deferment of Payment and
       Transfers
     Incontestability
     Misstatement of Age or Sex
     Nonparticipating
     Assignment
     Evidence of Age or Survival
Federal Tax Matters                               3-4
     Tax Status of the Policy
     Taxation of United of Omaha
State Regulation of United of Omaha                4
Administration                                     4
Records and Reports                                4
Distribution of the Policies                       4
Custody of Assets                                  5
Other Information                                  5
Financial Statements                               5

      The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS

OWNER AND JOINT OWNER

      While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

ENTIRE CONTRACT

      The entire contract is the Policy, as well as the data page and any riders to the Policy and any endorsements or amendments to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

      Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

      We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

DEFERMENT OF PAYMENT AND TRANSFERS

      We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:

         (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;

         (b)   trading on the New York Stock Exchange is restricted;

         (c) an emergency exists as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or

         (d) the Securities and Exchange Commission permits delay for the protection of security holders.

      The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions in (c) or (d) exist.

      We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

      We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

INCONTESTABILITY

      We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

MISSTATEMENT OF AGE OR SEX

      We may require proof of the Annuitant's age before making any annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.

      If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

NONPARTICIPATING

      No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

ASSIGNMENT

      You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. We are not responsible for the validity or effect of any assignment. The rights of any payee will be subject to a collateral assignment.

      If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

EVIDENCE OF AGE OR SURVIVAL

      We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                               FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

      Diversification Requirements. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury Department regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury Department regulations.

      Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.

      The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

      Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfy all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

TAXATION OF UNITED OF OMAHA

      We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF UNITED OF OMAHA

      We are subject to Nebraska law and to regulation by the Nebraska Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Nebraska Department of Insurance includes periodic examinations to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Nebraska Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION

      Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001, administers the Policies on our behalf pursuant to a coinsurance agreement dated as of February 10, 2004 and an administrative services agreement dated April 20, 2004.

                               RECORDS AND REPORTS

      All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES


      We have discontinued the offering of the Policies as of June 1, 2003.

      Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies have been distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 6.75% of Purchase Payments. For the fiscal year ended December 31, 2004, we paid $368,649 in total compensation to MOIS; of this amount MOIS retained $63,653 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2003, these amounts were $497,396 and $25,641, respectively. In 2002, these amounts were $950,481 and $113,597 respectively.


      Certain distribution costs may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

                                CUSTODY OF ASSETS

      We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                                OTHER INFORMATION

      A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

                              FINANCIAL STATEMENTS

      The financial statements of each of the Subaccounts which comprise United of Omaha Separate Account C as of December 31, 2004, and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

      The statutory financial statements of United of Omaha Life Insurance Company as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

      The financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in each of the Subaccounts of United of Omaha Separate Account C. The primary business address of Deloitte & Touche LLP is First National Tower, 1601 Dodge Street, Suite 3100, Omaha, Nebraska 68102.

UNITED OF OMAHA LIFE
INSURANCE COMPANY

(A WHOLLY-OWNED SUBSIDIARY OF
MUTUAL OF OMAHA INSURANCE COMPANY)

Statutory Financial Statements and
Independent Auditors' Report as of
December 31, 2004 and 2003 and for the
years ended December 31, 2004, 2003 and 2002

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company (the "Company") (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 2004 and 2003, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting practices and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of United of Omaha Life Insurance Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2004.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
April 26, 2005

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND SURPLUS
AS OF DECEMBER 31, 2004 AND 2003

                             ADMITTED ASSETS                                  2004                  2003
Cash and invested assets:
  Bonds                                                                  $ 9,594,289,335      $ 9,325,718,785
  Preferred stocks                                                                     -           55,316,600
  Common stocks - unaffiliated                                                 1,345,678            1,416,581
  Common stocks - affiliated                                                  75,908,613           86,244,016
  Mortgage loans                                                             846,410,992          939,141,574
  Real estate properties occupied by the Company, net of accumulated
    depreciation of $80,358,161 in 2004 and $76,956,490 in 2003               66,002,016           66,689,673
  Investment real estate, net of accumulated depreciation
    of $507,728 in 2004 and $497,031 in 2003                                     254,040              264,737
  Real estate held for sale, net of accumulated depreciation
    of $15,440 in 2004 and $22,877 in 2003                                     1,571,138            3,841,717
  Contract loans                                                             154,352,928          151,548,072
  Cash and cash equivalents                                                   62,132,284           78,408,728
  Short-term investments                                                       1,700,001            7,000,001
  Other invested assets                                                      227,059,644          172,167,135
                                                                         ---------------      ---------------
       Total cash and invested assets                                     11,031,026,669       10,887,757,619

Investment income due and accrued                                             91,348,003          100,271,603
Premiums deferred and uncollected                                            203,938,161          128,423,097
Reinsurance recoverable                                                      146,342,339          177,546,529
Receivable from parent, subsidiaries and affiliates                               32,200               39,938
Net deferred tax assets                                                      102,966,119           69,998,313
Other assets                                                                  14,095,526           26,000,503
Separate accounts assets                                                   1,325,701,438        1,287,617,434
                                                                         ---------------      ---------------

       Total admitted assets                                             $12,915,450,455      $12,677,655,036
                                                                         ===============      ===============
LIABILITIES

Policy reserves:

  Aggregate reserve for policies and contracts                           $ 8,164,625,549      $ 7,885,394,159
  Deposit-type contracts                                                   1,686,701,012        1,796,951,544
  Policy and contract claims                                                  84,666,667           84,928,264
  Other                                                                      130,928,709          124,787,109
                                                                         ---------------      ---------------
       Total policy reserves                                              10,066,921,937        9,892,061,076

Interest maintenance reserve                                                  46,129,553           27,008,378
Asset valuation reserve                                                       34,853,433           62,611,334
General expenses and taxes due or accrued                                     10,232,288           11,568,929
Federal income taxes due or accrued                                           18,720,322           38,389,314
Payable to parent, subsidiaries and affiliates                                17,822,508           16,903,885
Other liabilities                                                            171,828,843          294,671,199
Separate accounts liabilities                                              1,325,701,438        1,287,474,741
                                                                         ---------------      ---------------
       Total liabilities                                                  11,692,210,322       11,630,688,856
                                                                         ---------------      ---------------
SURPLUS

Capital stock, $10 par value, 900,000 shares authorized,
  issued and outstanding                                                       9,000,000            9,000,000
Gross paid-in and contributed surplus                                        362,723,580          162,723,580
Unassigned surplus                                                           851,516,553          875,242,600
                                                                         ---------------      ---------------
       Total surplus                                                       1,223,240,133        1,046,966,180
                                                                         ---------------      ---------------
       Total liabilities and surplus                                     $12,915,450,455      $12,677,655,036
                                                                         ===============      ===============

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                2004                2003                 2002
Income:
  Net premiums and annuity considerations                                  $ 1,294,387,151     $ 1,436,257,064     $ 1,365,451,665
  Net investment income                                                        668,160,442         684,414,445         683,171,781
  Other income                                                                  63,995,665          84,926,596          72,006,877
                                                                           ---------------     ---------------     ---------------

    Total income                                                             2,026,543,258       2,205,598,105       2,120,630,323
                                                                           ---------------     ---------------     ---------------
Benefits and expenses:
  Policyholder benefits                                                      1,268,680,237       1,249,954,291       1,212,968,764
  Increase in reserves                                                         282,468,327         484,149,140         483,141,362
  Commissions                                                                  127,259,321         122,367,272         118,469,395
  Operating expenses                                                           285,084,337         287,342,208         262,634,739
  Net transfers to (from) separate accounts                                             81         (92,078,732)        (63,286,145)
                                                                           ---------------     ---------------     ---------------

    Total benefits and expenses                                              1,963,492,303       2,051,734,179       2,013,928,115
                                                                           ---------------     ---------------     ---------------

      Net gain from operations before federal
       income taxes and net realized capital losses                             63,050,955         153,863,926         106,702,208

Federal income taxes                                                            13,943,909          68,648,342          28,570,167
                                                                           ---------------     ---------------     ---------------

      Net gain from operations before net realized capital losses               49,107,046          85,215,584          78,132,041

Net realized capital losses (net of taxes of $13,546,694, $13,624,637 and
  $4,719,429 and transfers to the interest maintenance reserve of
  $25,158,146, $25,302,897 and $8,764,654, respectively)                      (133,165,378)        (46,224,217)        (93,837,615)
                                                                           ---------------     ---------------     ---------------

      Net income (loss)                                                    $   (84,058,332)    $    38,991,367     $   (15,705,574)
                                                                           ===============     ===============     ===============

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                   2004                2003                2002
Capital stock                                                 $     9,000,000     $     9,000,000     $     9,000,000
                                                              ---------------     ---------------     ---------------

Gross paid-in and contributed surplus:

  Balance at beginning of year                                    162,723,580         162,723,580          62,723,580
  Capital contribution                                            200,000,000                   -         100,000,000
                                                              ---------------     ---------------     ---------------
  Balance at end of year                                          362,723,580         162,723,580         162,723,580
                                                              ---------------     ---------------     ---------------
Unassigned surplus:

  Balance at beginning of year                                    875,242,600         828,334,580         799,509,351
  Net income (loss)                                               (84,058,332)         38,991,367         (15,705,574)
  Change in:
   Net unrealized capital gains (losses), (net of taxes of
    $6,225,961, $5,839,308 and $25,465,100, respectively)           1,227,096          10,224,865         (34,883,646)
   Net deferred income taxes                                       51,210,475          28,819,276          22,502,137
   Non-admitted assets                                            (13,336,404)        (26,702,079)         (1,475,335)
   Asset valuation reserve                                         27,757,901         (26,522,266)         58,744,093
   Deferred gain on coinsurance (net of taxes of
    $3,514,422 and $11,879,000, respectively)                      (6,526,783)         22,061,000                   -
   Other, net                                                               -              35,857            (356,446)
                                                              ---------------     ---------------     ---------------

  Balance at end of year                                          851,516,553         875,242,600         828,334,580
                                                              ---------------     ---------------     ---------------

Total surplus                                                 $ 1,223,240,133     $ 1,046,966,180     $ 1,000,058,160
                                                              ===============     ===============     ===============

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                           2004                 2003                2002
Cash from (used for) operations:
 Net premiums and annuity considerations                              $ 1,225,889,061     $ 1,475,917,856     $ 1,353,975,885
 Net investment income                                                    654,905,625         659,334,062         660,308,209
 Other income                                                              61,222,051          83,315,987          79,175,065
 Policyholder benefits                                                 (1,274,208,829)     (1,240,079,324)     (1,131,124,831)
 Net transfers (to) from separate accounts                                    (64,135)        103,116,908          49,604,667
 Commissions and operating expenses                                      (414,491,388)       (403,457,685)       (396,086,602)
 Federal income taxes paid to parent                                      (47,159,596)        (49,771,180)        (42,249,917)
                                                                      ---------------     ---------------     ---------------
      Net cash from operations                                            206,092,789         628,376,624         573,602,476
                                                                      ---------------     ---------------     ---------------

Cash from (used for) investments:
Proceeds from investments sold, redeemed or matured:
   Bonds                                                                2,473,581,446       3,012,602,112       1,941,330,949
   Stocks                                                                  55,192,245           3,764,030          10,666,240
   Mortgage loans                                                         292,247,592         124,937,205          81,105,658
   Real estate                                                              4,516,246           5,800,000                   -
   Other invested assets                                                   30,384,473          50,817,430          15,269,891
   Net gains on cash and short-term investments                                14,085              27,674               3,290
   Miscellaneous proceeds                                                   1,089,423             629,444            (218,447)
 Cost of investments acquired:
   Bonds                                                               (2,781,411,465)     (3,476,024,889)     (2,681,440,388)
   Common stocks                                                           (1,437,261)         (4,902,418)                  -
   Mortgage loans                                                        (203,424,945)       (241,815,073)        (69,596,385)
   Real estate                                                             (4,648,690)         (3,034,914)         (3,393,320)
   Other invested assets                                                  (77,164,365)        (77,636,689)        (53,736,834)
   Miscellaneous applications                                             (15,573,514)         (7,727,535)        (22,692,717)
   Net increase in contract loans                                          (2,804,856)         (1,310,385)         (2,200,955)
                                                                      ---------------     ---------------     ---------------
      Net cash used for investments                                      (229,439,586)       (613,874,008)       (784,903,018)
                                                                      ---------------     ---------------     ---------------

Cash from (used for) financing and miscellaneous sources:
 Capital contribution                                                     200,000,000                   -         100,000,000
 Borrowed funds                                                          (107,000,000)        149,000,000           1,000,000
 Net decrease in deposit-type contracts                                  (110,250,532)       (198,412,404)        (30,222,633)
 Other cash provided                                                       19,020,885          32,353,516          24,580,603
                                                                      ---------------     ---------------     ---------------
      Net cash from (used for) financing                                    1,770,353         (17,058,888)         95,357,970
                                                                      ---------------     ---------------     ---------------

Net change in cash and cash equivalents and short-term investments        (21,576,444)         (2,556,272)       (115,942,572)

Cash and cash equivalents and short-term investments:

 Beginning of year                                                         85,408,729          87,965,001         203,907,573
                                                                      ---------------     ---------------     ---------------

 End of year                                                          $    63,832,285     $    85,408,729     $    87,965,001
                                                                      ===============     ===============     ===============
Non-cash items:
 Real estate acquired in satisfaction of debt                         $     1,586,578     $     1,498,322               $   -
                                                                      ===============     ===============     ===============

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

NOTES TO STATUTORY FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.    NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      NATURE OF OPERATIONS - United of Omaha Life Insurance Company (the "Company") is a wholly owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company domiciled in the State of Nebraska. At December 31, 2004, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company ("Companion"); United World Life Insurance Company ("United World"); Mutual of Omaha Structured Settlement Company-Connecticut ("MOSSCO-CT") and Mutual of Omaha Structured Settlement Company of New York, Inc. ("MOSSCO-NY"). The Company offers a full portfolio of individual and group life insurance, annuities, pension products, and group health products, and has insurance licenses to operate in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Individual life insurance and annuity products are sold through a network of career agents, direct mail, brokers, financial planners and banks. Group business is produced by representatives located in Mutual of Omaha group offices throughout the country.

      BASIS OF PRESENTATION - The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. The State of Nebraska has adopted the National Association of Insurance Commissioners' statutory accounting principles ("NAIC SAP") as the basis of its statutory accounting practices. In addition, the Commissioner of the Insurance Department of the State of Nebraska has the right to permit other specific practices that may deviate from prescribed practice.

      The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The most significant differences include:

      (a) Bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based upon their classification according to the Company's ability and intent to hold or trade the securities.

      (b) Acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred, while under GAAP they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits.

      (c) NAIC SAP requires an amount be recorded for deferred taxes; however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the statutory statements of operations.

      (d) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. The effect on reserves, if any, due to a change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain (loss) from operations. GAAP policy reserves are based on the Company's estimates of mortality, interest and withdrawals.

      (e) The asset valuation reserve ("AVR") and interest maintenance reserve ("IMR") are established only in the statutory financial statements.

      (f) Assets are reported under NAIC SAP at admitted asset value and non-admitted assets are excluded through a charge to surplus, while under GAAP, non-admitted assets are reinstated to the balance sheet, net of any valuation allowance.

      (g) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees that are recognized when assessed against the policyholder account balance. Premium receipts and benefits paid are considered deposits and withdrawals, respectively, and are recorded as or against interest-bearing liabilities.

      (h) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP they are reported as an asset.

      (i) Comprehensive income and its components are not presented in the statutory financial statements.

      (j) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's surplus for NAIC SAP. GAAP requires either consolidation or equity method with net income of subsidiaries credited to the income statement.

USE OF ESTIMATES - The preparation of financial statements in accordance with NAIC SAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. The most significant estimates and assumptions include those used in determining investment valuation, aggregate reserves for policies and contracts, policy and contract claims, and deferred taxes. Actual results could differ from those estimates.

The process of determining the fair value of investments and whether or not an investment is recoverable relies on projections of future cash flows, investment operating results and market conditions. Projections are inherently uncertain and, accordingly, actual future cash flows may differ materially from projected cash flows. As a result, the Company's investment valuations are susceptible to the risk inherent in making such projections.

Due to the length of annuity and life insurance contracts and the risks involved, the process of estimating the aggregate reserve for policies and contracts is inherently uncertain. Aggregate reserves are estimated using mortality tables and interest rate assumptions. Actual mortality and interest rates are likely to differ.

Policy and contract claims represent the amounts estimated for claims that have been reported but not settled and estimates for claims incurred but not reported. Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made.

INVESTMENTS - Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by loans are stated at amortized cost using the scientific method; except for bonds that are in or near default which are stated at lower of amortized cost or fair value.

Loan-backed securities and structured securities are included in bonds in the statutory statements of admitted assets, liabilities, and surplus, and are stated at amortized cost; except for loan-backed securities and structured securities that are in or near default, which are stated at lower of amortized cost or fair value. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments from the date of purchase. Prepayment assumptions for most loan-backed securities are obtained from original term sheets and offer memorandums with updates obtained externally. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost. Common stocks of unaffiliated companies are stated at NAIC market value and common stocks of affiliated companies (principally insurance companies) are carried on the equity basis. Changes in carrying value are recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus.

Mortgage loans and contract loans are carried at the unpaid principal balance.

Home office and investment real estate are valued at cost, less accumulated depreciation. Real estate held for sale is valued at the lower of depreciated cost or estimated fair value, less estimated selling costs. Depreciation is provided on the straight-line basis over the estimated useful lives, generally forty years, of the related assets.

Cash equivalents are highly liquid debt securities with an original maturity of less than three months. Cash equivalents are carried at cost, which approximates fair value.

Short-term investments include investments whose original maturities are one year or less and are stated at cost.

Other invested assets include investments in limited partnerships, beneficial interests in leased or non-leased commercial aircraft, receivables for securities, long-term receivables, and derivative financial instruments. Limited partnerships are carried based upon the underlying GAAP equity of the investee with changes recorded in unrealized gains (losses) through surplus. Beneficial interests in commercial aircraft are carried at estimated fair value.

When derivative financial instruments meet specific criteria they may be designated as accounting hedges and accounted for on either a fair value or amortized cost basis, in a manner consistent with the item hedged. Derivative financial instruments that are not designated as accounting hedges are accounted for on a fair value basis with changes recorded in unrealized gains (losses) through surplus.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended when mortgage-backed or asset-backed securities are in default or when the receipt of interest payments is in doubt. Realized gains and losses on the sale of investments are determined on the specific identification basis.

Investment income due or accrued for which it is probable the balance is uncollectible is written off and charged to investment income. Investment income due or accrued deemed collectible on mortgage loans in default that is more than 180 days past due is non-admitted. All other investment income due or accrued deemed collectible that is more than 90 days past due is non-admitted.

PROPERTY - Property is carried at cost less accumulated depreciation and amortization. The Company provides for depreciation of property using straight-line methods over the estimated useful lives of assets. Furniture and fixtures are generally depreciated over three to ten years. Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally depreciated over three to twenty years. Depreciation and amortization expense was $4,050,484, $3,993,086 and $3,901,911 for the years ended December 31, 2004, 2003 and 2002, respectively.

ELECTRONIC DATA PROCESSING ("EDP") - EDP equipment and operating and nonoperating software are carried at cost less accumulated depreciation or amortization and are included in other assets. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years. Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

SEPARATE ACCOUNTS - The assets of the separate accounts in the statutory statements of admitted assets, liabilities, and surplus are carried at fair value and consist primarily of common stock, mutual funds and commercial paper held by the Company for the benefit of contract holders under specific individual annuity and life insurance contracts and group annuity contracts. Separate account assets are segregated and are not subject to claims that arise out of any other business of the Company. Deposits and premiums received from and benefits paid to separate account contract holders are reflected in the statutory statements of operations, but are offset by transfers to and from the separate accounts. Investment income and realized capital gains (losses) on the separate accounts are reflected net of amounts credited to contract holders in the statutory statements of operations. Mortality, policy administration and surrender charges to all separate accounts are included in other income.

POLICY RESERVES AND DEPOSIT-TYPE CONTRACTS - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (1941, 1958, and 1980 CSO tables) prescribed by regulatory authorities. Annuity reserves are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") based primarily upon the 1937 Standard Annuity Table with interest rates ranging from 2.5% to 3.5%; the 1971 Individual Annuity Mortality Table with interest rates ranging from 3.5% to 4.0%, the 1983a Individual Annuity Mortality Table with interest rates ranging from 4.75% to 9.25%, the Annuity 2000 Mortality Table with interest rates ranging from 4.00% to 7.00%, the 1994 Variable Annuity Mortality Table with interest rates ranging from 4.75% to 7.50%, the 1971 Group Annuity Mortality Table with interest rates ranging from 6.00% to 11.25%, the 1983 Group Annuity Mortality Table with interest rates ranging from 4.75% to 11.00%, or the 1994 Group Annuity Reserving Table with interest rates ranging from 2.91% to 7.00%.

Reserves for deposit-type contracts are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder. Tabular interest on deposit-type contracts is calculated by formula as described in the annual statement instructions.

Policy and contract claims represent the amounts estimated for claims that have been reported but not settled and estimates for claims incurred but not reported. Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made. Claim adjustment expenses are accrued and included in general expenses and taxes due or accrued.

REINSURANCE - In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations. Balances are included in the statutory statements of admitted assets, liabilities, and surplus, and the statutory statements of operations, net of reinsurance.

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established.

During 2003, the Company ceased underwriting its variable life and annuity products. Effective December 31, 2003, the Company entered into modified coinsurance and coinsurance agreements to cede its variable life and annuity business on an indemnity basis. In 2003, these reinsurance agreements resulted in a deferred gain of $22,061,000 (net of taxes of $11,879,000), which is reflected in unassigned surplus and will be amortized into operations as earnings emerge from the business reinsured. During 2004, the Company amortized $6,526,783 (net of taxes of $3,514,422) of the gain into operations.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE - The Company established certain reserves as promulgated by the NAIC. The AVR is determined by formula and is based on the Company's investments in bonds, common and preferred stocks, mortgage loans, real estate and other invested assets. This valuation reserve requires appropriation of surplus to provide for possible losses on these investments. Realized and unrealized capital gains (losses), other than those resulting from interest changes, are credited or charged to the AVR.

The IMR is used to defer realized capital gains and losses, net of tax, on sales and calls of bonds and certain investments which result from interest rate changes. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $6,037,000, $2,488,000 and $(63,000) for 2004, 2003 and 2002, respectively.

PREMIUMS AND ANNUITY CONSIDERATIONS AND RELATED COMMISSIONS - Premiums are recognized as income over the premium-paying period of the policies. Annuity considerations are recognized as revenue when received. Consideration received on deposit-type funds, which did not contain any life contingencies, is recorded directly to the related liability. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

FAIR VALUES OF FINANCIAL INSTRUMENTS - The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds for which market values are not readily available, fair values were estimated by the Company using projected future cash flows, current market rates, credit quality and maturity date.

   Preferred Stocks - The fair values for preferred stocks are based on quoted market prices.

   Common Stocks - Unaffiliated - The fair values for unaffiliated common stocks are based on NAIC market value.

   Mortgage Loans - The fair values for mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk.

   Contract Loans - Contract loans are stated at the aggregate unpaid balance as management has determined that it is not practicable to estimate the fair value.

   Cash and Cash Equivalents and Short-Term Investments - The carrying amounts for these instruments approximate their fair values.

   Deposit-Type Contracts - The fair values of deposit-type contracts are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the deposit-type contracts being valued.

   Derivative Financial Instruments - The fair value of a structured-equity swap position is based upon quoted values of the underlying equity security and the referenced equity indices. The fair value of the Company's other derivative instruments, including foreign-currency swaps, interest-rate swaps, interest rate caps and equity-linked notes are based upon quotations obtained from dealers or other reliable sources.

   Short Term Borrowings - The fair value for short term borrowings is deemed to be the same as the carrying value.

VULNERABILITY DUE TO CERTAIN RISKS AND CONCENTRATIONS - The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

   Legal/regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United

   States, thus reducing its exposure to any single jurisdiction, and by diversifying its products. The Company monitors economic and regulatory developments that have the potential to impact its business.

   Interest-rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

   Credit risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers who owe the Company money, will not pay.

OTHER-THAN-TEMPORARY DECLINES IN FAIR VALUE - The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other-than-temporary. Some factors considered in evaluating whether or not a decline in fair value is other-than-temporary include: the Company's ability and intent to retain the investment for a period of time sufficient to allow for a recovery in value; the duration and extent to which the fair value has been less than cost; and the financial condition and prospects of the issuer.

The Company recognizes other-than-temporary impairments of bonds not backed by loans when it is either probable that the Company will not collect all amounts due according to the contractual terms of the bond in effect at the date of acquisition or when the Company has made a decision to sell the bond prior to its maturity at an amount below its amortized cost. When an other-than-temporary impairment is recognized, the bond is written down to fair value and the amount of the write down is recorded as a realized loss.

For loan-backed securities, other-than-temporary impairments are recognized when a revaluation based on new prepayment assumptions results in a negative yield. When an other-than-temporary impairment is recognized, the cost basis of the loan-backed security is written down to the undiscounted estimated future cash flows and the amount of the write down is recorded as a realized loss.

RECLASSIFICATIONS - Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

2.    INVESTMENTS

      BONDS - The carrying value and estimated fair value of investments in bonds, including loan- backed securities, by type were as follows:

                                                              GROSS            GROSS
                                          CARRYING         UNREALIZED        UNREALIZED          ESTIMATED
AT DECEMBER 31, 2004:                       VALUE            GAINS             LOSSES           FAIR VALUE
U.S. Government                        $  199,510,262    $    3,184,618    $     (901,084)    $  201,793,796
States, territories and possessions           539,069            15,551                 -            554,620
Special revenue                            41,476,488         6,361,555                 -         47,838,043
Public utilities                          481,818,034        33,180,282        (2,544,381)       512,453,935
Industrial and miscellaneous            3,667,945,517       249,889,924       (24,701,674)     3,893,133,767
Mortgage-backed securities              3,223,344,932       118,739,690       (28,854,213)     3,313,230,409
Asset-backed securities                 1,979,655,033        32,663,266       (28,295,136)     1,984,023,163
                                       --------------    --------------    --------------     --------------
    Total                              $9,594,289,335    $  444,034,886    $  (85,296,488)    $9,953,027,733
                                       ==============    ==============    ==============     ==============

                                                             GROSS             GROSS
                                          CARRYING         UNREALIZED        UNREALIZED          ESTIMATED
AT DECEMBER 31, 2003:                      VALUE             GAINS             LOSSES           FAIR VALUE
U.S. Government                        $  135,212,548    $    4,608,600    $   (3,483,061)    $  136,338,087
States, territories and possessions           543,916            12,332                 -            556,248
Special revenue                            49,053,111         8,904,188                 -         57,957,299
Public utilities                          439,723,818        34,812,595        (1,859,680)       472,676,733
Industrial and miscellaneous            3,642,262,019       313,604,813       (21,693,315)     3,934,173,517
Mortgage-backed securities              3,039,216,172       135,762,978       (27,024,191)     3,147,954,959
Asset-backed securities                 2,019,707,201        55,344,771       (31,328,636)     2,043,723,336
                                       --------------    --------------    --------------     --------------
    Total                              $9,325,718,785    $  553,050,277    $  (85,388,883)    $9,793,380,179
                                       ==============    ==============    ==============     ==============

Bonds that were in or near default (NAIC 6) at December 31, 2004 and 2003 are carried at fair value which was $11,653,583 and $28,456,104, respectively, less than amortized cost.

An aging of the unrealized losses on the Company's bonds at December 31, 2004, was as follows:

                         LESS THAN ONE YEAR                  ONE YEAR OR MORE                         TOTAL
                      ESTIMATED          GROSS           ESTIMATED          GROSS           ESTIMATED         GROSS
                        FAIR          UNREALIZED           FAIR          UNREALIZED           FAIR          UNREALIZED
                        VALUE           LOSSES             VALUE           LOSSES             VALUE           LOSSES
U.S. Government    $  107,895,809   $     (854,802)   $    5,406,650   $      (46,283)   $  113,302,459   $     (901,085)
Public utilities       65,800,523       (1,894,421)       12,328,100         (649,960)       78,128,623       (2,544,381)
Industrial and
  miscellaneous       529,145,362      (14,019,853)      231,209,758      (10,681,820)      760,355,120      (24,701,673)
Mortgage-backed
  securities          815,915,759      (14,039,648)      321,881,506      (14,814,565)    1,137,797,265      (28,854,213)
Asset-backed
  securities          634,945,384      (19,307,857)      215,093,586       (8,987,279)      850,038,970      (28,295,136)
                   --------------   --------------    --------------   --------------    --------------   --------------
Total              $2,153,702,837   $  (50,116,581)   $  785,919,600   $  (35,179,907)   $2,939,622,437   $  (85,296,488)
                   ==============   ==============    ==============   ==============    ==============   ==============

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of factors, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the indicated unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2004 are temporary.

At December 31, 2004, there were 124 securities that had indicated unrealized losses for twelve months or more. A description of the events contributing to the unrealized loss positions for the various security types and the factors considered in determining that recording an other-than-temporary impairment was not warranted is outlined below.

Industrial and miscellaneous securities in an unrealized loss position for twelve months or more, 52 securities, have an indicated gross unrealized loss of $10,681,820 at December 31, 2004. Industrial and miscellaneous securities collateralized by airline equipment had a gross unrealized loss of $2,987,336 and a fair value of $13,554,797 at December 31, 2004. Industrial and miscellaneous securities collateralized by airline equipment have suffered a decrease in value in recent years as a result of the uncertainty of a potential industry recovery and lack of market liquidity in this sector. Although uncertainty surrounding the stability of domestic airlines continues, this sector appears to be improving. At December 31, 2004, foreign issuer industrial and miscellaneous securities had a gross unrealized loss of $4,092,355 and a fair value of $124,407,645. Of the remaining 18 industrial and miscellaneous securities with an indicated unrealized loss position for twelve months or more, 16 have indicated unrealized losses that were less than 10% of the Company's amortized cost of each security. None of these securities had indicated unrealized losses greater than 20% of the amortized cost of each security. Based on the Company's intent and ability to hold these securities and cash flow estimates that indicate full recovery of amortized cost, the Company has concluded that the declines in the fair values of the Company's investments in industrial and miscellaneous securities collateralized by airline equipment, foreign issues and other fixed maturities at December 31, 2004 are temporary.

Mortgage-backed securities are primarily supported by mortgage loans insured or guaranteed by agencies of the United States government. There are 32 securities with an indicated unrealized loss position for twelve months or more, 30 have indicated unrealized losses that were less than 10% of the Company's amortized cost of each security. None of these securities had indicated unrealized losses greater than 20% of the amortized cost of each security. The decrease in value of these investments is primarily the result of changes in interest rates and changes in prepayment expectations caused by the current economic environment. As of December 31, 2004, the estimated future cash flows for these securities indicated full recovery of amortized cost and as a result, based on management's intent and ability to hold these securities, the Company has concluded that the declines in the fair values of the Company's investments in mortgage-backed securities at December 31, 2004 are temporary.

Asset-backed securities with an indicated unrealized loss position for twelve months or more were primarily supported by manufactured housing investments that had suffered a decrease in value in recent years as a result of the recession and lack of market liquidity in the manufactured housing sector. Uncertainty surrounding the stability of this industry continues. There are 36 asset-backed securities with an indicated unrealized loss for twelve months or more, 32 of which have an unrealized loss that was less than 10% of the Company's amortized cost of each security. None of these securities had an indicated unrealized loss greater than 20% of the amortized cost of each security. As of December 31, 2004, the Company's estimated future cash flows for these securities indicated recovery of amortized cost and as a result, based on management's intent and ability to hold these securities, the Company has concluded that the declines in the fair values of the Company's investments in asset-backed securities at December 31, 2004 are temporary.

At December 31, 2004 and 2003, the Company held manufactured housing asset-backed securities with a carrying value of $464,133,590 and $606,502,873 and a fair value of $461,985,813 and $598,540,187, respectively. These securities represent investments in tranches of securitized manufactured housing mortgage portfolios, most of which are not readily marketable. Fair values are based upon the Company's assumptions as to expected future cash flows, current market rates and credit quality. Differences between the securitized portfolios' actual cash flows and those assumed by the Company may result in material differences between current estimates of fair values and amounts ultimately collected on the Company's investments in these securities.

The Company's bond portfolio is primarily comprised of investment grade securities. Based on ratings by the NAIC, investment grade bonds comprised 91.7% and 89.7% of the Company's total bond portfolio at December 31, 2004 and 2003, respectively.

The carrying value and estimated fair value of bonds at December 31, 2004, by contractual maturity, are shown below. Actual maturities may differ as a result of prepayments by the issuer.

                                                   CARRYING            ESTIMATED
                                                     VALUE            FAIR VALUE
Due in one year or less                         $  207,816,409      $  212,076,482
Due after one year through five years            1,436,289,853       1,508,082,236
Due after five years through ten years           1,653,722,793       1,730,641,690
Due after ten years                              1,093,460,315       1,204,973,753
Mortgage-backed and asset-backed securities      5,202,999,965       5,297,253,572
                                                --------------      --------------
Total                                           $9,594,289,335      $9,953,027,733
                                                ==============      ==============

Proceeds from the sale of bonds were $699,467,687, $672,826,380 and $455,819,563 during the years ended December 31, 2004, 2003 and 2002, respectively. Realized gains from the sale of bonds were $49,873,975, $42,614,486 and $17,056,583 during the years ended December 31, 2004, 2003 and 2002, respectively. Realized losses from the sale of bonds were $9,570,110, $7,211,381 and $2,739,229 during the years ended December 31, 2004, 2003 and 2002, respectively. Net realized capital losses for the years ended December 31, 2004, 2003 and 2002 included losses of $116,000,486, $29,623,237 and $79,495,286, respectively, resulting from other-than-temporary declines in the fair value of bonds.

Bond income due and accrued of $14,068,984, $13,522,590 and $5,240,449 was excluded from investment income during the years ended December 31, 2004, 2003 and 2002, respectively.

MORTGAGE LOANS - The Company invests in mortgage loans collateralized principally by commercial real estate. During 2004, the maximum and minimum lending rates for mortgage loans were 7.25% and 3.38%, respectively. At December 31, 2004, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 75%. Companion participates in certain of the Company's mortgage loans.

Net realized capital losses for the years ended December 31, 2004, 2003 and 2002 include losses of $705,250, $3,627,824 and $0, respectively, resulting from impairments of mortgage loans. Total impaired mortgage loans as of December 31, 2004 and 2003 and the associated interest income were not material.

The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2004 and 2003 were as follows:

                                       2004              2003
Pacific                            $258,247,168      $214,834,903
South Atlantic                      148,592,374       213,031,032
West South Central                  105,929,486       130,857,334
East North Central                   76,825,306       106,958,869
West North Central                   57,521,028        79,371,584
Mountain                             74,327,016        65,783,853
Mid Atlantic                         70,757,395        62,513,329
East South Central                   28,432,293        47,772,931
New England                          25,778,926        18,017,739
                                   ------------      ------------

                                   $846,410,992      $939,141,574
                                   ============      ============

LIMITED PARTNERSHIPS - Net realized capital losses for the years ended December 31, 2004, 2003 and 2002 include losses of $13,529,345, $11,042,283 and
$17,284,599, respectively, resulting from other-than-temporary declines in fair value of limited partnerships. The fair values of the limited liability partnerships were determined using underlying audited GAAP financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS - The carrying values and estimated fair values of the Company's financial instruments at December 31, were as follows:

                                                     2004                                    2003
                                         CARRYING            ESTIMATED           CARRYING            ESTIMATED
                                           VALUE            FAIR VALUE             VALUE             FAIR VALUE
FINANCIAL ASSETS:
 Bonds                                $9,594,289,335      $9,953,027,733      $9,325,718,785      $9,793,380,179
 Preferred stock                                   -                   -          55,316,600          55,316,600
 Common stocks - unaffiliated              1,345,678           1,345,678           1,416,581           1,416,581
 Mortgage loans                          846,410,992         902,006,283         939,141,574       1,028,101,645
 Contract loans                          154,352,928         154,352,928         151,548,072         151,548,072
 Short-term investments                    1,700,001           1,700,001           7,000,001           7,000,001
 Cash and cash equivalents                62,132,284          62,132,284          78,408,728          78,408,728
 Derivative financial instruments                  -                   -             789,827             789,827

FINANCIAL LIABILITIES:
 Deposit-type contracts                1,686,701,012       1,678,408,416       1,796,951,544       1,814,309,355
 Derivative financial instruments          4,656,715           4,924,515                   -           2,311,237
 Short term borrowings                    53,000,000          53,000,000         160,000,000         160,000,000

3.    DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments to reduce exposure to market volatility associated with assets held or liabilities incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix, consistent with the Company's risk management activities.

      Senior management monitors the Company's derivative financial instruments. The Company's risk of loss is typically limited to the fair value of its derivative financial instruments with positive fair values and not to the notional or contractual amounts of the derivative instruments. Risk arises from changes in the fair value of the underlying instruments and, with respect to over-the-counter transactions, from the possible inability of counterparties to meet the terms of the transactions. The Company has strict policies regarding the financial stability and credit standing of its counterparties. The Company attempts to limit its credit risk by dealing with creditworthy counterparties and obtaining collateral where appropriate.

      The following table summarizes the Company's derivative financial instruments:

                                                CONTRACT/
                                                NOTIONAL        CARRYING         CREDIT         ESTIMATED
                                                 AMOUNT          VALUE          EXPOSURE        FAIR VALUE
AT DECEMBER 31, 2004:
 Interest rate swaps                          $ 10,000,000    $          -     $     42,898    $   (267,800)
 Interest rate caps                            140,000,000          28,901                -          28,901
 Equity-linked options                             162,545         538,338                -         538,338
 Foreign currency swap agreements               43,000,000      (5,223,954)         589,740      (5,223,954)
                                              ------------    ------------     ------------    ------------

    Total derivative financial instruments    $193,162,545    $ (4,656,715)    $    632,638    $ (4,924,515)
                                              ============    ============     ============    ============

                                                CONTRACT/
                                                NOTIONAL        CARRYING         CREDIT         ESTIMATED
                                                 AMOUNT           VALUE         EXPOSURE       FAIR VALUE
AT DECEMBER 31, 2003:
 Interest rate swaps                          $ 19,000,000    $          -    $     92,392    $   (791,217)
 Interest rate caps                            225,000,000         307,327               -         307,327
 Equity-linked options                             156,778         482,500               -         482,500
 Foreign currency swap agreements               18,000,000               -         228,424      (1,520,020)
                                              ------------    ------------    ------------    ------------

    Total derivative financial instruments    $262,156,778    $    789,827    $    320,816    $ (1,521,410)
                                              ============    ============    ============    ============

4.    INCOME TAXES

      The Company is included in a consolidated federal income tax return with the following affiliates: Mutual of Omaha Insurance Company; Omaha Indemnity Company; Omaha Property and Casualty Insurance Company; Exclusive Healthcare, Inc.; Mutual of Omaha Health Plans, Inc.; Ingenium Benefits, Inc.; Adjustment Services, Inc.; KFS Corporation; Kirkpatrick, Pettis, Smith, Polian Inc.; KP Capital Markets, Inc.; KPM Investment Management, Inc.; Kirkpatrick Pettis Trust Company; Mutual of Omaha Holdings, Inc.; Mutual of Omaha Investor Services, Inc.; Mutual of Omaha Marketing Corporation; innowave incorporated; Mutual of Omaha Structured

      Settlement Company of Connecticut; Mutual of Omaha Structured Settlement Company of New York, Inc.; Companion Life Insurance Company; and United World Life Insurance Company.

      Income taxes are allocated between the companies pursuant to a written agreement approved by the Board of Directors. Each company's provision for federal income tax expense is based on separate return calculations with credit for net operating losses and capital losses allowed only as each company would utilize such losses on a separate return basis.

      Under federal income tax law prior to 1984, the Company was allowed certain special deductions which are accumulated in a memorandum tax account designated as the "policyholders' surplus account." Generally, this policyholders' surplus account will become subject to tax at the then current tax rates only if certain distributions are deemed to be paid out of the account. Legislation enacted in 2004 allows tax-free distributions from these accounts during 2005 and 2006. At December 31, 2004, the Company has accumulated approximately $31,614,600 of deferred taxable income in its policyholders' surplus account. Deferred taxes have not been provided on this amount.

      The Company paid federal income taxes of $36,777,683, $73,793,128 and $36,853,993 during the years ended December 31, 2004, 2003 and 2002, respectively, which are available for recoupment in the event that the Company incurs future net losses.

      Federal income taxes incurred for the years ended December 31, consist of the following major components:

                                            2004              2003              2002
Current federal income taxes            $ 13,943,909      $ 68,648,342      $ 28,570,167
Capital gains taxes                       13,546,694        13,624,637         4,719,429
                                        ------------      ------------      ------------
                                          27,490,603        82,272,979        33,289,596
Change in net deferred income taxes      (51,210,475)      (28,819,276)      (22,502,137)
                                        ------------      ------------      ------------

Total federal income taxes incurred     $(23,719,872)     $ 53,453,703      $ 10,787,459
                                        ============      ============      ============

Reconciliations between income taxes based on the federal tax rate and the effective tax rate for the years ended December 31, were as follows:

                                                   2004               2003                2002
Net gain from operations before federal
 income taxes and net realized capital
 losses                                        $  63,050,955      $ 153,863,926      $ 106,702,208
Net realized capital losses before federal
 income taxes and transfers to IMR               (94,460,538)        (7,296,683)       (80,353,532)
                                               -------------      -------------      -------------
Total pretax income                              (31,409,583)       146,567,243         26,348,676
Statutory tax rate                                        35 %               35 %               35 %
                                               -------------      -------------      -------------
                                                 (10,993,354)        51,298,535          9,222,037
Prior year tax expense (benefit)                 (10,514,343)          (787,115)         2,863,380
Dividends received deduction                      (4,030,076)        (4,384,447)        (4,260,618)
Amortization of IMR                               (2,112,940)          (870,832)            21,893
Reinsurance transaction                                    -          8,631,350                  -
Other                                              3,930,841           (433,788)         2,940,767
                                               -------------      -------------      -------------

    Total federal income taxes incurred        $ (23,719,872)     $  53,453,703      $  10,787,459
                                               =============      =============      =============

The Company's tax returns have been examined by the Internal Revenue Service through 2002 and all outstanding issues have been resolved.

Resolution of the outstanding issues during 2004 resulted in a reduction of liabilities previously established for such issues.

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities at December 31 were as follows:

                                                2004            2003          CHANGE
DEFERRED TAX ASSETS
Deferred acquisition costs                 $  93,114,510   $  89,031,690   $   4,082,820
Policy reserves                               92,406,939      87,350,672       5,056,267
Bonds and other invested assets               86,764,071      57,520,551      29,243,520
Non-admitted assets                           19,081,515      18,619,621         461,894
Expense accruals and other prepaid income      8,838,435       6,813,460       2,024,975
Other                                                  -         904,951        (904,951)
                                           -------------   -------------   -------------
Total deferred tax assets                    300,205,470     260,240,945      39,964,525
Non-admitted deferred tax assets            (169,401,049)   (157,384,341)    (12,016,708)
                                           -------------   -------------   -------------
Admitted deferred tax assets               $ 130,804,421   $ 102,856,604   $  27,947,817
                                           =============   =============   =============

DEFERRED TAX LIABILITIES

Depreciable assets                           (22,047,176)    (21,781,071)       (266,105)
Unrealized gains                                       -      (1,387,312)      1,387,312
Other                                         (5,791,126)     (9,689,908)      3,898,782
                                           -------------   -------------   -------------
Deferred tax liabilities                     (27,838,302)    (32,858,291)      5,019,989
                                           -------------   -------------   -------------

Net admitted deferred tax assets           $ 102,966,119   $  69,998,313   $  32,967,806
                                           =============   =============   =============

The change in net deferred income taxes during the years ended December 31, is comprised of the following:

                                          2004           2003           CHANGE
Deferred tax assets                  $ 300,205,470   $ 260,240,945   $  39,964,525
Deferred tax liabilities               (27,838,302)    (32,858,291)      5,019,989
                                     -------------   -------------   -------------

Net deferred tax assets              $ 272,367,168   $ 227,382,654      44,984,514
                                     =============   =============

Tax effect of unrealized gains
                                                                         6,225,961
                                                                     -------------

Change in net deferred income taxes                                  $  51,210,475
                                                                     =============


                                         2003            2002           CHANGE
Deferred tax assets                  $ 260,240,945   $ 245,671,589   $  14,569,356
Deferred tax liabilities               (32,858,291)    (41,268,903)      8,410,612
                                     -------------   -------------   -------------

Net deferred tax assets              $ 227,382,654   $ 204,402,686      22,979,968
                                     =============   =============

Tax effect of unrealized gains                                           5,839,308
                                                                     -------------

Change in net deferred income taxes                                  $  28,819,276
                                                                     =============

                                         2002            2001           CHANGE
Deferred tax assets                  $ 245,671,589   $ 183,794,679   $  61,876,910
Deferred tax liabilities               (41,268,903)    (27,359,230)    (13,909,673)
                                     -------------   -------------   -------------

Net deferred tax assets              $ 204,402,686   $ 156,435,449      47,967,237
                                     =============   =============

Tax effect of unrealized losses                                        (25,465,100)
                                                                     -------------

Change in net deferred income taxes                                  $  22,502,137
                                                                     =============

5.    RELATED PARTY TRANSACTIONS

      The Company received common stock dividends from Companion on March 15, 2004 and March 12, 2003 totaling $6,000,000 and $6,500,000, respectively.
      The Company also received common stock dividends from United World on April 23, 2004 and March 26, 2003 totaling $2,500,000 and $2,900,000, respectively.

      The Company received a capital contribution of $100,000,000 on June 3, 2004 from its parent, Mutual of Omaha, which consisted of cash in the amount of $23,682,524 and securities having a fair value of $76,317,476 and an amortized cost of $77,681,361. The Company received an additional cash capital contribution of $100,000,000 on December 1, 2004 from Mutual of Omaha.

      The Company received a capital contribution of $100,000,000 from its parent, Mutual of Omaha, on August 28, 2002. The contribution consisted of cash in the amount of $25,261,585 and securities having a fair value of $74,738,415 and an amortized cost of $71,548,986.

      Mutual of Omaha and certain of its direct and indirect subsidiaries, including the Company, share certain resources such as personnel, operational and administrative services, facilities, information and communication services, employee benefits administration, investment management, advertising and general management services. Most of the expenses related to these resources are paid by Mutual of Omaha and subject to allocation among Mutual of Omaha and such subsidiaries. Management believes the measures used to allocate expenses among companies are within industry guidelines and practices.

      Under the terms of a reinsurance treaty effective June 1, 1955, all health and accident insurance written by the Company is ceded to Mutual of Omaha. The operating results of group health and accident and life insurance product lines are shared equally by the Company and Mutual of Omaha. The amounts ceded were as follows:

             AT DECEMBER 31,                      2004         2003
Aggregate reserve for policies and contracts  $140,170,777  $126,485,403
                                              ============  ============

Policy and contract claims                    $ 66,554,881  $ 72,303,205
                                              ============  ============

        YEAR ENDED DECEMBER 31,           2004          2003          2002
Premium considerations                $279,666,508  $308,253,279  $390,746,568
                                      ============  ============  ============

Policyholder benefits                 $196,471,738  $222,341,803  $314,033,577
                                      ============  ============  ============

Group reinsurance settlement expense
  (included in operating expenses)    $ 12,096,964  $  8,528,231  $ 14,512,872
                                      ============  ============  ============

      The Company also assumes group and individual life insurance from Companion. The amounts assumed related to the treaties with Companion were as follows:

              AT DECEMBER 31,                     2004          2003
Aggregate reserve for policies and contracts  $109,812,150  $109,899,096
                                              ============  ============

Policy and contract claims                    $  2,540,932  $  2,770,317
                                              ============  ============

Funds held under reinsurance treaties         $117,588,617  $115,720,529
                                              ============  ============

YEAR ENDED DECEMBER 31,     2004         2003         2002
Premium considerations   $ 6,265,268  $ 6,165,093  $ 6,584,061
                         ===========  ===========  ===========

Policyholder benefits    $10,284,329  $ 8,245,805  $ 9,375,945
                         ===========  ===========  ===========

6.    SHORT-TERM BORROWINGS

      The Company and Mutual of Omaha on a joint basis have entered into certain unsecured line of credit agreements that allow for maximum borrowings of $250,000,000. At December 31, 2004 and 2003, the Company had outstanding borrowings, which are included in other liabilities, of $53,000,000 and $75,000,000, at weighted average interest rates of 2.39% and 1.12%, respectively. During the years ended December 31, 2004 and 2003, the Company incurred interest expense on these lines of credit of $367,504 and $308,683, respectively.

      The Company and Mutual of Omaha have a bilateral unsecured internal borrowing agreement of $100,000,000. At December 31, 2004 and 2003, the Company had outstanding borrowings under this agreement, which are included in other liabilities, of $0 and $10,000,000, respectively. Mutual of Omaha did not have any outstanding borrowings under this agreement at December 31, 2004 and 2003.

      Companion has a $25,000,000 revolving credit agreement with the Company. At December 31, 2004 and 2003, there were no amounts outstanding under this revolving credit agreement.

      In 2004, the Company entered into agreements to sell and repurchase securities. Under these agreements, the Company obtains the use of funds for a period not to exceed 30 days. Maximum borrowings allowed under these agreements are $300,000,000. At December 31, 2004 and 2003, the Company had outstanding borrowings under these agreements of $0 and $75,000,000. During the years ended December 31, 2004 and 2003, the Company incurred interest expense on these agreements of $579,146 and $376,680, respectively.

      The above agreements are primarily used to facilitate the purchase of long-term investments.

      The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is not reflected in the accompanying statutory statements of admitted assets, liabilities, and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions. The Company had securities loaned to third parties of $295,517,000 and $155,874,000 as of December 31, 2004 and 2003,
      respectively.

7.    EMPLOYEE BENEFIT PLANS

      The Company participates in three plans sponsored by its parent, Mutual of Omaha. These plans are a qualified, non-contributory defined benefit pension plan, a 401(k) profit sharing defined contribution plan and a post-retirement benefit plan that provides certain health care and life insurance benefits for retirees. Substantially all employees are eligible for the 401(k) plan, while employees hired before 1995 are eligible for the post-retirement benefit plan. Effective January 1, 2005 the defined benefit plan was amended to freeze plan benefits for participants 40 years and under. No benefits will be available under the defined benefit plan for employees hired on or after January 1, 2005. The Company has no legal obligation for benefits under these plans. Mutual of Omaha allocates expense amounts for these plans to the Company based on salary ratios. The Company's share of net expense for these plans for the years ended December 31, were as follows:

                                                    2004        2003        2002
Defined benefit pension plan                     $6,142,499  $6,600,379  $2,351,154
401(k) profit sharing defined contribution plan   3,240,819   3,679,842   2,118,099
Postretirement benefit plan                       3,123,885   3,489,977   2,912,782

      Plan assets for the defined benefit pension plan include group annuity contracts issued by the Company of $510,979,734 and $474,792,785 at December 31, 2004 and 2003, respectively. Plan assets for the postretirement benefit plan are invested in a guaranteed investment contract issued by the Company with a balance of $36,281,228 and $30,832,269 at December 31, 2004 and 2003, respectively.

8.    SURPLUS AND DIVIDEND RESTRICTIONS

      The portion of unassigned surplus represented or reduced by each item below as of December 31, is as follows:

                                   2004             2003
Unrealized gains              $  20,206,336   $  18,979,240
Non-admitted assets            (223,919,663)   (210,583,259)
Asset valuation reserve          34,853,433     (62,611,334)
Separate account business                 -         142,693
Deferred tax assets             272,367,168     227,382,654
Deferred gain on coinsurance     15,534,217      22,061,000

      Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities.

9.    COMMITMENTS AND CONTINGENCIES

      The Company has unfunded investment commitments for bond investments, mortgage loans and limited partnerships of $161,878,808 and $149,965,916 as of December 31, 2004 and 2003, respectively.

      Securities with an amortized cost of $5,510,024 and $5,521,409 at December 31, 2004 and 2003, respectively, were on deposit with government agencies as required by the laws in various jurisdictions in which the Company conducts business.

      As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. The Company has estimated its costs related to past insolvencies and has recorded a liability for guaranty fund assessments of $18,725,757 and $19,240,539 as of December 31, 2004 and 2003, respectively. The Company has recorded a tax asset for premium tax credits of $13,098,493 and $13,674,072 as of December 31, 2004 and 2003, respectively.

      Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position, results of operations, or cash flows.

10.   LEASES

      The Company and Mutual of Omaha rent office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under leases as of December 31, 2004 were:

2005                                          $16,094,363
2006                                            8,800,500
2007                                            6,439,022
2008                                            3,933,118
2009                                            1,974,847
Thereafter                                        345,962
                                              -----------
Total                                         $37,587,812
                                              ===========

      The Company and Mutual of Omaha's rental expense for the years ended December 31, 2004, 2003 and 2002 was $19,063,968, $20,124,565 and
      $18,701,785, respectively.

11.   DIRECT PREMIUMS WRITTEN

      The Company's direct accident and health premiums written by third-party administrators were $32,081,468, $36,351,990 and $20,173,589 during the years ended December 31, 2004, 2003 and 2002, respectively.

12.   RETROSPECTIVELY RATED CONTRACTS

      The Company estimates accrued retrospectively rated premium adjustments for its group life and health insurance business based upon premium, claims (including IBNR), and expense experience for each retrospectively rated policy. This method results in the calculation of an asset or liability for each retrospectively rated policy.

      The amount of net premiums earned by the Company that were subject to retrospective rating features were approximately $83,800,000, $89,800,000 and $73,600,000 during the years ended December 31, 2004, 2003 and 2002, respectively. These net premiums represent 40.7%, 42.9% and 38.7% of the total net premium for group business during the years ended December 31, 2004, 2003 and 2002, respectively.

13.   AGGREGATE RESERVE FOR POLICIES AND CONTRACTS

      The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the monthly policy anniversary following the date of death. Surrender values are not promised in excess of the legally computed reserves.

      Substandard reserves for plans introduced prior to 1989 are set equal to the excess of the reserve calculated using the appropriate substandard multiple mortality table over the reserve calculated using the standard mortality table, where both calculations use the same valuation interest rate and reserve method. Substandard reserves for plans introduced after 1988 are set equal to the unearned portion of the substandard premiums.

      At December 31, 2004 and 2003, the Company had insurance in force with a face value of $104,363,200 and $109,898,875, respectively, for which the gross premiums were less than the net premiums according to the standard valuation set by the State of Nebraska. Reserves to cover the above insurance totaled $1,006,255 and $1,121,294 at December 31, 2004 and 2003, respectively.

14. ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

                      AT DECEMBER 31, 2004                        AMOUNT       % OF TOTAL
ANNUITY RESERVES AND DEPOSIT FUNDS LIABILITIES:

  Subject to discretionary withdrawal:
    With fair value adjustment                                 $  752,766,276      8.9%
    At book value less current surrender charge of 5% or more     747,202,231      8.9%
    At fair value                                                 771,595,942      9.2%
                                                               --------------    -----
    Total with adjustment or at fair value                      2,271,564,449     27.0%
    At book value without adjustment (minimal or no charge)     3,589,081,748     42.5%

Not subject to discretionary withdrawal                         2,568,431,696     30.5%
                                                               --------------    -----

Gross total                                                     8,429,077,893    100.0%
                                                                                 =====
Reinsurance ceded                                                  93,342,814
                                                               --------------

Net total                                                      $8,335,735,079
                                                               ==============

                  AT DECEMBER 31, 2003                             AMOUNT      % OF TOTAL
ANNUITY RESERVES AND DEPOSIT FUNDS LIABILITIES:

  Subject to discretionary withdrawal:
    With fair value adjustment                                 $  701,458,570      8.3%
    At book value less current surrender charge of 5% or more     919,200,082     10.8%
    At fair value                                                 665,825,568      7.9%
                                                               --------------    -----
    Total with adjustment or at fair value                      2,286,484,220     27.0%
    At book value without adjustment (minimal or no charge)     3,678,117,133     43.3%

Not subject to discretionary withdrawal                         2,514,550,760     29.7%
                                                               --------------    -----

Gross total                                                     8,479,152,113    100.0%
                                                                                 =====
Reinsurance ceded                                                 102,807,311
                                                               --------------

Net total                                                      $8,376,344,802
                                                               ==============

      The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds and other liabilities without life or disability contingencies to amounts reported in the statutory statements of admitted assets, liabilities, and surplus as of December 31:

                                2004
        LIFE AND ACCIDENT AND HEALTH ANNUAL STATEMENT:                   AMOUNT
Exhibit 5, Annuities section, net total                              $5,381,437,479
Exhibit 5, Supplementary Contracts with Life Contingencies Section,
  net total                                                              19,643,521
Exhibit of Deposit-Type Contracts, Line 14, Column 1                  1,686,701,012
                                                                     --------------
                                                                      7,087,782,012

Separate Accounts Annual Statement:
  Exhibit 3, Line 0299999, Column 2                                     476,357,071
  Page 3, Line 2, Column 3                                              771,595,996
                                                                     --------------

Total                                                                $8,335,735,079
                                                                     ==============

                                   2003
           LIFE AND ACCIDENT AND HEALTH ANNUAL STATEMENT:                AMOUNT
Exhibit 5, Annuities section, net total                              $5,341,097,265
Exhibit 5, Supplementary Contracts with Life Contingencies Section,
  net total                                                              19,507,222

Exhibit of Deposit-Type Contracts, Line 14, Column 1                  1,796,951,544
                                                                     --------------
                                                                      7,157,556,031

Separate Accounts Annual Statement:
  Exhibit 3, Line 0299999, Column 2                                     552,963,203
  Page 3, Line 2, Column 3                                              665,825,568
                                                                     --------------

Total                                                                $8,376,344,802
                                                                     ==============

15.   PREMIUMS DEFERRED AND UNCOLLECTED

      Deferred and uncollected life insurance premiums and annuity considerations at December 31 are as follows:

                                  2004                        2003
                       --------------------------  --------------------------
                                        NET OF                     NET OF
         TYPE             GROSS         LOADING       GROSS        LOADING
Ordinary new business  $ 31,608,593  $  9,974,417  $ 29,377,199  $ 11,139,858
Ordinary renewal        157,687,728   177,868,168    83,772,731    94,786,065
Group life               17,145,855    16,095,576    23,496,808    22,497,174
                       ------------  ------------  ------------  ------------

Total                  $206,442,176  $203,938,161  $136,646,738  $128,423,097
                       ============  ============  ============  ============

16.   SEPARATE ACCOUNTS

      Information regarding the nonguaranteed separate accounts of the Company is as follows:

           FOR THE YEAR ENDED DECEMBER 31,                 2004            2003
Premiums, considerations or deposits                   $  18,119,331   $  37,901,370
                                                       =============   =============

Transfers as reported in the statutory statements of
  operations of the separate accounts annual
  statement:
    Transfers to Separate Accounts                     $  18,119,331   $  37,901,370
    Transfers from Separate Accounts                     129,245,831     151,563,742
                                                       -------------   -------------
    Net transfers                                       (111,126,500)   (113,662,372)
    Reinsurance                                          111,126,419      21,583,640
                                                       -------------   -------------

Net transfers as reported in the statutory statements
  of operations                                        $         (81)  $ (92,078,732)
                                                       =============   =============

             AT DECEMBER 31,
Reserves by valuation basis:
  Market value                           $1,304,898,210  $1,265,500,458
                                         ==============  ==============

Reserves by withdrawal characteristics:
  Market value                           $1,304,898,210  $1,265,500,458
                                         ==============  ==============

17.   EDP EQUIPMENT AND SOFTWARE

      EDP equipment and operating and nonoperating software consisted of the following at December 31:

                                          2004           2003
Electronic data processing equipment  $ 19,355,936   $ 66,764,984
Operating system software                5,002,913      5,002,913
Nonoperating system software             8,133,060     11,222,354
Accumulated depreciation               (32,436,958)   (82,915,029)
                                      ------------   ------------

                                      $     54,951   $     75,222
                                      ============   ============

      Depreciation expense related to EDP equipment and operating and nonoperating software was $20,271, $1,398,655 and $4,919,126 for the years ended December 31, 2004, 2003 and 2002, respectively.

18. RECONCILIATION OF STATUTORY NET INCOME (LOSS) AND SURPLUS TO GAAP NET INCOME AND EQUITY

      As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from GAAP. The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                              2004          2003           2002
Statutory net income (loss)              $(84,058,332)  $ 38,991,367   $(15,705,574)
Future policy benefits and policyholder
  account balances                         53,311,160    (34,135,945)     5,012,144
Deferred policy acquisition costs          34,393,116     28,330,011     32,081,647
Deferred income taxes and other tax
  reclassifications                         6,119,490     42,989,408     11,862,288
Valuation of investments                   58,636,736     31,041,386     (2,157,327)
Earnings of subsidiaries                   (3,288,352)     2,170,475      2,598,297
Cumulative effect of accounting change
  for long-duration contracts             (32,330,475)             -              -
Other                                      (8,787,419)   (23,830,812)    11,043,503
                                         ------------   ------------   ------------

GAAP net income                          $ 23,995,924   $ 85,555,890   $ 44,734,978
                                         ============   ============   ============

                                               2004              2003
Statutory surplus                        $ 1,223,240,133   $ 1,046,966,180
Future policy benefits and policyholder
  account balances                          (300,793,409)     (235,459,319)
Deferred policy acquisition costs            900,237,457       852,854,477
Deferred income taxes                       (375,700,422)     (379,807,678)
Valuation of investments                     420,606,958       491,557,584
Statutory asset valuation reserve             34,853,433        62,611,334
Subsidiary equity                             62,193,926        59,435,799
Statutory interest maintenance reserve        46,129,553        27,008,378
Reinsurance transaction                       (4,440,204)      (70,622,014)
Other                                         (3,766,393)       (6,365,712)
Non-admitted assets                          223,919,663       210,583,259
                                         ---------------   ---------------

GAAP equity                              $ 2,226,480,695   $ 2,058,762,288
                                         ===============   ===============

19.   RECONCILIATION TO ANNUAL STATEMENT

      The Company is required to file an Annual Statement with the Nebraska Department of Insurance. The following is a reconciliation between amounts reflected in the audited statutory financial statements and amounts reflected in the Annual Statement for 2004:

                                           ADMITTED                            CAPITAL AND              NET
                                            ASSETS          LIABILITIES          SURPLUS                LOSS
Per statutory annual statement         $ 12,937,154,529   $ 11,710,879,431   $  1,226,275,098   $    (50,667,449)

Additional other-than-temporary
  impairments of manufactured housing
  asset-backed securities                   (33,390,883)                 -        (33,390,883)       (33,390,883)

Impact of additional other-than-
  temporary impairments on AVR                        -        (18,669,109)        18,669,109                  -

Deferred income taxes related to
  additional other-than-temporary
  impairments                                11,686,809                  -         11,686,809                  -
                                       ----------------   ----------------   ----------------   ----------------

Per accompanying
  financial statements                 $ 12,915,450,455   $ 11,692,210,322   $  1,223,240,133   $    (84,058,332)
                                       ================   ================   ================   ================

      The Company will reflect the above adjustments in its first quarter statement for 2005 to be filed with the Nebraska Department of Insurance.

UNITED OF OMAHA
SEPARATE ACCOUNT C

Financial Statements as of December 31, 2004
and for each of the Periods in the Years Ended December 31, 2004 and 2003 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
United of Omaha Life Insurance Company

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the United of Omaha Separate Account C as of December 31, 2004, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The United of Omaha Separate Account C is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the United of Omaha Separate Account C as of December 31, 2004, and the results of their operations and the changes in their net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
April 26, 2005

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                            STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2004

                                                                                      Fair Value
                                                                 --------------------------------------------------
                                                                                      Contracts in
                                                                   Contracts in          Payout
                                                                    Accumulation     (Annuitization)                        Shares
                                                     Cost        (Deferred) Period       Period         Net Assets       Outstanding
                                                     ----        -----------------       ------         ----------       -----------
ASSETS
INVESTMENTS:

   ALGER:
         American Growth                         $ 25,155,356    $ 20,917,449         $   2,700        $ 20,920,149        595,676
         American Small Capitalization             13,655,802      11,923,857             4,672          11,928,529        588,772

   FEDERATED:
         Prime Money Fund II                       11,354,685      11,354,685                 -          11,354,685     11,354,685
         Fund for U. S. Government Securities II   17,384,444      17,495,340                 -          17,495,340      1,508,219

   FIDELITY:
         VIP Asset Manager                            137,235         136,323                 -             136,323          9,180
         VIP Asset Manager: Growth                 18,685,165      16,023,511             9,329          16,032,840      1,254,527
         VIP Asset Manager: Growth SVC CL 2            68,820          77,558                 -              77,558          6,150
         VIP Contrafund                            31,019,393      33,773,975             3,649          33,777,624      1,268,881
         VIP Contrafund SVC CL 2                      219,568         309,880                 -             309,880         11,760
         VIP Equity Income                         28,982,830      31,341,247             2,441          31,343,688      1,235,463
         VIP Equity Income SVC CL 2                   266,097         342,156                 -             342,156         13,637
         VIP Growth                                   289,880         215,980                 -             215,980          6,747
         VIP Index 500                             40,339,904      39,090,326                 -          39,090,326        283,777
         VIP Index 500 SVC CL 2                     1,540,571       2,013,813                 -           2,013,813         14,731
         VIP Mid Cap                                1,258,330       1,513,904                 -           1,513,904         50,666

   MFS:
         Capital Opportunities Series              21,084,898      19,132,794                 -          19,132,794      1,409,932
         Capital Opportunities Series SC              841,482         994,363                 -             994,363         73,767
         Emerging Growth Series                    27,540,328      17,808,978             2,488          17,811,466      1,016,636
         Emerging Growth Series SC                     65,164          74,551                 -              74,551          4,292
         High Income Series                         7,823,509       8,567,593                 -           8,567,593        826,190
         High Income Series SC                        165,673         189,989                 -             189,989         18,464
         Research Series                           16,148,869      13,215,745             2,397          13,218,142        863,931
         Research Series SC                            24,430          30,445                 -              30,445          1,999
         Strategic Income Series                    5,151,604       5,800,358                 -           5,800,358        515,589
         Strategic Income Series SC                   135,486         143,122                 -             143,122         12,858

   PIONEER:
         Equity Income VCT                          2,256,027       2,627,522                 -           2,627,522        127,056
         Fund VCT                                   1,458,947       1,661,963                 -           1,661,963         81,032
         Growth Shares VCT                            276,703         311,459                 -             311,459         24,200
         Mid Cap Value VCT                         13,748,438      20,295,444                 -          20,295,444        822,677
         Mid Cap Value VCT II                       1,078,913       1,669,856                 -           1,669,856         68,325
         Real Estate Shares VCT                     5,024,335       7,690,844                 -           7,690,844        316,496
         Real Estate Shares VCT II                    257,093         404,629                 -             404,629         16,679
         Small Cap Value VCT                          551,530         659,749                 -             659,749         44,130

   SCUDDER:
         Bond                                          31,285          34,165                 -              34,165          4,792
         Global Discovery                           3,661,295       4,528,440                 -           4,528,440        358,830
         Growth and Income                          5,552,141       5,093,911                 -           5,093,911        550,693
         International                             10,907,811      11,305,213             2,706          11,307,919      1,190,307
         International B                               67,009          96,354                 -              96,354         10,164
         Money Market                                  65,665          65,665                 -              65,665         65,666
         VIT EAFE(R) Equity Index Fund                856,180       1,024,685                 -           1,024,685        107,409
         VIT Small Cap Index Fund                   1,819,379       2,374,914                 -           2,374,914        165,499

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                            STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2004

                                                                                      Fair Value
                                                                 --------------------------------------------------
                                                                                      Contracts in
                                                                    Contracts in         Payout
                                                                    Accumulation     (Annuitization)                        Shares
                                                     Cost        (Deferred) Period       Period         Net Assets       Outstanding
                                                     ----        -----------------       ------         ----------       -----------
ASSETS (CONTINUED)
INVESTMENTS (CONTINUED):
  T. ROWE PRICE
        Equity Income                            $ 41,679,109    $  49,543,994        $  4,985          $ 49,548,979     2,217,949
        International Stock                        26,473,543       25,419,367           3,115            25,422,482     1,891,554
        Limited-Term Bond                          26,711,789       26,721,781               -            26,721,781     5,365,819
        New America Growth                         13,651,836       12,381,810           2,123            12,383,933       636,706
        Personal Strategy Balanced                 19,223,352       22,192,182           7,613            22,199,795     1,249,988

  VAN KAMPEN
        UIF Emerging Markets Equity                 2,116,282        3,278,711               -             3,278,711       296,716
        UIF Core Plus Fixed Income                 28,803,064       29,617,972               -            29,617,972     2,562,108
        UIF Technology                                 49,286           58,533               -                58,533        16,304
                                                 ------------    -------------        --------          ------------
                            Total net assets     $475,660,535    $ 481,547,105        $ 48,218          $481,595,323
                                                 ============    =============        ========          ============


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                        Alger
                                                        --------------------------------------------------------------------
                                                                                                        American
                                                                 American Growth                  Small Capitalization
                                                        --------------------------------     -------------------------------
                                                             2004               2003             2004               2003
                                                        -------------      -------------     -------------      -------------
Income:
        Dividends                                       $           -      $           -     $           -      $           -
Expenses:
        Mortality and expense risk                           (237,829)          (313,838)         (130,191)          (129,954)
        Administrative charges                                (79,257)          (100,849)          (42,955)           (44,619)
                                                        -------------      -------------     -------------      -------------
Net investment income (expense)                              (317,086)          (414,687)         (173,146)          (174,573)
                                                        -------------      -------------     -------------      -------------
Realized gains (losses) on investments
        Realized gains (losses) on sale of fund shares     (4,456,930)       (10,922,246)       (1,525,451)        (5,556,422)
        Realized gain distributions                                 -                  -                 -                  -
                                                        -------------      -------------     -------------      -------------
            Realized gains (losses)                        (4,456,930)       (10,922,246)       (1,525,451)        (5,556,422)
                                                        -------------      -------------     -------------      -------------
Change in unrealized appreciation / depreciation
        during the year                                     5,585,262         20,057,331         3,387,915         10,045,991
                                                        -------------      -------------     -------------      -------------
Increase (decrease) in net assets from
        operations                                            811,246          8,720,398         1,689,318          4,314,996
                                                        -------------      -------------     -------------      -------------
Contract transactions:
        Payments received from contract owners                118,509            347,801            49,434            112,528
        Transfers between subaccounts
            (including fixed accounts), net                (2,227,527)        (7,282,502)         (725,861)          (216,987)
        Transfers for contract benefits and
            terminations                                   (5,383,764)        (5,002,083)       (3,122,891)        (2,514,981)
        Contract maintenance charges                          (33,903)           (54,130)          (16,657)           (20,888)
                                                        -------------      -------------     -------------      -------------
Net increase (decrease) in net assets
        from contract transactions                         (7,526,685)       (11,990,914)       (3,815,975)        (2,640,328)
                                                        -------------      -------------     -------------      -------------
Total increase (decrease) in net assets                    (6,715,439)        (3,270,516)       (2,126,657)         1,674,668
Net assets at beginning of period                          27,635,588         30,906,104        14,055,186         12,380,518
                                                        -------------      -------------     -------------      -------------
Net assets at end of period                             $  20,920,149      $  27,635,588     $  11,928,529      $  14,055,186
                                                        =============      =============     =============      =============

ACCUMULATION UNITS:

        Purchases                                              36,612            122,250            40,951             71,397

        Withdrawals                                          (436,491)          (857,817)         (369,391)          (369,839)
                                                        -------------      -------------     -------------      -------------
Net increase (decrease) in units outstanding                 (399,879)          (735,567)         (328,440)          (298,442)
Units outstanding at beginning of year                      1,457,642          2,193,209         1,264,631          1,563,073
                                                        -------------      -------------     -------------      -------------
Units outstanding at end of year                            1,057,763          1,457,642           936,191          1,264,631
                                                        =============      =============     =============      =============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                       Federated
                                                         ---------------------------------------------------------------------
                                                                                                  Fund for U.S. Government
                                                                Prime Money Fund II                    Securities II
                                                         ---------------------------------    --------------------------------
                                                              2004              2003              2004                2003
                                                         --------------     --------------    -------------      -------------
Income:
        Dividends                                        $     110,571      $     181,715     $     999,892      $   1,094,163

Expenses:
        Mortality and expense risk                            (148,970)          (269,906)         (216,191)          (289,254)
        Administrative charges                                 (49,580)           (77,833)          (66,937)           (86,588)
                                                         -------------      -------------     -------------      -------------
Net investment income (expense)                                (87,979)          (166,024)          716,764            718,321
                                                         -------------      -------------     -------------      -------------
Realized gains (losses) on investments
        Realized gains (losses) on sale of fund shares               -                  -            47,755          1,281,137
        Realized gain distributions                                  -                  -           116,762            141,903
                                                         -------------      -------------     -------------      -------------
            Realized gains (losses)                                  -                  -           164,517          1,423,040
                                                         -------------      -------------     -------------      -------------
Change in unrealized appreciation / depreciation
        during the year                                              -                  -          (383,208)        (1,896,929)
                                                         -------------      -------------     -------------      -------------
Increase (decrease) in net assets from
        operations                                             (87,979)          (166,024)          498,073            244,432
                                                         -------------      -------------     -------------      -------------

Contract transactions:
        Payments received from contract owners                  70,621         12,101,894           112,129            918,861
        Transfers between subaccounts
            (including fixed accounts), net                  2,771,015         (8,610,360)          (40,167)          (227,387)
        Transfers for contract benefits and
            terminations                                    (8,109,103)       (23,931,055)       (6,011,234)        (7,276,851)
        Contract maintenance charges                           (67,846)          (102,273)          (26,324)           (43,444)
                                                         -------------      -------------     -------------      -------------
Net increase (decrease) in net assets
        from contract transactions                          (5,335,313)       (20,541,794)       (5,965,596)        (6,628,821)
                                                         -------------      -------------     -------------      -------------
Total increase (decrease) in net assets                     (5,423,292)       (20,707,818)       (5,467,523)        (6,384,389)
Net assets at beginning of period                           16,777,977         37,485,795        22,962,863         29,347,252
                                                         -------------      -------------     -------------      -------------
Net assets at end of period                              $  11,354,685      $  16,777,977     $  17,495,340      $  22,962,863
                                                         =============      =============     =============      =============
ACCUMULATION UNITS:
        Purchases                                            7,331,655         45,378,687           118,531            441,377
        Withdrawals                                        (11,679,841)       (62,257,373)         (502,190)          (859,717)
                                                         -------------      -------------     -------------      -------------
Net increase (decrease) in units outstanding                (4,348,186)       (16,878,686)         (383,659)          (418,340)
Units outstanding at beginning of year                      13,646,684         30,525,370         1,532,099          1,950,439
                                                         -------------      -------------     -------------      -------------
Units outstanding at end of year                             9,298,498         13,646,684         1,148,440          1,532,099
                                                         =============      =============     =============      =============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                            Fidelity
                                                        ---------------------------------------------------
                                                           VIP Asset Manager      VIP Asset Manager: Growth
                                                        -----------------------   -------------------------
                                                          2004          2003          2004         2003
                                                        ---------   -----------   -----------   -----------
Income:
      Dividends                                         $   4,535   $     5,590   $   456,110   $   668,668
Expenses:
      Mortality and expense risk                           (1,902)       (1,926)     (180,722)     (211,569)
      Administrative charges                                 (374)         (374)      (60,378)      (72,478)
                                                        ---------   -----------   -----------   -----------
Net investment income (expense)                             2,259         3,290       215,010       384,621
                                                        ---------   -----------   -----------   -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares       (5,807)       (3,089)   (1,454,630)   (2,566,010)
      Realized gain distributions                               -             -             -             -
                                                        ---------   -----------   -----------   -----------
         Realized gains (losses)                           (5,807)       (3,089)   (1,454,630)   (2,566,010)
                                                        ---------   -----------   -----------   -----------
Change in unrealized appreciation / depreciation
      during the year                                       9,291        23,039     1,951,238     6,236,215
                                                        ---------   -----------   -----------   -----------
Increase (decrease) in net assets from
      operations                                            5,743        23,240       711,618     4,054,826
                                                        ---------   -----------   -----------   -----------

Contract transactions:
      Payments received from contract owners                    -             -       102,560       120,018
      Transfers between subaccounts
         (including fixed accounts), net                    4,474             -      (399,087)     (706,570)
      Transfers for contract benefits and
         terminations                                     (37,998)       (7,877)   (5,083,631)   (4,959,959)
      Contract maintenance charges                              -            (5)      (19,305)      (37,924)
                                                        ---------   -----------   -----------   -----------
Net increase (decrease) in net assets
      from contract transactions                          (33,524)       (7,882)   (5,399,463)   (5,584,435)
                                                        ---------   -----------   -----------   -----------
Total increase (decrease) in net assets                   (27,781)       15,358    (4,687,845)   (1,529,609)
Net assets at beginning of period                         164,104       148,746    20,720,685    22,250,294
                                                        ---------   -----------   -----------   -----------
Net assets at end of period                             $ 136,323   $   164,104   $16,032,840   $20,720,685
                                                        =========   ===========   ===========   ===========

ACCUMULATION UNITS:
      Purchases                                               248             -        30,642         9,943
      Withdrawals                                          (2,133)         (510)     (345,538)     (378,659)
                                                        ---------   -----------   -----------   -----------
Net increase (decrease) in units outstanding               (1,885)         (510)     (314,896)     (368,716)

Units outstanding at beginning of year                      9,371         9,881     1,197,977     1,566,693
                                                        ---------   -----------   -----------   -----------
Units outstanding at end of year                            7,486         9,371       883,081     1,197,977
                                                        =========   ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                       Fidelity (continued)
                                                        ---------------------------------------------------
                                                        VIP Asset Manager:Growth
                                                               SVC CL 2                VIP Contrafund
                                                        -----------------------   -------------------------
                                                          2004          2003          2004         2003
                                                        ---------   -----------   -----------   -----------
Income:
      Dividends                                         $   1,644   $       420   $   128,278   $   186,031
Expenses:
      Mortality and expense risk                             (914)         (565)     (357,088)     (373,549)
      Administrative charges                                 (233)          (18)     (111,950)     (123,496)
                                                        ---------   -----------   -----------   -----------
Net investment income (expense)                               497          (163)     (340,760)     (311,014)
                                                        ---------   -----------   -----------   -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares          826          (676)      414,992      (329,117)
      Realized gain distributions                               -             -             -             -
                                                        ---------   -----------   -----------   -----------
         Realized gains (losses)                              826          (676)      414,992      (329,117)
                                                        ---------   -----------   -----------   -----------
Change in unrealized appreciation / depreciation
      during the year                                       2,212         8,663     4,373,266     9,285,685
                                                        ---------   -----------   -----------   -----------
Increase (decrease) in net assets from
      operations                                            3,535         7,824     4,447,498     8,645,554
                                                        ---------   -----------   -----------   -----------

Contract transactions:
      Payments received from contract owners                1,912        35,978       117,980       270,964
      Transfers between subaccounts
         (including fixed accounts), net                        -        18,574      (307,453)     (884,989)
      Transfers for contract benefits and
         terminations                                      (4,343)       (1,012)   (8,797,547)   (8,071,325)
      Contract maintenance charges                              -             -       (44,596)      (50,232)
                                                        ---------   -----------   -----------   -----------
Net increase (decrease) in net assets
      from contract transactions                           (2,431)       53,540    (9,031,616)   (8,735,582)
                                                        ---------   -----------   -----------   -----------
Total increase (decrease) in net assets                     1,104        61,364    (4,584,118)      (90,028)
Net assets at beginning of period                          76,454        15,090    38,361,742    38,451,770
                                                        ---------   -----------   -----------   -----------
Net assets at end of period                             $  77,558   $    76,454   $33,777,624   $38,361,742
                                                        =========   ===========   ===========   ===========

ACCUMULATION UNITS:
      Purchases                                               280         6,166        55,844        39,474
      Withdrawals                                            (471)          (83)     (416,480)     (478,335)
                                                        ---------   -----------   -----------   -----------
Net increase (decrease) in units outstanding                 (191)        6,083      (360,636)     (438,861)

Units outstanding at beginning of year                      7,946         1,863     1,603,952     2,042,813
                                                        ---------   -----------   -----------   -----------
Units outstanding at end of year                            7,755         7,946     1,243,316     1,603,952
                                                        =========   ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                       Fidelity (continued)
                                                        ----------------------------------------------------

                                                        VIP Contrafund SVC CL 2       VIP Equity Income
                                                        -----------------------   -------------------------
                                                          2004         2003          2004           2003
                                                        ---------   -----------   -----------   -----------
Income:
      Dividends                                         $     719   $       295   $   563,477   $   698,711
Expenses:
      Mortality and expense risk                           (4,538)       (3,911)     (340,381)     (359,583)
      Administrative charges                               (1,162)         (246)     (107,205)     (117,119)
                                                        ---------   -----------   -----------   -----------
Net investment income (expense)                            (4,981)       (3,862)      115,891       222,009
                                                        ---------   -----------   -----------   -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares       14,890            94       (84,559)   (2,568,432)
      Realized gain distributions                               -             -       134,608             -
                                                        ---------   -----------   -----------   -----------
         Realized gains (losses)                           14,890            94        50,049    (2,568,432)
                                                        ---------   -----------   -----------   -----------
Change in unrealized appreciation / depreciation
      during the year                                      25,940        68,631     2,871,451    11,168,690
                                                        ---------   -----------   -----------   -----------
Increase (decrease) in net assets from
      operations                                           35,849        64,863     3,037,391     8,822,267
                                                        ---------   -----------   -----------   -----------

Contract transactions:
      Payments received from contract owners                  276       105,811       121,150       108,285
      Transfers between subaccounts
         (including fixed accounts), net                   (6,495)      117,258      (820,294)   (1,067,122)
      Transfers for contract benefits and
         terminations                                     (64,513)       (9,351)   (8,133,994)   (8,003,805)
      Contract maintenance charges                         (2,408)         (549)      (44,300)      (55,923)
                                                        ---------   -----------   -----------   -----------
Net increase (decrease) in net assets
      from contract transactions                          (73,140)      213,169    (8,877,438)   (9,018,565)
                                                        ---------   -----------   -----------   -----------
Total increase (decrease) in net assets                   (37,291)      278,032    (5,840,047)     (196,298)
Net assets at beginning of period                         347,171        69,139    37,183,735    37,380,033
                                                        ---------   -----------   -----------   -----------
Net assets at end of period                             $ 309,880   $   347,171   $31,343,688   $37,183,735
                                                        =========   ===========   ===========   ===========

ACCUMULATION UNITS:
      Purchases                                               622        25,443        36,444        14,208
      Withdrawals                                          (7,084)       (1,250)     (473,475)     (569,529)
                                                        ---------   -----------   -----------   -----------
Net increase (decrease) in units outstanding               (6,462)       24,193      (437,031)     (555,321)

Units outstanding at beginning of year                     32,389         8,196     1,872,380     2,427,701
                                                        ---------   -----------   -----------   -----------
Units outstanding at end of year                           25,927        32,389     1,435,349     1,872,380
                                                        =========   ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                         Fidelity (continued)
                                                      ----------------------------------------------------
                                                      VIP Equity Income SVC CL 2          VIP Growth
                                                      --------------------------    ----------------------
                                                          2004          2003          2004         2003
                                                      -----------     ---------     ---------    ---------
Income:
      Dividends                                         $   4,802     $   2,555     $     597    $     627
Expenses:
      Mortality and expense risk                           (4,593)       (3,511)       (2,786)      (2,551)
      Administrative charges                               (1,196)         (193)         (559)        (547)
                                                        ---------     ---------     ---------    ---------
Net investment income (expense)                              (987)       (1,149)       (2,748)      (2,471)
                                                        ---------     ---------     ---------    ---------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares        4,234        (7,448)      (11,840)    (105,780)
      Realized gain distributions                           1,252             -             -            -
                                                        ---------     ---------     ---------    ---------
         Realized gains (losses)                            5,486        (7,448)      (11,840)    (105,780)
                                                        ---------     ---------     ---------    ---------
Change in unrealized appreciation / depreciation
      during the year                                      25,181        69,389        18,169      159,267
                                                        ---------     ---------     ---------    ---------
Increase (decrease) in net assets from
      operations                                           29,680        60,792         3,581       51,016
                                                        ---------     ---------     ---------    ---------
Contract transactions:
      Payments received from contract owners                4,361        98,485             -            -
      Transfers between subaccounts
         (including fixed accounts), net                   (8,598)       26,615             -      (16,649)
      Transfers for contract benefits and
         terminations                                     (15,160)       (1,762)      (20,079)     (42,346)
      Contract maintenance charges                              -             -           (16)         (76)
                                                        ---------     ---------     ---------    ---------
Net increase (decrease) in net assets
      from contract transactions                          (19,397)      123,338       (20,095)     (59,071)
                                                        ---------     ---------     ---------    ---------
Total increase (decrease) in net assets                    10,283       184,130       (16,514)      (8,055)
Net assets at beginning of period                         331,873       147,743       232,494      240,549
                                                        ---------     ---------     ---------    ---------
Net assets at end of period                             $ 342,156     $ 331,873     $ 215,980    $ 232,494
                                                        =========     =========     =========    =========
ACCUMULATION UNITS:
      Purchases                                             1,116        17,693             -          761
      Withdrawals                                          (2,722)       (3,237)         (897)      (4,359)
                                                        ---------     ---------     ---------    ---------
Net increase (decrease) in units outstanding               (1,606)       14,456          (897)      (3,598)
Units outstanding at beginning of year                     33,877        19,421        10,125       13,723
                                                        ---------     ---------     ---------    ---------
Units outstanding at end of year                           32,271        33,877         9,228       10,125
                                                        =========     =========     =========    =========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                Fidelity (continued)
                                                        ---------------------------------------------------------------
                                                                VIP Index 500                 VIP Index 500 SVC CL 2
                                                        -----------------------------     -----------------------------
                                                            2004              2003           2004              2003
                                                        ------------     ------------     ------------     ------------
Income:
      Dividends                                         $    565,692     $    637,498     $     25,134     $     15,360
Expenses:
      Mortality and expense risk                            (425,377)        (428,892)         (27,271)         (26,586)
      Administrative charges                                (121,669)        (126,631)          (7,494)            (891)
                                                        ------------     ------------     ------------     ------------
Net investment income (expense)                               18,646           81,975           (9,631)         (12,117)
                                                        ------------     ------------     ------------     ------------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares      (1,041,119)      (1,650,742)          39,662          (24,471)
      Realized gain distributions                                  -                -                -                -
                                                        ------------     ------------     ------------     ------------
         Realized gains (losses)                          (1,041,119)      (1,650,742)          39,662          (24,471)
                                                        ------------     ------------     ------------     ------------
Change in unrealized appreciation / depreciation
      during the year                                      4,452,752       11,352,377          119,212          449,857
                                                        ------------     ------------     ------------     ------------
Increase (decrease) in net assets from
      operations                                           3,430,279        9,783,610          149,243          413,269
                                                        ------------     ------------     ------------     ------------
Contract transactions:
      Payments received from contract owners                 245,477          433,676           33,881          354,465
      Transfers between subaccounts
         (including fixed accounts), net                  (1,414,983)         (23,012)         (74,738)         506,132
      Transfers for contract benefits and
         terminations                                     (7,243,043)      (6,226,401)        (233,234)        (102,832)
      Contract maintenance charges                           (75,285)         (93,170)          (6,983)            (702)
                                                        ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
      from contract transactions                          (8,487,834)      (5,908,907)        (281,074)         757,063
                                                        ------------     ------------     ------------     ------------
Total increase (decrease) in net assets                   (5,057,555)       3,874,703         (131,831)       1,170,332
Net assets at beginning of period                         44,147,881       40,273,178        2,145,644          975,312
                                                        ------------     ------------     ------------     ------------
Net assets at end of period                             $ 39,090,326     $ 44,147,881     $  2,013,813     $  2,145,644
                                                        ============     ============     ============     ============

ACCUMULATION UNITS:
      Purchases                                               53,809          128,443           13,506          121,756
      Withdrawals                                           (675,490)        (644,575)         (42,985)         (18,658)
                                                        ------------     ------------     ------------     ------------
Net increase (decrease) in units outstanding                (621,681)        (516,132)         (29,479)         103,098
Units outstanding at beginning of year                     3,312,691        3,828,823          242,414          139,316
                                                        ------------     ------------     ------------     ------------
Units outstanding at end of year                           2,691,010        3,312,691          212,935          242,414
                                                        ============     ============     ============     ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                             Fidelity (continued)                      MFS
                                                        -----------------------------     ----------------------------
                                                                 VIP Mid Cap              Capital Opportunities Series
                                                        -----------------------------     -----------------------------
                                                           2004              2003             2004            2003
                                                        ------------     ------------     ------------     ------------
Income:
      Dividends                                         $          -     $          -     $     73,090     $     30,186

Expenses:
      Mortality and expense risk                             (10,443)          (2,218)        (202,667)        (158,082)
      Administrative charges                                  (2,832)            (462)         (57,018)         (46,714)
                                                        ------------     ------------     ------------     ------------
Net investment income (expense)                              (13,275)          (2,680)        (186,595)        (174,610)
                                                        ------------     ------------     ------------     ------------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares          64,220           28,658       (1,499,490)      (3,897,071)
      Realized gain distributions                                  -                -                -                -
                                                        ------------     ------------     ------------     ------------
         Realized gains (losses)                              64,220           28,658       (1,499,490)      (3,897,071)
                                                        ------------     ------------     ------------     ------------
Change in unrealized appreciation / depreciation
      during the year                                        193,657           61,917        3,661,140        7,500,782
                                                        ------------     ------------     ------------     ------------
Increase (decrease) in net assets from
      operations                                             244,602           87,895        1,975,055        3,429,101
                                                        ------------     ------------     ------------     ------------

Contract transactions:
      Payments received from contract owners                   3,686           32,435          132,090          202,988
      Transfers between subaccounts
         (including fixed accounts), net                   1,096,133          595,049          696,440        5,434,882
      Transfers for contract benefits and
         terminations                                       (489,630)         (50,569)      (3,865,956)      (2,771,787)
      Contract maintenance charges                            (4,713)            (984)         (43,733)         (36,502)
                                                        ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
      from contract transactions                             605,476          575,931       (3,081,159)       2,829,581
                                                        ------------     ------------     ------------     ------------
Total increase (decrease) in net assets                      850,078          663,826       (1,106,104)       6,258,682
Net assets at beginning of period                            663,826                -       20,238,898       13,980,216
                                                        ------------     ------------     ------------     ------------
Net assets at end of period                             $  1,513,904     $    663,826     $ 19,132,794     $ 20,238,898
                                                        ============     ============     ============     ============

ACCUMULATION UNITS:
      Purchases                                               95,360           64,648           95,018          462,273
      Withdrawals                                            (55,091)         (17,408)        (309,678)        (263,368)
                                                        ------------     ------------     ------------     ------------
Net increase (decrease) in units outstanding                  40,269           47,240         (214,660)         198,905
Units outstanding at beginning of year                        47,240                -        1,476,949        1,278,044
                                                        ------------     ------------     ------------     ------------
Units outstanding at end of year                              87,509           47,240        1,262,289        1,476,949
                                                        ============     ============     ============     ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                               MFS (continued)
                                                        --------------------------------------------------------------
                                                        Capital Opportunities Series SC        Emerging Growth Series
                                                        -------------------------------      -------------------------
                                                          2004                2003              2004          2003
                                                        ---------         -------------      -----------   -----------
Income:
      Dividends                                         $   1,897         $           -      $         -   $         -
Expenses:
      Mortality and expense risk                          (13,272)               (5,681)        (189,476)     (212,071)
      Administrative charges                               (3,687)                 (291)         (65,943)      (77,225)
                                                        ---------         -------------      -----------   -----------
Net investment income (expense)                           (15,062)               (5,972)        (255,419)     (289,296)
                                                        ---------         -------------      -----------   -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares       29,815               (19,900)      (2,448,930)   (2,408,467)
      Realized gain distributions                               -                     -                -             -
                                                        ---------         -------------      -----------   -----------
         Realized gains (losses)                           29,815               (19,900)      (2,448,930)   (2,408,467)
                                                        ---------         -------------      -----------   -----------
Change in unrealized appreciation / depreciation
      during the year                                      69,879                99,137        4,642,607     7,921,908
                                                        ---------         -------------      -----------   -----------
Increase (decrease) in net assets from
      operations                                           84,632                73,265        1,938,258     5,224,145
                                                        ---------         -------------      -----------   -----------

Contract transactions:
      Payments received from contract owners               11,624               102,601           69,258       128,604
      Transfers between subaccounts
         (including fixed accounts), net                  104,960               620,467         (758,779)   (1,121,638)
      Transfers for contract benefits and
         terminations                                    (106,088)              (14,409)      (4,339,548)   (4,190,961)
      Contract maintenance charges                         (2,440)                  (65)         (20,587)      (29,352)
                                                        ---------         -------------      -----------   -----------
Net increase (decrease) in net assets
      from contract transactions                            8,056               708,594       (5,049,656)   (5,213,347)
                                                     ------------         -------------      -------------------------
Total increase (decrease) in net assets                    92,688               781,859       (3,111,398)       10,798
Net assets at beginning of period                         901,675               119,816       20,922,864    20,912,066
                                                        ---------         -------------      -----------   -----------
Net assets at end of period                             $ 994,363         $     901,675      $17,811,466   $20,922,864
                                                        =========         =============      ===========   ===========

ACCUMULATION UNITS:
      Purchases                                            28,702               119,820           21,096        25,782
      Withdrawals                                         (26,532)              (15,729)        (328,156)     (397,989)
                                                        ---------         -------------      -----------   -----------
Net increase (decrease) in units outstanding                2,170               104,091         (307,060)     (372,207)
Units outstanding at beginning of year                    124,866                20,775        1,293,464     1,665,671
                                                        ---------         -------------      -----------   -----------
Units outstanding at end of year                          127,036               124,866          986,404     1,293,464
                                                        =========         =============      ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                      MFS (continued)
                                                      ----------------------------------------------------
                                                      Emerging Growth Series SC      High Income Series
                                                      -------------------------   ------------------------
                                                         2004            2003          2004         2003
                                                      -----------      --------   -----------  -----------
Income:
      Dividends                                       $         -      $      -   $   424,668  $   591,743
Expenses:
      Mortality and expense risk                             (981)       (1,070)      (93,000)    (124,000)
      Administrative charges                                 (268)          (91)      (25,044)     (34,693)
                                                      -----------      --------   -----------  -----------
Net investment income (expense)                            (1,249)       (1,161)      306,624      433,050
                                                      -----------      --------   -----------  -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares          553          (973)      485,662      524,231
      Realized gain distributions                               -             -             -            -
                                                      -----------      --------   -----------  -----------
         Realized gains (losses)                              553          (973)      485,662      524,231
                                                      -----------      --------   -----------  -----------
Change in unrealized appreciation / depreciation
      during the year                                       8,668        18,707      (131,359)     906,216
                                                      -----------      --------   -----------  -----------
Increase (decrease) in net assets from
      operations                                            7,972        16,573       660,927    1,863,497
                                                      -----------      --------   -----------  -----------

Contract transactions:
      Payments received from contract owners                    -           686        47,527      417,788
      Transfers between subaccounts
         (including fixed accounts), net                   (7,479)            -      (384,298)   2,713,651
      Transfers for contract benefits and
         terminations                                      (3,949)         (408)   (2,694,137)  (5,849,144)
      Contract maintenance charges                              -             -       (12,237)     (31,755)
                                                      -----------      --------   -----------  -----------
Net increase (decrease) in net assets
      from contract transactions                          (11,428)          278    (3,043,145)  (2,749,460)
                                                      -----------      --------   -----------  -----------
Total increase (decrease) in net assets                    (3,456)       16,851    (2,382,218)    (885,963)
Net assets at beginning of period                          78,007        61,156    10,949,811   11,835,774
                                                      -----------      --------   -----------  -----------
Net assets at end of period                           $    74,551      $ 78,007   $ 8,567,593  $10,949,811
                                                      ===========      ========   ===========  ===========
ACCUMULATION UNITS:
      Purchases                                               152           151       274,435      994,040
      Withdrawals                                          (1,677)         (116)     (484,305)  (1,183,212)
                                                      -----------      --------   -----------  -----------
Net increase (decrease) in units outstanding               (1,525)           35      (209,870)    (189,172)
Units outstanding at beginning of year                     11,197        11,162       757,423      946,595
                                                      -----------      --------   -----------  -----------
Units outstanding at end of year                            9,672        11,197       547,553      757,423
                                                      ===========      ========   ===========  ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                      MFS (continued)
                                                      ----------------------------------------------------
                                                       High Income Series SC          Research Series
                                                      -------------------------   ------------------------
                                                         2004            2003        2004         2003
                                                      -----------      --------   -----------  -----------
Income:
      Dividends                                       $     8,173      $  5,436   $   154,544  $   110,813
Expenses:
      Mortality and expense risk                           (2,513)       (2,325)     (141,898)    (160,067)
      Administrative charges                                 (670)         (162)      (49,601)     (57,790)
                                                      -----------      --------   -----------  -----------
Net investment income (expense)                             4,990         2,949       (36,955)    (107,044)
                                                      -----------      --------   -----------  -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares        2,351          (655)   (1,517,381)  (2,513,847)
      Realized gain distributions                               -             -             -            -
                                                      -----------      --------   -----------  -----------
         Realized gains (losses)                            2,351          (655)   (1,517,381)  (2,513,847)
                                                      -----------      --------   -----------  -----------
Change in unrealized appreciation / depreciation
      during the year                                       6,013        18,271     3,352,733    5,839,419
                                                      -----------      --------   -----------  -----------
Increase (decrease) in net assets from
      operations                                           13,354        20,565     1,798,397    3,218,528
                                                      -----------      --------   -----------  -----------
Contract transactions:
      Payments received from contract owners                2,999        22,638        50,752      187,368
      Transfers between subaccounts
         (including fixed accounts), net                     (684)       32,482      (529,389)    (925,207)
      Transfers for contract benefits and
         terminations                                      (8,349)       (7,376)   (3,833,534)  (3,748,644)
      Contract maintenance charges                            (21)            -       (13,713)     (23,560)
                                                      -----------      --------   -----------  -----------
Net increase (decrease) in net assets
      from contract transactions                           (6,055)       47,744    (4,325,884)  (4,510,043)
                                                      -----------      --------   -----------  -----------
Total increase (decrease) in net assets                     7,299        68,309    (2,527,487)  (1,291,515)
Net assets at beginning of period                         182,690       114,381    15,745,629   17,037,144
                                                      -----------      --------   -----------  -----------
Net assets at end of period                           $   189,989      $182,690   $13,218,142  $15,745,629
                                                      ===========      ========   ===========  ===========

ACCUMULATION UNITS:
      Purchases                                               575         7,344        10,719       14,366
      Withdrawals                                            (851)       (2,934)     (280,183)    (351,139)
                                                      -----------      --------   -----------  -----------
Net increase (decrease) in units outstanding                 (276)        4,410      (269,464)    (336,773)
Units outstanding at beginning of year                     16,108        11,698     1,011,166    1,347,939
                                                      -----------      --------   -----------  -----------
Units outstanding at end of year                           15,832        16,108       741,702    1,011,166
                                                      ===========      ========   ===========  ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                      MFS (continued)
                                                      ----------------------------------------------------
                                                         Research Series SC       Strategic Income Series
                                                      -------------------------   ------------------------
                                                         2004            2003         2004         2003
                                                      -----------      --------   -----------  -----------
Income:
      Dividends                                       $       257      $     74   $   345,926  $   439,171
Expenses:
      Mortality and expense risk                             (419)         (357)      (64,906)     (80,427)
      Administrative charges                                 (101)          (16)      (19,462)     (25,196)
                                                      -----------      --------   -----------  -----------
Net investment income (expense)                              (263)         (299)      261,558      333,548
                                                      -----------      --------   -----------  -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares          962          (538)      154,784       67,614
      Realized gain distributions                               -             -             -            -
                                                      -----------      --------   -----------  -----------
         Realized gains (losses)                              962          (538)      154,784       67,614
                                                      -----------      --------   -----------  -----------
Change in unrealized appreciation / depreciation
      during the year                                       3,618         4,777       (45,385)     280,521
                                                      -----------      --------   -----------  -----------
Increase (decrease) in net assets from
      operations                                            4,317         3,940       370,957      681,683
                                                      -----------      --------   -----------  -----------

Contract transactions:
      Payments received from contract owners                2,080         2,600        19,497       71,495
      Transfers between subaccounts
         (including fixed accounts), net                     (834)        4,778        49,532      (43,918)
      Transfers for contract benefits and
         terminations                                      (3,436)            -    (1,787,648)  (2,385,316)
      Contract maintenance charges                              -             -        (9,330)     (13,087)
                                                      -----------      --------   -----------  -----------
Net increase (decrease) in net assets
      from contract transactions                           (2,190)        7,378    (1,727,949)  (2,370,826)
                                                      -----------      --------   -----------  -----------
Total increase (decrease) in net assets                     2,127        11,318    (1,356,992)  (1,689,143)
Net assets at beginning of period                          28,318        17,000     7,157,350    8,846,493
                                                      -----------      --------   -----------  -----------
Net assets at end of period                           $    30,445      $ 28,318   $ 5,800,358  $ 7,157,350
                                                      ===========      ========   ===========  ===========

ACCUMULATION UNITS:
      Purchases                                               324         1,098        21,400       48,925
      Withdrawals                                            (528)          (68)     (150,474)    (237,414)
                                                      -----------      --------   -----------  -----------
Net increase (decrease) in units outstanding                 (204)        1,030      (129,074)    (188,489)
Units outstanding at beginning of year                      3,629         2,599       541,764      730,253
                                                      -----------      --------   -----------  -----------
Units outstanding at end of year                            3,425         3,629       412,690      541,764
                                                      ===========      ========   ===========  ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                     MFS (continued)              Pioneer
                                                     --------------------------   ------------------------
                                                     Strategic Income Series SC      Equity Income VCT
                                                     --------------------------   ------------------------
                                                         2004            2003        2004         2003
                                                     ------------      --------   -----------  -----------
Income:
      Dividends                                      $      7,044      $  7,045   $    55,067  $    58,096
Expenses:
      Mortality and expense risk                           (2,058)       (2,765)      (29,008)     (30,806)
      Administrative charges                                 (501)         (121)       (7,157)      (7,575)
                                                     ------------      --------   -----------  -----------
Net investment income (expense)                             4,485         4,159        18,902       19,715
                                                     ------------      --------   -----------  -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares        1,068         6,541        17,021     (397,840)
      Realized gain distributions                               -             -             -            -
                                                     ------------      --------   -----------  -----------
         Realized gains (losses)                            1,068         6,541        17,021     (397,840)
                                                     ------------      --------   -----------  -----------
Change in unrealized appreciation / depreciation
      during the year                                       2,365         1,227       321,242      890,243
                                                     ------------      --------   -----------  -----------
Increase (decrease) in net assets from
      operations                                            7,918        11,927       357,165      512,118
                                                     ------------      --------   -----------  -----------

Contract transactions:
      Payments received from contract owners                4,171        50,829        10,467      113,160
      Transfers between subaccounts
         (including fixed accounts), net                  (16,431)        5,073       (69,053)    (644,690)
      Transfers for contract benefits and
         terminations                                      (5,526)       (1,919)     (731,115)    (375,755)
      Contract maintenance charges                              -             -        (7,089)      (5,717)
                                                     ------------      --------   -----------  -----------
Net increase (decrease) in net assets
      from contract transactions                          (17,786)       53,983      (796,790)    (913,002)
                                                     ------------      --------   -----------  -----------
Total increase (decrease) in net assets                    (9,868)       65,910      (439,625)    (400,884)
Net assets at beginning of period                         152,990        87,080     3,067,147    3,468,031
                                                     ------------      --------   -----------  -----------
Net assets at end of period                          $    143,122      $152,990   $ 2,627,522  $ 3,067,147
                                                     ============      ========   ===========  ===========

ACCUMULATION UNITS:
      Purchases                                               680        13,635        20,081       35,509
      Withdrawals                                          (1,991)       (8,748)      (93,393)    (140,738)
                                                     ------------      --------   -----------  -----------
Net increase (decrease) in units outstanding               (1,311)        4,887       (73,312)    (105,229)
Units outstanding at beginning of year                     12,780         7,893       292,585      397,814
                                                     ------------      --------   -----------  -----------
Units outstanding at end of year                           11,469        12,780       219,273      292,585
                                                     ============      ========   ===========  ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                      Pioneer (continued)
                                                      ----------------------------------------------------
                                                              Fund VCT                Growth Shares VCT
                                                      -------------------------   ------------------------
                                                         2004          2003          2004         2003
                                                      -----------   -----------   -----------  -----------
Income:
      Dividends                                       $    16,405   $    19,399   $         -  $         -
Expenses:
      Mortality and expense risk                          (20,128)      (24,480)       (3,804)      (3,012)
      Administrative charges                               (5,660)       (6,451)       (1,081)        (903)
                                                      -----------   -----------   -----------  -----------
Net investment income (expense)                            (9,383)      (11,532)       (4,885)      (3,915)
                                                      -----------   -----------   -----------  -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares       (3,598)     (520,183)       19,757      (35,838)
      Realized gain distributions                               -             -             -            -
                                                      -----------   -----------   -----------  -----------
         Realized gains (losses)                           (3,598)     (520,183)       19,757      (35,838)
                                                      -----------   -----------   -----------  -----------
Change in unrealized appreciation / depreciation
      during the year                                     160,519       946,933           677       95,675
                                                      -----------   -----------   -----------  -----------
Increase (decrease) in net assets from
      operations                                          147,538       415,218        15,549       55,922
                                                      -----------   -----------   -----------  -----------

Contract transactions:
      Payments received from contract owners                8,280        27,533           209       22,682
      Transfers between subaccounts
         (including fixed accounts), net                  (70,042)     (242,969)       18,082      139,119
      Transfers for contract benefits and
         terminations                                    (513,614)     (837,507)      (97,628)     (50,560)
      Contract maintenance charges                         (9,939)       (9,999)         (507)        (137)
                                                      -----------   -----------   -----------  -----------
Net increase (decrease) in net assets
      from contract transactions                         (585,315)   (1,062,942)      (79,844)     111,104
                                                      -----------   -----------   -----------  -----------
Total increase (decrease) in net assets                  (437,777)     (647,724)      (64,295)     167,026
Net assets at beginning of period                       2,099,740     2,747,464       375,754      208,728
                                                      -----------   -----------   -----------  -----------
Net assets at end of period                           $ 1,661,963   $ 2,099,740   $   311,459  $   375,754
                                                      ===========   ===========   ===========  ===========

ACCUMULATION UNITS:
      Purchases                                             9,548        37,196        27,272       70,173
      Withdrawals                                         (79,132)     (187,220)      (40,790)     (49,795)
                                                      -----------   -----------   -----------  -----------
Net increase (decrease) in units outstanding              (69,584)     (150,024)      (13,518)      20,378
Units outstanding at beginning of year                    251,666       401,690        63,828       43,450
                                                      -----------   -----------   -----------  -----------
Units outstanding at end of year                          182,082       251,666        50,310       63,828
                                                      ===========   ===========   ===========  ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                      Pioneer (continued)
                                                      ----------------------------------------------------
                                                         Mid Cap Value VCT         Mid Cap Value VCT II
                                                      -------------------------   ------------------------
                                                         2004          2003          2004         2003
                                                      -----------   -----------   -----------  -----------
Income:
      Dividends                                       $    74,047   $    66,268   $     4,487  $     3,221
Expenses:
      Mortality and expense risk                         (208,017)     (198,089)      (20,803)     (17,516)
      Administrative charges                              (58,872)      (57,541)       (6,004)        (541)
                                                      -----------   -----------   -----------  -----------
Net investment income (expense)                          (192,842)     (189,362)      (22,320)     (14,836)
                                                      -----------   -----------   -----------  -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares    1,160,157       415,167        98,273      (12,951)
      Realized gain distributions                         193,911             -        15,720            -
                                                      -----------   -----------   -----------  -----------
         Realized gains (losses)                        1,354,068       415,167       113,993      (12,951)
                                                      -----------   -----------   -----------  -----------
Change in unrealized appreciation / depreciation
      during the year                                   2,605,499     5,840,099       187,798      450,385
                                                      -----------   -----------   -----------  -----------
Increase (decrease) in net assets from
      operations                                        3,766,725     6,065,904       279,471      422,598
                                                      -----------   -----------   -----------  -----------

Contract transactions:
      Payments received from contract owners              109,163       227,413        26,325      220,211
      Transfers between subaccounts
         (including fixed accounts), net                 (419,622)    1,079,341      (160,277)     371,833
      Transfers for contract benefits and
         terminations                                  (4,521,958)   (3,524,193)     (195,166)     (85,332)
      Contract maintenance charges                        (43,922)      (43,581)       (4,388)        (784)
                                                      -----------   -----------   -----------  -----------
Net increase (decrease) in net assets
      from contract transactions                       (4,876,339)   (2,261,020)     (333,506)     505,928
                                                      -----------   -----------   -----------  -----------
Total increase (decrease) in net assets                (1,109,614)    3,804,884       (54,035)     928,526
Net assets at beginning of period                      21,405,058    17,600,174     1,723,891      795,365
                                                      -----------   -----------   -----------  -----------
Net assets at end of period                           $20,295,444   $21,405,058   $ 1,669,856  $ 1,723,891
                                                      ===========   ===========   ===========  ===========

ACCUMULATION UNITS:
      Purchases                                            57,379       149,801         7,007       77,078
      Withdrawals                                        (311,948)     (287,520)      (33,543)     (21,015)
                                                      -----------   -----------   -----------  -----------
Net increase (decrease) in units outstanding             (254,569)     (137,719)      (26,536)      56,063
Units outstanding at beginning of year                  1,201,248     1,338,967       149,172       93,109
                                                      -----------   -----------   -----------  -----------
Units outstanding at end of year                          946,679     1,201,248       122,636      149,172
                                                      ===========   ===========   ===========  ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                      Pioneer (continued)
                                                      ----------------------------------------------------
                                                       Real Estate Shares VCT    Real Estate Shares VCT II
                                                      -------------------------  -------------------------
                                                         2004          2003          2004         2003
                                                      -----------   -----------  ------------  -----------
Income:
      Dividends                                       $   252,893   $   318,817  $     12,438  $    12,757
Expenses:
      Mortality and expense risk                          (69,214)      (68,269)       (4,649)      (4,332)
      Administrative charges                              (19,389)      (20,035)       (1,264)        (147)
                                                      -----------   -----------  ------------  -----------
Net investment income (expense)                           164,290       230,513         6,525        8,278
                                                      -----------   -----------  ------------  -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares      569,604       324,517         6,761           (3)
      Realized gain distributions                               -             -             -            -
                                                      -----------   -----------  ------------  -----------
         Realized gains (losses)                          569,604       324,517         6,761           (3)
                                                      -----------   -----------  ------------  -----------
Change in unrealized appreciation / depreciation
      during the year                                   1,298,527     1,322,067        85,519       70,811
                                                      -----------   -----------  ------------  -----------
Increase (decrease) in net assets from
      operations                                        2,032,421     1,877,097        98,805       79,086
                                                      -----------   -----------  ------------  -----------
Contract transactions:
      Payments received from contract owners               69,737        69,667         4,924       36,972
      Transfers between subaccounts
         (including fixed accounts), net                  662,545    (1,277,072)       (7,709)     (11,705)
      Transfers for contract benefits and
         terminations                                  (1,833,265)   (1,512,490)      (14,655)      (7,576)
      Contract maintenance charges                        (16,155)      (10,168)         (191)        (244)
                                                      -----------   -----------  ------------  -----------
Net increase (decrease) in net assets
      from contract transactions                       (1,117,138)   (2,730,063)      (17,631)      17,447
                                                      -----------   -----------  ------------  -----------
Total increase (decrease) in net assets                   915,283      (852,966)       81,174       96,533
Net assets at beginning of period                       6,775,561     7,628,527       323,455      226,922
                                                      -----------   -----------  ------------  -----------
Net assets at end of period                           $ 7,690,844   $ 6,775,561  $    404,629  $   323,455
                                                      ===========   ===========  ============  ===========

ACCUMULATION UNITS:
      Purchases                                            71,275        36,726           950        4,676
      Withdrawals                                        (132,678)     (238,701)       (2,083)      (3,090)
                                                      -----------   -----------  ------------  -----------
Net increase (decrease) in units outstanding              (61,403)     (201,975)       (1,133)       1,586
Units outstanding at beginning of year                    400,646       602,621        23,191       21,605
                                                      -----------   -----------  ------------  -----------
Units outstanding at end of year                          339,243       400,646        22,058       23,191
                                                      ===========   ===========  ============  ===========

The accompanying notes are an integral part of these financial statements.

FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                       Pioneer (continued)    Scudder
                                                       ---------------------  -------------------
                                                        Small Cap Value VCT         Bond
                                                       ---------------------  -------------------
                                                         2004         2003      2004       2003
                                                       ---------   ---------  --------   --------
Income:
      Dividends                                        $       -   $       -  $  1,303   $  1,538
Expenses:
      Mortality and expense risk                          (4,974)       (803)     (430)      (483)
      Administrative charges                              (1,189)       (129)      (79)       (99)
                                                       ---------   ---------  --------   --------
Net investment income (expense)                           (6,163)       (932)      794        956
                                                       ---------   ---------  --------   --------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares      13,019       3,945       604         71
      Realized gain distributions                              -           -         -          -
                                                       ---------   ---------  --------   --------
         Realized gains (losses)                          13,019       3,945       604         71
                                                       ---------   ---------  --------   --------
Change in unrealized appreciation / depreciation
      during the year                                     82,613      25,606       (92)       278
                                                       ---------   ---------  --------   --------
Increase (decrease) in net assets from
      operations                                          89,469      28,619     1,306      1,305
                                                       ---------   ---------  --------   --------
Contract transactions:
      Payments received from contract owners               4,237       8,500         -          -
      Transfers between subaccounts
         (including fixed accounts), net                 347,127     264,624    (4,473)         -
      Transfers for contract benefits and
         terminations                                    (78,046)     (4,656)   (1,439)      (394)
      Contract maintenance charges                           (93)        (32)        -          -
                                                       ---------   ---------  --------   --------
Net increase (decrease) in net assets
      from contract transactions                         273,225     268,436    (5,912)      (394)
                                                       ---------   ---------  --------   --------
Total increase (decrease) in net assets                  362,694     297,055    (4,606)       911
Net assets at beginning of period                        297,055           -    38,771     37,860
                                                       ---------   ---------  --------   --------
Net assets at end of period                            $ 659,749   $ 297,055  $ 34,165   $ 38,771
                                                       =========   =========  ========   ========
ACCUMULATION UNITS:
      Purchases                                           26,694      24,546         -          -
      Withdrawals                                         (7,493)     (2,665)     (361)       (28)
                                                       ---------   ---------  --------   --------
Net increase (decrease) in units outstanding              19,201      21,881      (361)       (28)
Units outstanding at beginning of year                    21,881           -     2,383      2,411
                                                       ---------   ---------  --------   --------
Units outstanding at end of year                          41,082      21,881     2,022      2,383
                                                       =========   =========  ========   ========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                      Scudder (continued)
                                                      -----------------------------------------------------
                                                          Global Discovery            Growth and Income
                                                      -------------------------   -------------------------
                                                         2004           2003          2004         2003
                                                      -----------   -----------   -----------   -----------
Income:
      Dividends                                       $         -   $         -   $    28,224   $    48,582
Expenses:
      Mortality and expense risk                          (47,518)      (43,536)      (55,290)      (58,981)
      Administrative charges                              (16,128)      (15,197)      (17,342)      (19,110)
                                                      -----------   -----------   -----------   -----------
Net investment income (expense)                           (63,646)      (58,733)      (44,408)      (29,509)
                                                      -----------   -----------   -----------   -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares      (36,684)     (952,674)     (278,185)     (733,125)
      Realized gain distributions                               -             -             -             -
                                                      -----------   -----------   -----------   -----------
         Realized gains (losses)                          (36,684)     (952,674)     (278,185)     (733,125)
                                                      -----------   -----------   -----------   -----------
Change in unrealized appreciation / depreciation
      during the year                                     941,789     2,677,133       732,903     2,055,847
                                                      -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
      operations                                          841,459     1,665,726       410,310     1,293,213
                                                      -----------   -----------   -----------   -----------
Contract transactions:
      Payments received from contract owners               23,502        59,129        42,135        76,939
      Transfers between subaccounts
         (including fixed accounts), net                 (361,900)      262,223      (182,433)     (129,766)
      Transfers for contract benefits and
         terminations                                  (1,062,600)     (731,372)   (1,172,877)     (940,215)
      Contract maintenance charges                         (8,485)       (8,275)       (9,877)      (14,690)
                                                      -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
      from contract transactions                       (1,409,483)     (418,295)   (1,323,052)   (1,007,732)
                                                      -----------   -----------   -----------   -----------
Total increase (decrease) in net assets                  (568,024)    1,247,431      (912,742)      285,481
Net assets at beginning of period                       5,096,464     3,849,033     6,006,653     5,721,172
                                                      -----------   -----------   -----------   -----------
Net assets at end of period                           $ 4,528,440   $ 5,096,464   $ 5,093,911   $ 6,006,653
                                                      ===========   ===========   ===========   ===========
ACCUMULATION UNITS:
      Purchases                                            27,084        58,443        12,824        28,751
      Withdrawals                                        (106,807)      (89,009)     (135,927)     (134,546)
                                                      -----------   -----------   -----------   -----------
Net increase (decrease) in units outstanding              (79,723)      (30,566)     (123,103)     (105,795)
Units outstanding at beginning of year                    302,467       333,033       570,837       676,632
                                                      -----------   -----------   -----------   -----------
Units outstanding at end of year                          222,744       302,467       447,734       570,837
                                                      ===========   ===========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                      Scudder (continued)
                                                      ---------------------------------------------------
                                                             International              International B
                                                      ---------------------------   ---------------------
                                                          2004           2003          2004        2003
                                                      ------------   ------------   ----------  ---------
Income:
      Dividends                                       $    154,510   $    105,408   $    1,029  $     350
Expenses:
      Mortality and expense risk                          (117,575)      (129,290)      (1,458)    (1,350)
      Administrative charges                               (36,925)       (41,687)        (317)       (36)
                                                      ------------   ------------   ----------  ---------
Net investment income (expense)                                 10        (65,569)        (746)    (1,036)
                                                      ------------   ------------   ----------  ---------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares    (1,607,178)    (6,441,332)       6,102     (3,140)
      Realized gain distributions                                -              -            -          -
                                                      ------------   ------------   ----------  ---------
         Realized gains (losses)                        (1,607,178)    (6,441,332)       6,102     (3,140)
                                                      ------------   ------------   ----------  ---------
Change in unrealized appreciation / depreciation
      during the year                                    3,187,433      9,455,416        6,938     25,078
                                                      ------------   ------------   ----------  ---------
Increase (decrease) in net assets from
      operations                                         1,580,265      2,948,515       12,294     20,902
                                                      ------------   ------------   ----------  ---------
Contract transactions:
      Payments received from contract owners                58,485         62,099          547        749
      Transfers between subaccounts
         (including fixed accounts), net                  (481,448)      (280,012)      (3,180)    61,591
      Transfers for contract benefits and
         terminations                                   (2,823,395)    (3,626,743)     (21,546)    (2,979)
      Contract maintenance charges                          (9,735)       (19,830)        (829)         -
                                                      ------------   ------------   ----------  ---------
Net increase (decrease) in net assets
      from contract transactions                        (3,256,093)    (3,864,486)     (25,008)    59,361
                                                      ------------   ------------   ----------  ---------
Total increase (decrease) in net assets                 (1,675,828)      (915,971)     (12,714)    80,263
Net assets at beginning of period                       12,983,747     13,899,718      109,068     28,805
                                                      ------------   ------------   ----------  ---------
Net assets at end of period                           $ 11,307,919   $ 12,983,747   $   96,354  $ 109,068
                                                      ============   ============   ==========  =========
ACCUMULATION UNITS:
      Purchases                                             24,435        544,353          271     11,899
      Withdrawals                                         (280,365)      (914,534)      (3,106)    (3,098)
                                                      ------------   ------------   ----------  ---------
Net increase (decrease) in units outstanding              (255,930)      (370,181)      (2,835)     8,801
Units outstanding at beginning of year                   1,052,902      1,423,083       13,130      4,329
                                                      ------------   ------------   ----------  ---------
Units outstanding at end of year                           796,972      1,052,902       10,295     13,130
                                                      ============   ============   ==========  =========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                      Scudder (continued)
                                                      ------------------------------------------------
                                                                             VIT EAFE(R) Equity Index
                                                          Money Market                 Fund
                                                      --------------------   -------------------------
                                                        2004        2003        2004          2003
                                                      ---------   --------   -----------   -----------
Income:
      Dividends                                       $     595   $    495   $    27,109   $    86,412
Expenses:
      Mortality and expense risk                           (830)      (787)      (11,026)      (14,640)
      Administrative charges                               (113)      (109)       (3,179)       (4,319)
                                                      ---------   --------   -----------   -----------
Net investment income (expense)                            (348)      (401)       12,904        67,453
                                                      ---------   --------   -----------   -----------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares          -          -        30,253      (130,029)
      Realized gain distributions                             -          -             -             -
                                                      ---------   --------   -----------   -----------
         Realized gains (losses)                              -          -        30,253      (130,029)
                                                      ---------   --------   -----------   -----------
Change in unrealized appreciation / depreciation
      during the year                                         -          -       111,165       508,111
                                                      ---------   --------   -----------   -----------
Increase (decrease) in net assets from
      operations                                           (348)      (401)      154,322       445,535
                                                      ---------   --------   -----------   -----------
Contract transactions:
      Payments received from contract owners                  -          -         8,836        11,677
      Transfers between subaccounts
         (including fixed accounts), net                      -     59,817       (38,874)     (823,204)
      Transfers for contract benefits and
         terminations                                      (272)    (7,159)     (382,923)     (122,184)
      Contract maintenance charges                            -          -        (3,472)       (2,491)
                                                      ---------   --------   -----------   -----------
Net increase (decrease) in net assets
      from contract transactions                           (272)    52,658      (416,433)     (936,202)
                                                      ---------   --------   -----------   -----------
Total increase (decrease) in net assets                    (620)    52,257      (262,111)     (490,667)
Net assets at beginning of period                        66,285     14,028     1,286,796     1,777,463
                                                      ---------   --------   -----------   -----------
Net assets at end of period                           $  65,665   $ 66,285   $ 1,024,685   $ 1,286,796
                                                      =========   ========   ===========   ===========
ACCUMULATION UNITS:
      Purchases                                               -     45,550        33,968       564,140
      Withdrawals                                          (221)    (5,464)      (96,359)     (720,992)
                                                      ---------   --------   -----------   -----------
Net increase (decrease) in units outstanding               (221)    40,086       (62,391)     (156,852)
Units outstanding at beginning of year                   50,767     10,681       191,923       348,775
                                                      ---------   --------   -----------   -----------
Units outstanding at end of year                         50,546     50,767       129,532       191,923
                                                      =========   ========   ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                            Scudder (continued)                T.Rowe Price
                                                       ----------------------------    ----------------------------
                                                         VIT Small Cap Index Fund              Equity Income
                                                       ----------------------------    ----------------------------
                                                           2004            2003            2004            2003
                                                       ------------    ------------    ------------    ------------
Income:
      Dividends                                        $     10,501    $     20,733    $    768,934    $    860,121

Expenses:
      Mortality and expense risk                            (25,028)        (23,621)       (524,341)       (530,499)
      Administrative charges                                 (6,822)         (6,539)       (157,410)       (160,741)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             (21,349)         (9,427)         87,183         168,881
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares        184,731        (146,248)      1,279,876        (660,977)
      Realized gain distributions                                 -               -       1,110,192               -
                                                       ------------    ------------    ------------    ------------
         Realized gains (losses)                            184,731        (146,248)      2,390,068        (660,977)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
      during the year                                       200,783         943,070       3,747,835      11,612,776
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
      operations                                            364,165         787,395       6,225,086      11,120,680
                                                       ------------    ------------    ------------    ------------

Contract transactions:
      Payments received from contract owners                 11,506          21,619         336,702         690,362
      Transfers between subaccounts
         (including fixed accounts), net                    180,757         329,771        (488,852)      2,252,101
      Transfers for contract benefits and
         terminations                                      (779,233)       (944,060)    (11,170,960)    (10,015,104)
      Contract maintenance charges                           (8,960)         (5,676)        (81,116)        (80,705)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
      from contract transactions                           (595,930)       (598,346)    (11,404,226)     (7,153,346)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                    (231,765)        189,049      (5,179,140)      3,967,334
Net assets at beginning of period                         2,606,679       2,417,630      54,728,119      50,760,785
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $  2,374,914    $  2,606,679    $ 49,548,979    $ 54,728,119
                                                       ============    ============    ============    ============
ACCUMULATION UNITS:
      Purchases                                              49,717         104,043          94,575         253,297
      Withdrawals                                          (102,613)       (187,586)       (602,751)       (572,036)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                (52,896)        (83,543)       (508,176)       (318,739)
Units outstanding at beginning of year                      244,925         328,468       2,579,747       2,898,486
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of year                            192,029         244,925       2,071,571       2,579,747
                                                       ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                          T.Rowe Price (continued)
                                                       ------------------------------------------------------------
                                                           International Stock              Limited-Term Bond
                                                       ----------------------------    ----------------------------
                                                           2004            2003            2004            2003
                                                       ------------    ------------    ------------    ------------
Income:
      Dividends                                        $    265,396    $    313,306    $    997,086    $  1,388,348

Expenses:
      Mortality and expense risk                           (271,576)       (278,336)       (319,665)       (384,636)
      Administrative charges                                (78,619)        (77,729)        (88,986)       (104,019)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                             (84,799)        (42,759)        588,435         899,693
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares     (1,040,685)     (1,892,283)        164,951         398,294
      Realized gain distributions                                 -          24,100               -          65,309
                                                       ------------    ------------    ------------    ------------
         Realized gains (losses)                         (1,040,685)     (1,868,183)        164,951         463,603
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
      during the year                                     4,026,414       8,984,212        (839,153)       (279,750)
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
      operations                                          2,900,930       7,073,270         (85,767)      1,083,546
                                                       ------------    ------------    ------------    ------------

Contract transactions:
      Payments received from contract owners                171,274         562,599         163,969         650,815
      Transfers between subaccounts
         (including fixed accounts), net                   (824,269)      1,009,735         165,349       2,369,210
      Transfers for contract benefits and
         terminations                                    (5,422,548)     (5,517,552)     (6,557,977)     10,275,881)
      Contract maintenance charges                          (50,438)        (48,756)        (47,920)        (60,987)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
      from contract transactions                         (6,125,981)     (3,993,974)     (6,276,579)     (7,316,843)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                  (3,225,051)      3,079,296      (6,362,346)     (6,233,297)
Net assets at beginning of period                        28,647,533      25,568,237      33,084,127      39,317,424
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $ 25,422,482    $ 28,647,533    $ 26,721,781    $ 33,084,127
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
      Purchases                                              61,500       4,320,958         167,240         694,047
      Withdrawals                                          (577,588)     (4,674,016)       (603,508)     (1,195,542)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding               (516,088)       (353,058)       (436,268)       (501,495)
Units outstanding at beginning of year                    2,489,545       2,842,603       2,325,171       2,826,666
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of year                          1,973,457       2,489,545       1,888,903       2,325,171
                                                       ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                           T.Rowe Price (continued)
                                                       ------------------------------------------------------------
                                                            New America Growth          Personal Strategy Balanced
                                                       ----------------------------    ----------------------------
                                                           2004            2003            2004            2003
                                                       ------------    ------------    ------------    ------------
Income:
      Dividends                                        $      6,479         $     -    $    468,305    $    607,032

Expenses:
      Mortality and expense risk                           (133,249)       (140,805)       (242,890)       (284,890)
      Administrative charges                                (41,921)        (46,743)        (75,181)        (87,146)
                                                       ------------    ------------    ------------    ------------
Net investment income (expense)                            (168,691)       (187,548)        150,234         234,996
                                                       ------------    ------------    ------------    ------------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares       (712,320)     (2,352,622)        460,558        (781,842)
      Realized gain distributions                                 -               -          87,601          17,305
                                                       ------------    ------------    ------------    ------------
         Realized gains (losses)                           (712,320)     (2,352,622)        548,159        (764,537)
                                                       ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
      during the year                                     2,014,264       6,475,990       1,782,086       6,315,805
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
      operations                                          1,133,253       3,935,820       2,480,479       5,786,264
                                                       ------------    ------------    ------------    ------------

Contract transactions:
      Payments received from contract owners                 76,074         110,650         102,710          80,034
      Transfers between subaccounts
         (including fixed accounts), net                   (125,049)       (909,499)       (205,313)       (122,326)
      Transfers for contract benefits and
         terminations                                    (3,265,713)     (2,603,541)     (7,924,117)     (7,750,048)
      Contract maintenance charges                          (16,966)        (24,872)        (30,951)        (46,296)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
      from contract transactions                         (3,331,654)     (3,427,262)     (8,057,671)     (7,838,636)
                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                  (2,198,401)        508,558      (5,577,192)     (2,052,372)
Net assets at beginning of period                        14,582,334      14,073,776      27,776,987      29,829,359
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $ 12,383,933    $ 14,582,334    $ 22,199,795    $ 27,776,987
                                                       ============    ============    ============    ============

ACCUMULATION UNITS:
      Purchases                                              34,180          28,145          60,357          59,304
      Withdrawals                                          (220,134)       (271,063)       (450,597)       (501,003)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding               (185,954)       (242,918)       (390,240)       (441,699)
Units outstanding at beginning of year                      854,332       1,097,250       1,395,466       1,837,165
                                                       ------------    ------------    ------------    ------------
Units outstanding at end of year                            668,378         854,332       1,005,226       1,395,466
                                                       ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                                                Van Kampen
                                                      -----------------------------------------------------------
                                                      UIF Emerging Markets Equity      UIF Core Plus Fixed Income
                                                      ---------------------------      --------------------------
                                                          2004            2003            2004            2003
                                                      ------------    ------------    ------------    ------------
Income:
      Dividends                                       $     20,841    $          -    $  1,213,639    $     19,361

Expenses:
      Mortality and expense risk                           (33,849)        (30,903)       (340,134)       (346,946)
      Administrative charges                                (9,980)         (8,334)        (91,464)        (80,514)
                                                      ------------    ------------    ------------    ------------
Net investment income (expense)                            (22,988)        (39,237)        782,041        (408,099)
                                                      ------------    ------------    ------------    ------------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares       352,954          61,643         125,039          42,752
      Realized gain distributions                                -               -          73,065         245,237
                                                      ------------    ------------    ------------    ------------
         Realized gains (losses)                           352,954          61,643         198,104         287,989
                                                      ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
      during the year                                      281,016       1,177,980         (61,665)      1,105,014
                                                      ------------    ------------    ------------    ------------
Increase (decrease) in net assets from
      operations                                           610,982       1,200,386         918,480         984,904
                                                      ------------    ------------    ------------    ------------

Contract transactions:
      Payments received from contract owners                25,259         100,295         295,442       1,357,470
      Transfers between subaccounts
         (including fixed accounts), net                    20,498         182,575       1,314,647       6,721,756
      Transfers for contract benefits and
         terminations                                     (866,764)       (604,115)     (4,751,903)     (4,859,008)
      Contract maintenance charges                         (11,411)         (5,872)        (70,267)        (73,910)
                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
      from contract transactions                          (832,418)       (327,117)     (3,212,081)      3,146,308
                                                      ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                   (221,436)        873,269      (2,293,601)      4,131,212
Net assets at beginning of period                        3,500,147       2,626,878      31,911,573      27,780,361
                                                      ------------    ------------    ------------    ------------
Net assets at end of period                           $  3,278,711    $  3,500,147    $ 29,617,972    $ 31,911,573
                                                      ============    ============    ============    ============

ACCUMULATION UNITS:
      Purchases                                             59,227         223,521         227,600         579,009
      Withdrawals                                         (138,177)       (262,854)       (464,213)       (316,714)
                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding               (78,950)        (39,333)       (236,613)        262,295
Units outstanding at beginning of year                     344,939         384,272       2,465,269       2,202,974
                                                      ------------    ------------    ------------    ------------
Units outstanding at end of year                           265,989         344,939       2,228,656       2,465,269
                                                      ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

                                                         Van Kampen (continued)
                                                         ----------------------
                                                             UIF Technology
                                                         ----------------------
                                                           2004         2003
                                                         --------     --------
Income:
      Dividends                                          $      -     $      -
Expenses:
      Mortality and expense risk                             (789)        (639)
      Administrative charges                                 (212)         (42)
                                                         --------     --------
Net investment income (expense)                            (1,001)        (681)
                                                         --------     --------
Realized gains (losses) on investments
      Realized gains (losses) on sale of fund shares          115       (1,520)
      Realized gain distributions                               -            -
                                                         --------     --------
         Realized gains (losses)                              115       (1,520)
                                                         --------     --------
Change in unrealized appreciation / depreciation
      during the year                                         830       14,378
                                                         --------     --------
Increase (decrease) in net assets from
      operations                                              (56)      12,177
                                                         --------     --------

Contract transactions:
      Payments received from contract owners                   (1)      19,559
      Transfers between subaccounts
         (including fixed accounts), net                    5,933       11,990
      Transfers for contract benefits and
         terminations                                      (7,713)        (228)
      Contract maintenance charges                             (1)           -
                                                         --------     --------
Net increase (decrease) in net assets
      from contract transactions                           (1,782)      31,321
                                                         --------     --------
Total increase (decrease) in net assets                    (1,838)      43,498
Net assets at beginning of period                          60,371       16,873
                                                         --------     --------
Net assets at end of period                              $ 58,533     $ 60,371
                                                         ========     ========

ACCUMULATION UNITS:
      Purchases                                             1,411        6,801
      Withdrawals                                          (1,489)        (102)
                                                         --------     --------
Net increase (decrease) in units outstanding                  (78)       6,699
Units outstanding at beginning of year                     10,897        4,198
                                                         --------     --------
Units outstanding at end of year                           10,819       10,897
                                                         ========     ========

The accompanying notes are an integral part of these financial statements.

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

1.    NATURE OF OPERATIONS

      United of Omaha Separate Account C ("Separate Account") was established by United of Omaha Life Insurance Company ("United") on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business United may conduct.

      A Separate Account policyholder may allocate funds to fixed income accounts, which are part of United's general account, in addition to those subaccounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.    SUBACCOUNTS

      The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios and subaccounts are:

      ALGER

      THE ALGER AMERICAN FUND

      Alger American Growth Portfolio Class O ("American Growth")

      Alger American Small Capitalization Portfolio Class O ("American Small Capitalization")

      FEDERATED

      FEDERATED INSURANCE SERIES

      Federated Prime Money Market Fund II Portfolio ("Prime Money Fund II")

      Federated Fund for U.S. Government Securities II ("Fund for U.S. Government Securities II")

      FIDELITY

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND

      Fidelity VIP Equity Income Portfolio Initial Class ("VIP Equity Income")

      Fidelity VIP Equity Income Portfolio Service Class 2 ("VIP Equity Income SVC CL 2")

      Fidelity VIP Growth Portfolio Initial Class ("VIP Growth")

      Fidelity VIP Mid Cap Portfolio Class 2 ("VIP Mid Cap") - Commenced May 1, 2003

      FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

      Fidelity VIP Asset Manager Portfolio Initial Class ("VIP Asset Manager")

      Fidelity VIP Asset Manager: Growth Portfolio Initial Class ("VIP Asset
      Manager: Growth")

      Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 ("VIP Asset
      Manager: Growth SVC CL 2")

      Fidelity VIP Contrafund Portfolio Initial Class ("VIP Contrafund")

      Fidelity VIP Contrafund Portfolio Service Class 2 ("VIP Contrafund SVC CL 2")

      Fidelity VIP Index 500 Portfolio Initial Class ("VIP Index 500")

      Fidelity VIP Index 500 Portfolio Service Class 2 ("VIP Index 500 SVC CL
      2")

      MFS

      MFS VARIABLE INSURANCE TRUST

      MFS Capital Opportunities Series Portfolio Initial Class ("Capital Opportunities Series")

      MFS Capital Opportunities Series Portfolio Service Class ("Capital Opportunities Series SC")

      MFS Emerging Growth Series Portfolio Initial Class ("Emerging Growth Series")

      MFS Emerging Growth Series Portfolio Service Class ("Emerging Growth Series SC")

      MFS High Income Series Portfolio Initial Class ("High Income Series")

      MFS High Income Series Portfolio Service Class ("High Income Series SC")

      MFS Research Series Portfolio Initial Class ("Research Series")

      MFS Research Series Portfolio Service Class ("Research Series SC")

      MFS Strategic Income Series Portfolio Initial Class ("Strategic Income Series")

      MFS Strategic Income Series Portfolio Service Class ("Strategic Income Series SC")

      PIONEER

      PIONEER VARIABLE CONTRACTS TRUST

      Pioneer Equity Income Fund VCT Portfolio Class II ("Equity Income VCT")

      Pioneer Fund VCT Portfolio Class II ("Fund VCT")

      Pioneer Growth Shares VCT Portfolio Class II ("Growth Shares VCT")

      Pioneer Mid Cap Value VCT Portfolio Class I ("Mid Cap Value VCT")

      Pioneer Mid Cap Value VCT Portfolio Class II ("Mid Cap Value VCT II")

      Pioneer Real Estate Shares VCT Portfolio Class I ("Real Estate Shares
      VCT")

      Pioneer Real Estate Shares VCT Portfolio Class II ("Real Estate Shares VCT II")

      Pioneer Small Cap Value VCT Portfolio Class II ("Small Cap Value VCT") - Commenced May 1, 2003

      SCUDDER

      SCUDDER VARIABLE SERIES I

      Scudder VS1 Bond Portfolio ("Bond")

      Scudder VS1 Global Discovery Portfolio Class B ("Global Discovery")

      Scudder VS1 Growth and Income Portfolio Class B ("Growth and Income")

      Scudder VS1 International Portfolio Class A ("International")

      Scudder VS1 International Portfolio Class B ("International B")

      Scudder VS1 Money Market Portfolio ("Money Market")

      SCUDDER INVESTMENT VIT FUNDS (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT
      FUNDS)

      Scudder VIT EAFE(R) Equity Index Fund Portfolio ("VIT EAFE(R) Equity Index Fund")

      Scudder VIT Small Cap Index Fund Portfolio ("VIT Small Cap Index Fund")

      T. ROWE PRICE

      T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price Equity Income Portfolio ("Equity Income")

      T. Rowe Price New America Growth Portfolio ("New America Growth")

      T. Rowe Price Personal Strategy Balanced Portfolio ("Personal Strategy Balanced")

      T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio ("International Stock")

      T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio ("Limited-Term Bond")

      VAN KAMPEN

      VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.

      Van Kampen UIF Emerging Markets Equity Portfolio ("UIF Emerging Markets Equity")

      Van Kampen UIF Core Plus Fixed Income Portfolio ("UIF Core Plus Fixed Income")

      Van Kampen UIF Technology Portfolio ("UIF Technology")

      The availability of some portfolios is dependent upon the product under which each policy was written.

      The following portfolio is available but is not shown on the statements due to not having had any activity.

            Van Kampen UIF Core Plus Fixed Income Portfolio Class II ("UIF Core Plus Fixed Income II")

3.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION AND RELATED INVESTMENT INCOME - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date. Prior to June 1, 2004, realized gains and losses on the sales of investments were computed on the basis of the identified cost of the investment sold. Subsequent to June 1, 2004, realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

      The investments of the Separate Account and United of Omaha Separate Account B are jointly held in accounts with the investment managers.

      CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the subaccounts of the Separate Account by United to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to United.

      FEDERAL INCOME TAXES - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal and state income tax return of United, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under current provisions of the IRC, United does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes.

      RECLASSIFICATIONS - Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

4.    ACCOUNT CHARGES

      MORTALITY AND EXPENSE RISK CHARGE:

      United deducts a daily charge as compensation for the mortality and expense risks assumed by United. The nominal annual rate is a percentage of the net asset value of each subaccount based on the following:

Series I            1.25%             Series V              1.00%
Ultra-Access        1.40%             Ultra-Rewards         1.25%
Ultra-Select        1.50%

      These charges are assessed through reduction of unit values. United guarantees that the mortality and expense charge will not increase above these levels.

      ADMINISTRATIVE CHARGES:

      ADMINISTRATIVE EXPENSE - United deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following:

Series I                           .15%
Series V                           .20%
Ultra-Rewards and Ultra-Select     .15%  (0% for accumulation value of
                                          $100,000 or more)
Ultra-Access                       .20%

      These charges are assessed through reduction of unit values. United guarantees that the administrative charge will not increase above these levels.

      ENHANCED DEATH BENEFIT - The Series V, Ultra-Rewards, and Ultra-Select variable annuity products include a feature which provides the policyholder an option to purchase an enhanced death benefit. For Ultra-Rewards and Ultra-Select, a daily charge equivalent to an annual rate of .30% of the accumulation value is deducted from each policy with this feature. For Series V, a daily charge equivalent to an annual rate of .35% of the accumulation value is deducted from each policy issued prior to May 1, 2003. A daily charge equal to an annual rate of .30% of accumulation value is deducted from each policy issued after May 1, 2003. These charges are assessed through a reduction of unit values. Series V policies issued prior to May 1, 1998 are assessed a daily charge of .35% of the accumulation value through a redemption of units for each policy with this feature.

      ENHANCED CREDIT RIDER - Ultra-Rewards policyholders can elect the enhanced credit rider. A daily charge equivalent to an annual rate of 0.50% of the accumulation value is deducted from each policy for this charge for the first eight policy years. These charges are assessed through the reduction of unit values.

      ENHANCED EARNINGS DEATH BENEFIT CHARGE - Ultra-Select and Ultra-Rewards policyholders can elect the enhanced earnings death benefit rider. A daily charge equivalent to an annual charge of 0.30% of the accumulation value is deducted from each policy for this charge. These charges are assessed through the reduction of unit values.

      RETURN BENEFITS CHARGE - Series V and Ultra-Select policyholders can elect the returns benefit rider. An annual charge is calculated and assessed on the policy anniversary. The charge equivalent to an annual charge of 0.40% of the accumulation value is deducted from each policy for this charge. These charges are assessed through the redemption of units.

      POLICY FEE - There is an annual policy fee of $30 for Series I, Series V and Ultra-Access and $40 for Ultra-Rewards and Ultra-Select that is deducted from the accumulated value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulated value is $50,000 or more on the last valuation date of the applicable policy year. This charge is assessed through the redemption of units. United guarantees the annual policy fee will not increase.

      CONTRACT MAINTENANCE CHARGES:

      WITHDRAWAL CHARGE - United may deduct a withdrawal charge, expressed as a percentage of accumulation value (accumulated units times unit value) surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received.

      TRANSFER FEES - A transfer fee of $10 may be imposed for any non-systematic transfer in excess of twelve per policy year. The transfer fee is deducted from the amount transferred on the date of the transfer.

5.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of daily net purchases and proceeds from daily net sales of investments for the year ended December 31, 2004 were as follows:

                                                    PURCHASES            SALES
                                                   ----------          -----------
ALGER

American Growth                                    $   78,281          $ 7,922,553
American Small Capitalization                         175,991            4,165,284

FEDERATED

Prime Money Fund II                                 7,937,514           13,360,578
Fund for U.S. Government Securities II              1,988,233            7,240,140

FIDELITY

VIP Asset Manager                                       8,959               40,225
VIP Asset Manager: Growth                             614,180            5,796,299
VIP Asset Manager: Growth SVC CL 2                      4,289                5,697
VIP Contrafund                                        658,972           10,031,014
VIP Contrafund SVC CL 2                                 2,116               80,542
VIP Equity Income                                     785,885            9,545,167
VIP Equity Income SVC CL 2                             10,477               30,411
VIP Growth                                                597               23,443
VIP Index 500                                         755,971            9,224,613
VIP Index 500 SVC CL 2                                 87,286              381,841
VIP Mid Cap                                         1,248,775              656,399

MFS

Capital Opportunities Series                          909,792            4,177,484
Capital Opportunities Series SC                       180,508              186,058
Emerging Growth Series                                 15,598            5,320,029
Emerging Growth Series SC                                 705               12,672
High Income Series                                  4,215,991            6,952,838
High Income Series SC                                  12,464               12,523
Research Series                                       157,718            4,520,690
Research Series SC                                      2,933                4,879
Strategic Income Series                               488,622            1,954,971
Strategic Income Series SC                             13,136               26,293

PIONEER

Equity Income VCT                                     210,306              987,639
Fund VCT                                               62,263              656,353
Growth Shares VCT                                     145,013              229,328
Mid Cap Value VCT                                     544,084            5,613,032
Mid Cap Value VCT II                                   43,252              408,141
Real Estate Shares VCT                              1,188,835            2,141,129
Real Estate Shares VCT II                              23,690               36,661
Small Cap Value VCT                                   376,729              109,667

SCUDDER

Bond                                                    1,303                6,421
Global Discovery                                      348,491            1,821,074
Growth and Income                                      76,966            1,443,803
International                                         261,742            3,515,581
International B                                         2,041               27,506
Money Market                                              596                1,216
VIT EAFE(R) Equity Index Fund                         254,974              658,314
VIT Small Cap Index Fund                              484,296            1,101,432

T. ROWE PRICE

Equity Income                                       1,274,059           12,594,701
International Stock                                   390,674            6,603,593
Limited-Term Bond                                   2,295,356            7,987,718
New America Growth                                    161,766            3,661,576
Personal Strategy Balanced                            937,049            8,844,204

VAN KAMPEN

UIF Emerging Markets Equity                           535,613            1,389,782
UIF Core Plus Fixed Income                          2,888,759            5,327,480
UIF Technology                                          7,811                8,845

6.    ADMINISTRATION OF THE SEPARATE ACCOUNT

      During 2004, United and Security Benefit Life Insurance Company ("Security Benefit") entered into an administrative services agreement and certain related agreements, which provided that Security Benefit would perform administrative functions on behalf of United with respect to the policies comprising the Separate Account. Security Benefit has performed and continues to perform the administrative services with respect to the Separate Account.

7.    REINSURANCE ARRANGEMENTS

      Effective December 31, 2003, United agreed to cede to Security Benefit, on a modified coinsurance basis, certain of United's rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge United from its primary legal liability to a policyowner.

8.    SELECTED FINANCIAL DATA

      A summary of units, unit values, net assets at December 31 and investment income ratio, expense ratio and total return for the periods ended December 31 follows. Amounts for 2004 and 2003 are presented in accordance with the AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide of Investment Companies. Prior year amounts have not been restated and financial data for 2000 has not been provided as the information is not available.

                                              At December 31                               For the periods ended December 31
                                              --------------                               ---------------------------------
                                                                                Investment
                                                Unit Value                        income      Expense Ratio         Total Return
                                     Units   lowest to highest     Net Assets     Ratio*   lowest to highest**  lowest to highest***
                                   --------- -----------------    -----------   ---------- -------------------  --------------------
ALGER

American Growth - 2004             1,057,763 $ 7.97  to $ 20.51   $ 20,920,149       0.00% 1.20% to   2.20%       0.74% to    3.87%
American Growth - 2003             1,457,642  10.20  to   20.36     27,635,588       0.00% 1.20% to   2.20%      32.99% to   33.51%
American Growth - 2002             2,193,209   5.84  to   15.25     30,906,104       0.04% 1.20% to   1.60% (A) -34.05% to  -33.40%
American Growth - 2001             2,180,743   8.83  to   23.03     48,057,796       0.24% 1.20% to   1.60% (A) -13.21% to  -11.70%

American Small Capitalization
 - 2004                              936,191   9.29  to   16.40     11,928,529       0.00% 1.20% to   2.20%      12.62% to   14.85%
American Small Capitalization
 - 2003                            1,264,631   8.09  to   11.38     14,055,186       0.00% 1.20% to   2.20%      39.97% to   40.67%
American Small Capitalization
 - 2002                            1,563,073   5.20  to    8.09     12,380,518       0.00% 1.20% to   1.60% (A) -27.48% to  -26.67%
American Small Capitalization
 - 2001                            2,038,018   7.07  to   11.10     22,170,825       0.05% 1.20% to   1.60% (A) -30.66% to    9.20%

FEDERATED

Prime Money Fund II - 2004         9,298,498   0.98  to    1.23     11,354,685       0.78% 1.20% to   2.20%     - 2.44% to   -1.21%
Prime Money Fund II - 2003        13,646,684   1.00  to    1.26     16,777,977       0.72% 1.20% to   2.20%     - 0.90% to    0.00%
Prime Money Fund II - 2002        30,525,370   1.01  to    1.26     37,485,795       1.36% 1.20% to   1.60% (A)   0.00% to    0.00%
Prime Money Fund II - 2001        35,216,087   1.01  to    1.26     43,982,666       3.52% 1.20% to   1.60% (A)   1.00% to    2.44%

Fund for U.S. Government
 Securities II - 2004              1,148,440  11.28  to   15.69     17,495,340       4.88% 1.20% to   2.20%       0.44% to    1.91%
Fund for U.S. Government
 Securities II - 2003              1,532,099  12.47  to   15.41     22,962,863       3.95% 1.20% to   2.20%       0.81% to    1.18%
Fund for U.S. Government
 Securities II - 2002              1,950,439  10.92  to   15.23     29,347,252       3.62% 1.20% to   1.60% (A)   7.29% to    8.33%
Fund for U.S. Government
 Securities II - 2001              1,939,687  10.32  to   14.14     27,204,334       3.87% 1.20% to   1.60% (A)   3.20% to    5.76%

FIDELITY

VIP Asset Manager - 2004               7,486  18.21  to   18.21        136,323       3.02% 1.40% to   1.40%       4.00% to    4.00%
VIP Asset Manager - 2003               9,371  17.51  to   17.51        164,104       3.66% 1.40% to   1.40%      16.35% to   16.35%
VIP Asset Manager - 2002               9,881  15.05  to   15.05        148,746       4.94% 1.40% to   1.60% (A) -10.04% to  -10.04%
VIP Asset Manager - 2001              23,148  16.73  to   16.73        387,201       5.01% 1.40% to   1.60% (A) - 5.43% to   -5.43%

VIP Asset Manager: Growth - 2004     883,081  10.41  to   18.21     16,032,840       2.55% 1.20% to   1.60%       3.63% to    4.29%
VIP Asset Manager: Growth - 2003   1,197,977   9.98  to   17.57     20,720,685       3.21% 1.20% to   1.60%      21.41% to   21.93%
VIP Asset Manager: Growth - 2002   1,566,693   7.83  to   14.41     22,250,294       3.17% 1.20% to   1.60%     -16.89% to  -16.56%
VIP Asset Manager: Growth - 2001   2,106,559   9.42  to   17.27     35,840,840       3.22% 1.20% to   1.60%     - 8.93% to   -8.53%

VIP Asset Manager: Growth SVC
 CL 2 - 2004                           7,755   9.92  to   12.83         77,558       2.19% 1.25% to   2.20%       2.88% to    3.72%
VIP Asset Manager: Growth SVC
 CL 2 - 2003                           7,946   9.64  to   12.37         76,454       1.09% 1.25% to   2.20%      21.56% to   23.82%
VIP Asset Manager: Growth SVC
 CL 2 - 2002                           1,863   7.93  to    7.93         15,090       2.33% 1.25% to   1.50% (A) -16.96% to  -16.96%
VIP Asset Manager: Growth SVC
 CL 2 - 2001                           1,580   9.55  to    9.55         15,086       0.00% 1.25% to   1.50% (A) - 4.50% to   -4.50%

                                                At December 31                          For the periods ended December 31
                                 ------------------------------------------- ---------------- --------------------------------------
                                                                             Investment
                                              Unit Value                      Income      Expense Ratio              Total Return
                                    Units  lowest to highest     Net Assets   Ratio*    lowest to highest**     lowest to highest***
                                 --------- -------------------- ------------ ---------- -------------------     --------------------
FIDELITY (CONT'D)

VIP Contrafund - 2004            1,243,316 $14.41  to  $ 27.30  $ 33,777,624       0.37%   1.20% to   1.60%       10.33% to   13.66%
VIP Contrafund - 2003            1,603,952  12.68  to    24.74    38,361,742       0.51%   1.20% to   1.60%       26.42% to   26.94%
VIP Contrafund - 2002            2,042,813   9.77  to    19.49    38,451,770       0.90%   1.20% to   1.60%      -10.84% to  -10.43%
VIP Contrafund - 2001            2,598,463  10.94  to    21.76    54,323,295       0.90%   1.20% to   1.60%      -13.66% to  -13.31%

VIP Contrafund SVC CL 2 - 2004      25,927  11.87  to    13.77       309,880       0.23%   1.25% to   2.20%       11.26% to   13.07%
VIP Contrafund SVC CL 2 - 2003      32,389  10.67  to    12.18       347,171       0.13%   1.25% to   2.20%       26.57% to   31.82%
VIP Contrafund SVC CL 2 - 2002       8,196   8.43  to     8.43        69,139       0.06%   1.25% to   1.25% (A)  -10.70% to  -10.70%
VIP Contrafund SVC CL 2 - 2001         374   9.45  to     9.45         3,536       0.00%   1.25% to   1.25% (A)  - 5.50% to   -5.50%

VIP Equity Income - 2004         1,435,349  13.19  to    21.96    31,343,688       1.68%   1.20% to   1.60%        7.60% to    9.79%
VIP Equity Income - 2003         1,872,380  12.01  to    20.41    37,183,735       1.98%   1.20% to   1.60%       28.18% to   28.77%
VIP Equity Income - 2002         2,427,701   8.42  to    15.85    37,380,033       1.92%   1.20% to   1.60%      -18.24% to  -17.92%
VIP Equity Income - 2001         3,290,502  10.29  to    19.31    61,436,146       1.86%   1.20% to   1.60%      - 6.53% to   -6.13%

VIP Equity Income SVC CL 2 -2004    32,271  10.52  to    14.28       342,156       1.45%   1.25% to   2.20%        7.85% to    9.23%
VIP Equity Income SVC CL 2 -2003    33,877   9.75  to    13.07       331,873       1.15%   1.25% to   2.20%       26.77% to   28.46%
VIP Equity Income SVC CL 2 -2002    19,421   7.59  to     7.59       147,743       0.60%   1.25% to   1.50% (A)  -18.21% to  -18.21%
VIP Equity Income SVC CL 2 -2001     3,048   9.28  to     9.28        28,367       0.00%   1.25% to   1.25% (A)  - 7.20% to   -7.20%

VIP Growth - 2004                    9,228  23.40  to    23.40       215,980       0.27%   1.40% to   1.40%        1.93% to    1.93%
VIP Growth - 2003                   10,125  22.96  to    22.96       232,494       0.31%   1.40% to   1.40%       30.98% to   30.98%
VIP Growth - 2002                   13,723  17.53  to    17.53       240,549       0.34%   1.40% to   1.40%      -31.07% to  -31.07%
VIP Growth - 2001                   29,335  25.43  to    25.43       146,122       0.09%   1.40% to   1.40%      -18.83% to  -18.83%

VIP Index 500 - 2004             2,691,010  11.15  to    26.80    39,090,326       1.39%   1.20% to   1.60%        4.37% to    9.04%
VIP Index 500 - 2003             3,312,691  10.24  to    13.93    44,147,881       1.56%   1.20% to   1.60%       26.42% to   26.87%
VIP Index 500 - 2002             3,828,823   7.70  to    19.41    40,273,178       1.33%   1.20% to   1.60%      -23.51% to  -23.16%
VIP Index 500 - 2001             3,965,549  10.05  to    25.32    54,514,212       1.19%   1.20% to   1.60%      -13.51% to  -13.18%

VIP Index 500 SVC CL 2 - 2004      212,935   9.45  to    13.60     2,013,813       1.23%   1.25% to   2.20%        6.80% to    8.33%
VIP Index 500 SVC CL 2 - 2003      242,414   8.85  to    12.55     2,145,644       0.95%   1.25% to   2.20%       17.51% to   26.43%
VIP Index 500 SVC CL 2 - 2002      139,316   7.00  to     7.00       975,312       0.22%   1.25% to   1.50% (A)  -23.41% to  -23.41%
VIP Index 500 SVC CL 2 - 2001        4,513   9.13  to     9.13        41,299       0.00%   1.25% to   1.25% (A)  - 8.70% to   -8.70%

VIP Mid Cap - 2004                  87,509  17.14  to    17.42     1,513,904       0.00%   1.20% to   2.20%       22.00% to   24.31%
VIP Mid Cap - 2003 (Commenced
 May 1, 2003)                       47,240  14.01  to    14.05       663,826       0.00%   1.20% to   2.20%        5.90% to   36.28%

MFS

Capital Opportunities Series -
 2004                            1,262,289  11.54  to    15.20    19,132,794       0.37%   1.20% to   1.60%        6.84% to   10.71%
Capital Opportunities Series -
 2003                            1,476,949  10.42  to    14.23    20,238,898       0.20%   1.20% to   1.60%       25.39% to   25.82%
Capital Opportunities Series -
 2002                            1,278,044   7.50  to    11.31    13,980,216       0.06%   1.20% to   1.60%      -30.81% to  -30.53%
Capital Opportunities Series -
 2001                            2,223,177  10.84  to    16.28    34,885,130       0.01%   1.20% to   1.60%      -24.70% to  -24.38%

Capital Opportunities Series
 SC - 2004                         127,036   7.83  to     7.83       994,363       0.20%   1.25% to   2.20%        8.41% to    8.41%
Capital Opportunities Series
 SC - 2003                         124,866   7.22  to     7.22       901,675       0.00%   1.25% to   2.20%       25.35% to   25.35%
Capital Opportunities Series
 SC - 2002                          20,775   5.76  to     5.76       119,816       0.00%   1.25% to   1.25% (A)  -30.69% to  -30.69%
Capital Opportunities Series
 SC - 2001                           5,555   8.30  to     8.30        46,422       0.00%   1.25% to   1.25% (A)  -17.00% to  -17.00%

Emerging Growth Series - 2004      986,404   9.93  to    18.10    17,811,466       0.00%   1.20% to   1.60%        9.58% to   11.16%
Emerging Growth Series - 2003    1,293,464   8.93  to    16.52    20,922,864       0.00%   1.20% to   1.60%       28.12% to   28.66%
Emerging Growth Series - 2002    1,665,671   6.54  to    12.84    20,912,066       0.00%   1.20% to   1.60%      -34.80% to  -34.52%
Emerging Growth Series - 2001    2,187,442  10.03  to    19.61    42,131,787       0.00%   1.20% to   1.60%      -34.58% to  -34.30%

                                                At December 31                          For the periods ended December 31
                                  ------------------------------------------ ----------------------------------------------------
                                                 Unit Value                  Investment
                                                  lowest to          Net       Income      Expense Ratio         Total Return
                                    Units         highest          Assets      Ratio*   lowest to highest**  lowest to highest***
                                  ---------   ----------------   ----------- ---------- -------------------  --------------------
MFS (CONT'D)

Emerging Growth Series SC - 2004      9,672   $ 7.71 to $ 7.71   $    74,551    0.00%     1.25% to 2.20%         9.95% to   9.95%
Emerging Growth Series SC - 2003     11,197     7.01 to   7.01        78,007    0.00%     1.25% to 2.20%        28.39% to  28.39%
Emerging Growth Series SC - 2002     11,162     5.46 to   5.46        61,156    0.00%     1.25% to 1.25% (A)   -34.69% to -34.69%
Emerging Growth Series SC - 2001        466     8.36 to   8.36         3,898    0.00%     1.25% to 1.25% (A)   -16.40% to -16.40%

High Income Series - 2004           547,553    11.59 to  15.70     8,567,593    4.64%     1.20% to 1.60%         6.38% to   7.41%
High Income Series - 2003           757,423    10.79 to  14.76    10,949,811    4.93%     1.20% to 1.60%        16.02% to  16.50%
High Income Series - 2002           946,595     9.25 to  12.67    11,835,774    8.69%     1.20% to 1.60%         0.98% to   1.36%
High Income Series - 2001         1,351,868     9.16 to  12.50    16,614,022    9.09%     1.20% to 1.60%         0.44% to   0.81%

High Income Series SC - 2004         15,832    12.00 to  13.03       189,989    4.49%     1.25% to 2.20%         5.70% to   6.81%
High Income Series SC - 2003         16,108    11.35 to  12.20       182,690    3.82%     1.25% to 2.20%         8.25% to  16.17%
High Income Series SC - 2002         11,698     9.77 to   9.77       114,381    4.36%     1.25% to 1.50% (A)     1.03% to   1.03%
High Income Series SC - 2001          2,894     9.67 to   9.67        27,986    0.00%     1.25% to 1.25% (A)    -3.30% to  -3.30%

Research Series - 2004              741,702    10.37 to  17.85    13,218,142    1.10%     1.20% to 1.60%        12.68% to  13.93%
Research Series - 2003            1,011,166     9.10 to  15.84    15,745,629    0.70%     1.20% to 1.60%        22.81% to  23.27%
Research Series - 2002            1,347,939     6.84 to  12.85    17,037,145    0.28%     1.20% to 1.60%       -25.75% to -25.46%
Research Series - 2001            1,772,778     9.21 to  17.24    30,089,220    0.01%     1.20% to 1.60%       -22.52% to -22.20%

Research Series SC - 2004             3,425     8.89 to   8.89        30,445    0.89%     1.25% to 2.20%        11.95% to  11.95%
Research Series SC - 2003             3,629     7.94 to   7.94        28,318    0.35%     1.25% to 2.20%        22.91% to  22.91%
Research Series SC - 2002             2,599     6.46 to   6.46        17,000    0.03%     1.25% to 1.25% (A)   -25.66% to -25.66%
Research Series SC - 2001               420     8.70 to   8.70         3,654    0.00%     1.25% to 1.25% (A)   -13.00% to -13.00%

Strategic Income Series - 2004      412,690    13.25 to  14.06     5,800,358    5.42%     1.20% to 1.60%         6.02% to   6.26%
Strategic Income Series - 2003      541,764    12.50 to  13.23     7,157,350    5.53%     1.20% to 1.60%         8.60% to   9.07%
Strategic Income Series - 2002      730,253    11.45 to  12.13     8,846,493    4.25%     1.20% to 1.60%         6.67% to   7.06%
Strategic Income Series - 2001    1,170,726    10.73 to  11.33    13,227,056    3.98%     1.20% to 1.60%         3.06% to   3.47%

Strategic Income Series SC - 2004    11,469    11.95 to  12.49       143,122    4.97%     1.25% to 2.20%         4.14% to   5.58%
Strategic Income Series SC - 2003    12,780    11.32 to  11.99       152,990    4.43%     1.25% to 2.20%         8.02% to   8.70%
Strategic Income Series SC - 2002     7,893    11.03 to  11.03        87,080    3.14%     1.25% to 1.50% (A)     6.88% to   6.88%
Strategic Income Series SC - 2001     2,869    10.32 to  10.32        29,600    0.00%     1.25% to 1.25% (A)     3.20% to   3.20%

PIONEER

Equity Income VCT - 2004            219,273    10.60 to  12.10     2,627,522    1.99%     1.20% to 2.20%        12.73% to  14.57%
Equity Income VCT - 2003            292,585    10.41 to  10.56     3,067,147    1.97%     1.20% to 2.20%        20.35% to  20.82%
Equity Income VCT - 2002            397,814     7.78 to   8.74     3,468,031    1.97%     1.20% to 1.60% (A)   -17.38% to -16.57%
Equity Income VCT - 2001            795,981     9.38 to  10.54     8,382,355    1.62%     1.20% to 1.60% (A)    -8.64% to  -6.20%

Fund VCT - 2004                     182,082     8.97 to   9.46     1,661,963    0.89%     1.20% to 2.20%         8.01% to   9.21%
Fund VCT - 2003                     251,666     8.22 to   8.34     2,099,740    0.85%     1.20% to 2.20%        21.42% to  21.93%
Fund VCT - 2002                     401,690     6.77 to   8.31     2,747,464    0.82%     1.20% to 1.60% (A)   -20.54% to -19.79%
Fund VCT - 2001                     441,374     8.51 to   9.01     3,781,671    0.65%     1.20% to 1.60% (A)   -12.63% to  -9.90%

Growth Shares VCT - 2004             50,310     6.04 to   7.02       311,459    0.00%     1.20% to 2.20%         2.68% to   4.80%
Growth Shares VCT - 2003             63,828     5.77 to   5.86       375,754    0.00%     1.20% to 2.20%        22.77% to  23.37%
Growth Shares VCT - 2002             43,450     4.70 to   6.61       208,728    0.00%     1.20% to 1.60% (A)   -36.14% to -35.45%
Growth Shares VCT - 2001             80,304     7.36 to   8.67       595,663    0.00%     1.20% to 1.60% (A)   -20.52% to -13.30%

Mid Cap Value VCT - 2004            946,679    17.99 to  21.47    20,295,444    0.36%     1.20% to 1.60%        17.92% to  20.24%
Mid Cap Value VCT - 2003          1,201,248    14.96 to  18.21    21,405,058    0.34%     1.20% to 1.60%        35.26% to  35.79%
Mid Cap Value VCT - 2002          1,338,967     9.93 to  13.41    17,600,174    0.32%     1.20% to 1.60%       -12.64% to -12.24%
Mid Cap Value VCT - 2001            846,911    11.36 to  15.29    12,814,555    0.56%     1.20% to 1.60%         4.80% to   5.23%

                                                  At December 31                     For the periods ended December 31
                                      --------------------------------------- -------------------------------------------------
                                                                              Investment   Expense Ratio       Total Return
                                                 Unit Value                     Income      lowest to            lowest to
                                       Units    lowest to highest Net Assets    Ratio*      highest**            highest***
                                      --------- ----------------- ----------- ----------  --------------     ------------------
PIONEER (CONT'D)

Mid Cap Value VCT II - 2004             122,636 $13.62 to $ 16.65 $ 1,669,856    0.27%    1.25% to  2.20%     17.78% to  19.55%
Mid Cap Value VCT II - 2003             149,172  11.56 to   13.93   1,723,891    0.26%    1.25% to  2.20%     26.87% to  35.36%
Mid Cap Value VCT II - 2002              93,109   8.54 to    8.54     795,365    0.18%    1.25% to  1.50%(A) -12.50% to -12.50%
Mid Cap Value VCT II - 2001               1,122   9.75 to    9.75      10,944    0.07%    1.25% to  1.25%(A)  -2.50% to  -2.50%

Real Estate Shares VCT - 2004           339,243  21.18 to   22.68   7,690,844    3.71%    1.20% to  1.60%     32.72% to  33.82%
Real Estate Shares VCT - 2003           400,646  15.83 to   17.09   6,775,561    4.75%    1.20% to  1.60%     32.58% to  33.20%
Real Estate Shares VCT - 2002           602,621  10.59 to   12.83   7,628,527    4.35%    1.20% to  1.60%      0.93% to   1.26%
Real Estate Shares VCT - 2001           823,625  10.49 to   12.67  10,311,278    5.17%    1.20% to  1.60%      6.00% to   6.47%

Real Estate Shares VCT II - 2004         22,058  18.34 to   18.55     404,629    3.56%    1.25% to  2.20%     31.50% to  32.96%
Real Estate Shares VCT II - 2003         23,191  13.95 to   13.95     323,455    4.70%    1.25% to  2.20%     21.20% to  32.86%
Real Estate Shares VCT II - 2002         21,605  10.50 to   10.50     226,922    5.02%    1.25% to  1.50%(A)   0.96% to   0.96%
Real Estate Shares VCT II - 2001          2,720  10.40 to   10.40      28,270    3.31%    1.25% to  1.25%(A)   4.00% to   4.00%

Small Cap Value VCT - 2004               41,082  15.93 to   16.08     659,749    0.00%    1.20% to  2.20%     17.42% to  18.42%
Small Cap Value VCT - 2003
(Commenced May 1, 2003)                  21,881  13.54 to   13.58     297,055    0.00%    1.20% to  2.20%      8.67% to  28.60%

SCUDDER

Bond - 2004                               2,022  16.90 to   16.90      34,165    3.82%    1.40% to  1.40%      3.88% to   3.88%
Bond - 2003                               2,383  16.27 to   16.27      38,771    4.01%    1.40% to  1.40%      3.63% to   3.63%
Bond - 2002                               2,411  15.70 to   15.70      37,860    4.75%    1.40% to  1.40%      6.15% to   6.15%
Bond - 2001                              15,067  14.79 to   14.79     222,868    4.15%    1.40% to  1.40%      4.23% to   4.23%

Global Discovery -2004                  222,744  11.66 to   20.85   4,528,440    0.00%    1.20% to  2.20%     19.41% to  21.11%
Global Discovery -2003                  302,467   9.63 to   17.34   5,096,464    0.00%    1.20% to  2.20%     46.35% to  46.95%
Global Discovery -2002                  333,033   6.58 to   11.80   3,849,033    0.00%    1.20% to  1.60%(A) -21.34% to -20.50%
Global Discovery -2001                  437,554   8.36 to   14.94   6,422,281    0.00%    1.20% to  1.60%(A) -26.15% to -14.40%

Growth and Income - 2004                447,734   9.28 to   11.47   5,093,911    0.52%    1.20% to  2.20%      6.62% to   8.00%
Growth and Income - 2003                570,837   8.70 to   10.71   6,006,653    0.85%    1.20% to  2.20%     24.46% to  24.97%
Growth and Income - 2002                676,632   6.16 to    8.57   5,721,172    0.71%    1.20% to  1.60%(A) -24.60% to -23.94%
Growth and Income - 2001                800,567   8.17 to   11.32   8,952,102    0.99%    1.20% to  1.60%(A) -12.96% to  -8.00%

International - 2004                    796,972   9.58 to   14.21  11,307,919    1.33%    1.20% to  1.60%     13.69% to  14.73%
International - 2003                  1,052,902   8.35 to   12.50  12,983,747    0.83%    1.20% to  1.60%     25.56% to  26.14%
International - 2002                  1,423,083   6.40 to    9.91  13,899,718    0.91%    1.20% to  1.60%    -19.60% to -19.30%
International - 2001                  1,863,892   7.96 to   12.28  22,557,723    0.43%    1.20% to  1.60%    -31.99% to -31.70%

International B - 2004                   10,295   9.36 to    9.36      96,354    1.08%    1.25% to  2.20%     12.22% to  12.22%
International B - 2003                   13,130   8.34 to    8.34     109,068    0.49%    1.25% to  2.20%     25.98% to  25.98%
International B - 2002                    4,329   6.62 to    6.62      28,805    0.53%    1.25% to  1.25%(A) -19.66% to -19.66%
International B - 2001                      667   8.24 to    8.24       5,650    0.00%    1.25% to  1.25%(A) -17.60% to -17.60%

Money Market - 2004                      50,546   1.30 to    1.30      65,665    0.90%    1.40% to  1.40%     -0.83% to  -0.83%
Money Market - 2003                      50,767   1.31 to    1.31      66,285    0.79%    1.40% to  1.40%      0.00% to   0.00%
Money Market - 2002                      10,681   1.31 to    1.31      14,028    1.57%    1.40% to  1.40%      0.00% to   0.00%
Money Market - 2001                     146,563   1.31 to    1.31     192,362    3.58%    1.40% to  1.40%      2.34% to   2.34%

VIT EAFE(R) Equity Index Fund - 2004    129,532   7.68 to   15.23   1,024,685    2.57%    1.20% to  2.20%     15.10% to  17.43%
VIT EAFE(R) Equity Index Fund - 2003    191,923   6.56 to    6.66   1,286,796    6.28%    1.20% to  2.20%     31.20% to  31.88%
VIT EAFE(R) Equity Index Fund - 2002    348,775   5.00 to    7.89   1,777,463    0.54%    1.20% to  1.60%(A) -22.84% to -22.11%
VIT EAFE(R) Equity Index Fund - 2001  1,197,410   6.48 to    9.94   7,809,411    0.00%    1.20% to  1.60%(A) -25.86% to  -0.60%

VIT Small Cap Index Fund - 2004         192,029  12.19 to   17.60   2,374,914    0.44%    1.20% to  2.20%     13.88% to  16.30%
VIT Small Cap Index Fund - 2003         244,925  10.48 to   10.63   2,606,679    0.92%    1.20% to  2.20%     43.96% to  44.63%
VIT Small Cap Index Fund - 2002         328,468   7.27 to    8.76   2,417,630    0.42%    1.20% to  1.60%(A) -21.83% to -21.08%
VIT Small Cap Index Fund - 2001         596,223   9.10 to   11.04   5,581,741    0.70%    1.20% to  1.60%(A)  -3.70% to  10.40%

                                                 At December 31                        For the periods ended December 31
                                    -----------------------------------------   -------------------------------------------------
                                                                                Investment    Expense Ratio      Total Return
                                               Unit Value lowest                  Income       lowest to           lowest to
                                      Units       to highest      Net Assets      Ratio*        highest**          highest***
                                    ---------  ------------------ -----------   ---------- ------------------  ------------------
T. ROWE PRICE

Equity Income - 2004                2,071,571  $11.45 to  $ 30.10 $49,548,979      1.51%   1.20% to 2.20%        9.06% to  13.30%
Equity Income - 2003                2,579,747   13.04 to    23.01  54,728,119      1.68%   1.20% to 2.20%       23.48% to  24.04%
Equity Income - 2002                2,898,486    8.30 to    21.47  50,760,785      1.61%   1.20% to 1.60% (A)  -14.49% to -13.59%
Equity Income - 2001                2,884,843    9.68 to    25.06  60,541,915      1.43%   1.20% to 1.60% (A)  - 3.20% to   0.28%

International Stock - 2004          1,973,457    9.97 to    13.50  25,422,482      1.02%   1.20% to 2.20%        9.52% to  12.21%
International Stock - 2003          2,489,545    8.90 to    11.95  28,647,533      1.20%   1.20% to 2.20%       28.43% to  29.05%
International Stock - 2002          2,842,603    6.50 to     9.35  25,568,237      1.03%   1.20% to 1.60% (A)  -19.61% to -18.70%
International Stock - 2001          2,758,903    8.08 to    11.61  31,071,747      1.95%   1.20% to 1.60% (A)  -23.45% to -11.00%

Limited-Term Bond - 2004            1,888,903   10.88 to    15.24  26,721,781      3.29%   1.20% to 2.20%      - 2.02% to - 0.29%
Limited-Term Bond - 2003            2,325,171   12.42 to    14.63  33,084,127      3.81%   1.20% to 2.20%        2.64% to   3.03%
Limited-Term Bond - 2002            2,826,666   10.63 to    14.87  39,317,424      4.91%   1.20% to 1.60% (A)    3.68% to   4.83%
Limited-Term Bond - 2001            3,573,588   10.12 to    14.30  48,077,452      5.50%   1.20% to 1.60% (A)    1.20% to   7.15%

New America Growth - 2004             668,378    9.35 to    21.66  12,383,933      0.05%   1.20% to 2.20%        6.17% to   9.34%
New America Growth - 2003             854,332    9.01 to    17.59  14,582,334      0.00%   1.20% to 2.20%       32.89% to  33.46%
New America Growth - 2002           1,097,250    6.09 to    14.87  14,073,776      0.00%   1.20% to 1.60% (A)  -29.45% to -28.79%
New America Growth - 2001           1,589,702    8.63 to    21.04  28,591,704      0.00%   1.20% to 1.60% (A)  -13.27% to  12.00%

Personal Strategy Balanced - 2004   1,005,226   11.98 to    22.39  22,199,795      1.95%   1.20% to 2.20%        9.68% to  11.00%
Personal Strategy Balanced - 2003   1,395,466   12.75 to    20.24  27,776,987      2.16%   1.20% to 2.20%       22.83% to  23.26%
Personal Strategy Balanced - 2002   1,837,165    8.86 to    16.42  29,829,359      2.51%   1.20% to 1.60% (A)  - 9.27% to - 8.38%
Personal Strategy Balanced - 2001   2,271,704    9.73 to    18.02  40,509,927      2.86%   1.20% to 1.60% (A)  - 4.03% to - 2.70%

VAN KAMPEN

UIF Emerging Markets Equity - 2004    265,989   12.14 to    18.34   3,278,711      0.65%   1.20% to 2.20%       19.00% to  21.43%
UIF Emerging Markets Equity - 2003    344,939   10.00 to    12.72   3,500,147      0.00%   1.20% to 2.20%       47.22% to  47.93%
UIF Emerging Markets Equity - 2002    384,272    6.65 to    10.07   2,626,878      0.00%   1.20% to 1.60% (A)  -10.38% to - 9.44%
UIF Emerging Markets Equity - 2001    463,521    7.42 to    11.04   3,488,932      0.00%   1.20% to 1.60% (A)   -7.94% to  10.40%

UIF Core Plus Fixed Income - 2004   2,228,656   11.47 to    13.59  29,617,972      3.87%   1.20% to 2.20%        0.94% to   2.86%
UIF Core Plus Fixed Income - 2003   2,465,269   12.71 to    13.21  31,911,573      0.06%   1.20% to 2.20%        2.91% to   3.36%
UIF Core Plus Fixed Income - 2002   2,202,974   10.82 to    12.78  27,780,361      6.78%   1.20% to 1.60% (A)    5.63% to   6.71%
UIF Core Plus Fixed Income - 2001     297,523   10.37 to    12.06   3,579,682      6.00%   1.20% to 1.60% (A)    3.70% to   8.06%

UIF Technology - 2004                  10,819    5.41 to     5.41      58,533      0.00%   1.25% to 2.20%       -4.75% to - 4.75%
UIF Technology - 2003                  10,897    5.66 to     5.68      60,371      0.00%   1.25% to 2.20%       46.02% to  46.02%
UIF Technology - 2002                   4,198    3.89 to     5.96      16,873      0.00%   1.25% to 1.25% (A)  -49.68% to -49.28%
UIF Technology - 2001                     578    7.72 to     7.72       4,463      0.00%   1.25% to 1.25% (A)  -22.80% to -22.80%

(A) Excludes administrative charges for Ultra-Rewards and Ultra-Select in 2002 and 2001 as these charges were treated as redemption of units in the computation due to system constaints.

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

**These ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

PART C OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits: The following exhibits are filed herewith:

Exhibit No.     Description of Exhibit
-----------     ----------------------
(1)  (a)        Resolution of the Board of Directors of United of Omaha Life
                Insurance Company establishing the Variable Account. *

(2)             Not applicable.

(3)  (a)        Principal Underwriter Agreement by and between United of Omaha
                Life Insurance Company, on its own behalf and on behalf of the
                Variable Account, and Mutual of Omaha Investor Services, Inc. *

     (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the
                Broker/Dealer.*

(4)  (a)        Form of Policy for the SERIES V variable annuity Policy.******

     (b)        Form of Riders to the Policy.

         (1)    Systematic Transfer Enrollment Program Endorsement to the
                Policy.**

         (2)    Enhanced Death Benefit Rider.******

         (3)    Returns Benefit Rider.******

(5)             Form of Application to the Policy.*

(6)  (a)        Articles of Incorporation of United of Omaha Life Insurance
                Company.*

     (b)        Bylaws of United of Omaha Life Insurance Company.****

(7)             Coinsurance Agreement between United of Omaha Life Insurance
                Company and Security Benefit Life Insurance Company.

(8)  (a) (1)    Participation Agreement among The Alger American Fund, Fred
                Alger Management, Inc. and United of Omaha Life Insurance
                Company.*

         (2)    Amendment No. 1 to the Participation Agreement among Alger
                American Fund, Fred Alger Management, Inc. and United of Omaha
                Life Insurance Company.****

         (3)    Amendment No. 2 to the Participation Agreement among The Alger
                American Fund, Fred Alger Management, Inc. and United of Omaha
                Life Insurance Company.****

         (4)    Amendment No. 3 to the Participation Agreement among The Alger
                American Fund, Fred Alger Management, Inc. and United of Omaha
                Life Insurance Company.*******

     (b) (1)    Fund Participation Agreement among United of Omaha Life
                Insurance Company, Insurance Management Series and Federated
                Securities Corp.*

         (2)    Amendment No. 1 to the Participation Agreement among Federated
                Insurance Series, formerly Insurance Management Series,
                Federated Securities Corp. and United of Omaha Life Insurance
                Company.****

         (3)    Amendment No. 2 to the Participation Agreement among Federated
                Insurance Series, formerly Insurance Management Series,
                Federated Securities Corp. and United of Omaha Life Insurance
                Company.****

         (4)    Amendment No. 3 to the Participation Agreement among Federated
                Insurance Series, formerly Insurance Management Series,
                Federated Securities Corp. and United of Omaha Life Insurance
                Company.*******

         (5)    Amendment No. 4 to the Participation Agreement among Federated
                Insurance Series, formerly Insurance Management Series,
                Federated Securities Corp. and United of Omaha Life Insurance
                Company.*******

     (c) (1)    Participation Agreement among Variable Insurance Products Fund
                II, Fidelity Distributors Corporation and United of Omaha Life
                Insurance Company.*

         (2)    Amendment No. 2 to the Participation Agreement among Variable
                Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (3)    Amendment No. 3 to the Participation Agreement among Variable
                Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (4)    Amendment No. 4 to the Participation Agreement among Variable
                Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (5)    Amendment No. 5 to the Participation Agreement among Variable
                Insurance Products Fund II, Fidelity Distributions Corporation and United of Omaha Life Insurance Company.*****

         (6)    Sixth Amendment to the Participation Agreement among Variable
                Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*******

         (7)    Participation Agreement among Variable Insurance Products Fund,
                Fidelity Distributors Corporation and United of Omaha Life
                Insurance Company.****

         (8)    Amendment No. 1 to the Participation Agreement among Variable
                Insurance Products Fund, Fidelity Distributors Corporation and
                United of Omaha Life Insurance Company.****

         (9)    Amendment No. 2 to the Participation Agreement among Variable
                Insurance Products Fund, Fidelity Distributors Corporation and
                United of Omaha Life Insurance Company.****

         (10)   Amendment No. 3 to the Participation Agreement among Variable
                Insurance Products Fund, Fidelity Distributors Corporation and
                United of Omaha Life Insurance Company.*****

         (11)   Fourth Amendment to the Participation Agreement among Variable
                Insurance Products Fund, Fidelity Distributors Corporation and
                United of Omaha Life Insurance Company.*******

     (d) (1)    Amended and Restated Participation Agreement among MFS Variable
                Insurance Trust, United of Omaha Life Insurance Company and
                Massachusetts Financial Services Company.*****

         (2)    Amendment No. 1 to the Amended and Restated Participation
                Agreement among MFS Variable Insurance Trust, United of Omaha
                Life Insurance Company and Massachusetts Financial Services
                Company.*******

     (e) (1)    Participation Agreement among Pioneer Variable Contracts Trust,
                Pioneer Funds Distributor, Inc. and United of Omaha Life
                Insurance Company.****

         (2)    Amendment No. 1 to the Participation Agreement among Pioneer
                Variable Contracts Trust, Pioneer Funds Distributor, Inc. and
                United of Omaha Life Insurance Company.****

         (3)    Amendment No. 2 to the Participation Agreement among Pioneer
                Variable Contracts Trust, Pioneer Funds Distributor, Inc. and
                United of Omaha Life Insurance Company.****

         (4)    Amendment No. 3 to the Participation Agreement among Pioneer
                Variable Contracts Trust, Pioneer Funds Distributor, Inc. and
                United of Omaha Life Insurance Company.*******

         (5)    Amendment No. 4 to the Participation Agreement among Pioneer
                Variable Contracts Trust, Pioneer Funds Distributor, Inc. and
                United of Omaha Life Insurance Company.*******

     (f) (1)    Participation Agreement by and between Scudder Variable Life
                Insurance Fund and United of Omaha Life Insurance Company.*

         (2)    First Amendment to the Participation Agreement among United of
                Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund.****

         (3)    Amendment No. 2 to the Participation Agreement among United of
                Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder
                Variable Series I.).*******

     (g) (1)    Participation Agreement among T. Rowe Price International
                Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income
                Series, T. Rowe Price Investment Services, Inc. and United of
                Omaha Life Insurance Company.*

         (2)    Amended Schedule A effective May 31, 1995 to Participation
                Agreement among T. Rowe Price International Series, T. Rowe
                Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe
                Price Investment Services, Inc. and United of Omaha Life
                Insurance Company.****

         (3)    Amended Schedule A effective May 1, 1997 to Participation
                Agreement among T. Rowe Price International Series, T. Rowe
                Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe
                Price Investment Services, Inc. and United of Omaha Life
                Insurance Company.****

         (4)    Amended Schedule A effective August 6, 1999 to Participation
                Agreement among T. Rowe Price International Series, T. Rowe
                Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe
                Price Investment Services, Inc. and United of Omaha Life
                Insurance Company.****

         (5)    Amended Schedule A effective November 22, 2002 to the
                Participation Agreement among T. Rowe Price International
                Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income
                Series, T. Rowe Price Investment Services, Inc. and United of
                Omaha Life Insurance Company.*******

         (6)    Amendment No. 1 to the Participation Agreement among T. Rowe
                Price International Series, T. Rowe Price Equity Series, T. Rowe
                Price Fixed Income Series, T. Rowe Price Investment Services,
                Inc. and United of Omaha Life Insurance Company.*******

     (h) (1)    Participation Agreement among Morgan Stanley Universal Funds,
                Inc., Morgan Stanley Asset Management, Inc., Miller Anderson &
                Sherrerd LLP, and United of Omaha Life Insurance Company.**

         (2)    Amendment No. 1 to the Participation Agreement among United of
                Omaha Life Insurance Company, The Universal Institutional Funds,
                Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan
                Stanley Investment Management, Inc. (formerly Morgan Stanley
                Asset Management Inc.).*******

         (3)    Amendment No. 2 to Participation Agreement among United of Omaha
                Life Insurance Company, The Universal Institutional Funds, Inc.
                (formerly Morgan Stanley Universal Funds, Inc.) and Morgan
                Stanley Investment Management, Inc. (formerly Morgan Stanley
                Asset Management Inc.).*******

     (i) (1)    Participation Agreement among BT Insurance Funds Trust, Bankers
                Trust Company and United of Omaha Life Insurance Company.***

         (2)    Amendment No. 1 to the Fund Participation Agreement among
                Deutsche Asset Management VIT Funds, formerly BT Insurance Funds
                Trust, Bankers Trust Company and United of Omaha Life Insurance
                Company.*****

     (j)        Administrative Services Agreement with Vantage Computer
                Systems.*

     (k)        Administrative Services Agreement between United of Omaha Life
                Insurance Company and Security Benefit Life Insurance Company.

(9)             Opinion and Consent of Counsel.

(10)            Consent of Independent Auditors.

(11)            Not applicable.

(12)            Not applicable.

(13)            Not applicable.

(14)            Powers of Attorney.********

* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

*** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

**** Incorporated by reference to the Registration Statement for United of Omaha
     Separate Account C filed on January 22, 2001 (File No. 333-54112).

***** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 29, 2002 (File No. 333-54112).

****** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on February 28, 2003 (File No. 33-89848).

******* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on February 27, 2004 (File No. 333-54112).

******** Incorporated by reference to the Registration Statements for United of Omaha Separate Account C filed on February 27, 2004 (File No. 333-54112), on April 29, 2004 (File No. 333-54112) and on March 2, 2005 (File No. 33-89848).

******** Incorporated by reference to the Registration Statements for United of Omaha Separate Account C filed on February 27, 2004 (File No. 333-54112), on April 29, 2004 (File No. 333-54112) and on March 2, 2005 (File No. 33-89848).

Item 25. Directors and Officers of the Depositor

Our Directors and Senior Officers are:

DIRECTORS*
----------
Samuel L. Foggie, Sr.   Retired Banking and Finance Industry Executive
Carol B. Hallett        Of Counsel, U.S. Chamber of Commerce
Jeffrey M. Heller       President and Chief Operating Officer,
                        Electronic Data Systems Corporation
Hugh W. Hunt            Chairman, HunTel Systems, Inc.
James G. McFarlane      Area Chairman, Arthur J. Gallagher & Co
Richard W. Mies         President and CEO,Hicks and Associates, Inc.
Daniel P. Neary         Chairman of the Board and CEO of our Company

SENIOR OFFICERS*
----------------
Daniel P. Neary         Chairman of the Board and Chief Executive Officer
James L. Hanson         Executive Vice President (Information Services)
Michael E. Huss         Senior Vice President and Corporate Secretary
Daniel P. Martin        Executive Vice President (Group Benefit Services)
William C. Mattox       Executive Vice President (Federal Legislative Affairs)
Thomas J. McCusker      Executive Vice President and General Counsel
Madeline R. Rucker      Executive Vice President (Customer Service)
Stacy A. Scholtz        Executive Vice President (Corporate Services)
Tommie D. Thompson      Executive Vice President, Treasurer and Comptroller
Michael C. Weekly       Executive Vice President (Individual Financial Services)
Richard A. Witt         Executive Vice President and Chief Investment Officer

* Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Name of Corporation (where organized)*                                       Type of Corporation
--------------------------------------                                       -------------------
Mutual of Omaha Insurance Company (NE)                                       Accident & Health Insurance
   Fulcrum Growth Partners, L.L.C. (DE)                                      Investment activities
      BalCo Holdings, LLC (DE)                                               Investment activities
   KFS Corporation (NE)                                                      Holding Corporation
      KFS BD, Inc. (NE)                                                      Registered investment advisor
      KFS IA, Inc. (NE)                                                      Registered Investment advisor
   Mutual of Omaha Health Plans, Inc. (NE)                                   Holding corporation
      Exclusive Healthcare, Inc. (NE)                                        HMO
      Ingenium Benefits, Inc. (NE)                                           Administrative services
   Mutual of Omaha Holdings, Inc. (NE)                                       Holding corporation
      Adjustment Services, Inc. (NE)                                         Claims adjusting company
      innowave incorporated (NE)                                             Markets water purification products
         innowave Pure Technologies, Inc.                                    Markets water purification products
      Mutual of Omaha Investor Services, Inc. (NE)                           Registered securities broker-dealer
      Mutual of Omaha Marketing Corporation (NE)                             Markets insurance products
   The Omaha Indemnity Company (WI)                                          Property & casualty insurance

   United of Omaha Life Insurance Company (NE)                               Life, H&A insurance/annuities
      Companion Life Insurance Company (NY)                                  Life insurance/annuities
      Mutual of Omaha Structured Settlement Company, Inc. (CT)               Structured settlements
      Mutual of Omaha Structured Settlement Company of New York, Inc. (NY)   Structured settlements
      United World Life Insurance Company (NE)                               Accident & health and life insurance

*    Subsidiaries are indicated by indentations.


ITEM 27. NUMBER OF POLICYOWNERS

          As of March 31, 2005, there were 10,748 Owners of the Policies.

ITEM 28. INDEMNIFICATION

          The Nebraska Business Corporation Act provides for permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

          With respect to indemnification, Article XI of United's Articles of Incorporation provides as follows:

               An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

               For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

               If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

               Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

          With respect to indemnification, Article XII of United's Articles of Incorporation provides as follows:

               To the fullest extent permitted by law, the Corporation shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for
          (i) receipt of a financial benefit to which he or she is not entitled,
          (ii) an intentional infliction of harm on the corporation or its members, (iii) a violation of section 21-2096 of the Nebraska Business Corporation Act, or (iv) an intentional violation of criminal law; and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

               To the fullest extent permitted by law, before final disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

          (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account B and Companion Life Separate Account C.

          (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

NAME                TITLE
----                -----
Richard A. Witt     Director
Michael E. Huss     Vice President and Secretary
William J. Bluvas   President and Treasurer
Amy J. Owens        First Vice President and Assistant Secretary

          (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2004, United paid $368,649 in total compensation to MOIS; of this amount MOIS retained $63,653 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 31. MANAGEMENT SERVICES.

     All management policies are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.

          (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.

          (d) United of Omaha Life Insurance Company represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United of Omaha Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

          United represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

          United and the Variable Account rely on 17 C.F.R. Section 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, United of Omaha Life Insurance Company and United of Omaha Separate Account C certify that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that they have caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 to be signed on their behalf, in the City of Omaha and State of Nebraska, on April 29, 2005.

                                        UNITED OF OMAHA SEPARATE ACCOUNT C
                                        Registrant

                                        UNITED OF OMAHA LIFE INSURANCE COMPANY
                                        Depositor


                                        By: /s/ Thomas J. McCusker
                                            ------------------------------------
                                            Thomas J. McCusker

          As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 has been signed by the following persons on April 29, 2005 in the capacities and on the dates indicated.

Signatures                                        Title                       Date
----------                                        -----                       ----


by                         *   Chairman of the Board and                    4/29/05
   -------------------------   Chief Executive Officer
        Daniel P. Neary


by                         *   Treasurer and Comptroller                    4/29/05
   -------------------------   (Principal Financial Officer and Principal
        Tommie Thompson        Accounting Officer)


by                         *   Director                                     4/29/05
   -------------------------
     Samuel L. Foggie, Sr.


by                         *   Director                                     4/29/05
   -------------------------
        Carol B. Hallett


by                         *   Director                                     4/29/05
   -------------------------
       Jeffrey M. Heller


by                         *   Director                                     4/29/05
   -------------------------
          Hugh W. Hunt


by                         *   Director                                     4/29/05
   -------------------------
       James G. McFarlane


by                         *   Director                                     4/29/05
   -------------------------
        Richard W. Mies


by                         *   Director                                     4/29/05
   -------------------------
        Daniel P. Neary

* Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 2001, June 1, 2003, September 1, 2003, April 1, 2004 and January 1, 2005.

                                                       REGISTRATION NO. 33-89848

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   ----------

                       UNITED OF OMAHA SEPARATE ACCOUNT C

                                       OF

                     UNITED OF OMAHA LIFE INSURANCE COMPANY

                                    EXHIBITS

                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 17

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 50

                                 April 29, 2005

                                  EXHIBIT INDEX

Exhibit No.   Description of Exhibit
-----------   ----------------------
(7)           Coinsurance Agreement between United of Omaha Life Insurance
              Company and Security Benefit Life Insurance Company.

(8)(k)        Administrative Services Agreement between United of Omaha Life
              Insurance Company and Security Benefit Life Insurance Company.

(9)           Opinion and Consent of Counsel.

(10)          Consent of Independent Auditors.